UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:    (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report
January 31, 2020
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Funds.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Capital Allocation Portfolios  |  Annual Report 2020

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	8.91	3.69	4.78
	Including sales charges		3.71	2.69	4.27
Advisor Class*		06/13/13	9.14	3.95	4.94
Class C	Excluding sales charges	03/04/04	8.05	2.91	4.00
	Including sales charges		7.05	2.91	4.00
Institutional Class*		09/27/10	9.08	3.93	5.02
Institutional 2 Class*		06/13/13	9.17	3.98	4.98
Institutional 3 Class*		06/13/13	9.24	4.04	5.01
Class R*		09/27/10	8.54	3.41	4.52
Blended Benchmark			10.71	4.47	5.32
Bloomberg Barclays U.S. Aggregate Bond Index			9.64	3.01	3.79
Russell 3000 Index			20.53	11.85	13.82
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg Barclays U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2020	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio
Performance of a hypothetical $10,000 investment (January 31, 2010 — January 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2020)
Alternative Strategies Funds	5.5
Common Stocks	4.3
Equity Funds	16.9
Fixed Income Funds	59.8
Money Market Funds	13.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Annual Report 2020

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	10.52	4.88	6.32
	Including sales charges		4.18	3.64	5.70
Advisor Class*		11/08/12	10.80	5.15	6.51
Class C	Excluding sales charges	10/15/96	9.65	4.09	5.52
	Including sales charges		8.65	4.09	5.52
Institutional Class		10/15/96	10.76	5.13	6.58
Institutional 2 Class*		11/08/12	10.83	5.19	6.56
Institutional 3 Class*		06/13/13	10.94	5.23	6.57
Class R		01/23/06	10.23	4.63	6.05
Blended Benchmark			12.42	5.68	6.73
Bloomberg Barclays U.S. Aggregate Bond Index			9.64	3.01	3.79
Russell 3000 Index			20.53	11.85	13.82
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2020	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
Performance of a hypothetical $10,000 investment (January 31, 2010 — January 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2020)
Alternative Strategies Funds	5.3
Common Stocks	3.0
Equity Funds	29.2
Fixed Income Funds	49.9
Money Market Funds	12.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Annual Report 2020

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	12.26	6.23	7.66
	Including sales charges		5.83	4.98	7.02
Advisor Class*		06/13/13	12.51	6.50	7.84
Class C	Excluding sales charges	03/04/04	11.34	5.44	6.85
	Including sales charges		10.34	5.44	6.85
Institutional Class*		09/27/10	12.55	6.50	7.91
Institutional 2 Class*		06/13/13	12.53	6.52	7.88
Institutional 3 Class*		06/13/13	12.68	6.62	7.93
Class R*		09/27/10	11.92	5.96	7.38
Blended Benchmark			13.95	6.93	8.17
Russell 3000 Index			20.53	11.85	13.82
Bloomberg Barclays U.S. Aggregate Bond Index			9.64	3.01	3.79
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2020	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio
Performance of a hypothetical $10,000 investment (January 31, 2010 — January 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2020)
Alternative Strategies Funds	3.9
Common Stocks	2.3
Equity Funds	40.9
Fixed Income Funds	43.9
Money Market Funds	9.0
Preferred Stocks	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Annual Report 2020

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	13.51	7.24	8.62
	Including sales charges		6.99	5.98	7.98
Advisor Class*		11/08/12	13.75	7.50	8.82
Class C	Excluding sales charges	10/15/96	12.55	6.43	7.80
	Including sales charges		11.55	6.43	7.80
Institutional Class		10/15/96	13.73	7.49	8.89
Institutional 2 Class*		11/08/12	13.72	7.57	8.87
Institutional 3 Class*		06/13/13	13.87	7.61	8.89
Class R		01/23/06	13.15	6.96	8.35
Class V*	Excluding sales charges	03/07/11	13.51	7.24	8.59
	Including sales charges		6.99	5.98	7.95
Blended Benchmark			15.13	8.01	9.35
Russell 3000 Index			20.53	11.85	13.82
Bloomberg Barclays U.S. Aggregate Bond Index			9.64	3.01	3.79
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2020	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
Performance of a hypothetical $10,000 investment (January 31, 2010 — January 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2020)
Alternative Strategies Funds	4.0
Common Stocks	1.7
Equity Funds	52.5
Fixed Income Funds	24.8
Money Market Funds	17.0
Preferred Stocks	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Annual Report 2020

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	14.00	8.02	9.62
	Including sales charges		7.41	6.74	8.97
Advisor Class*		06/13/13	14.33	8.29	9.80
Class C	Excluding sales charges	03/04/04	13.21	7.22	8.82
	Including sales charges		12.21	7.22	8.82
Institutional Class*		09/27/10	14.34	8.30	9.89
Institutional 2 Class*		06/13/13	14.35	8.36	9.86
Institutional 3 Class*		06/13/13	14.42	8.41	9.89
Class R*		09/27/10	13.77	7.77	9.37
Blended Benchmark			16.21	8.97	10.40
Russell 3000 Index			20.53	11.85	13.82
Bloomberg Barclays U.S. Aggregate Bond Index			9.64	3.01	3.79
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2020	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio
Performance of a hypothetical $10,000 investment (January 31, 2010 — January 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2020)
Alternative Strategies Funds	4.0
Common Stocks	2.8
Equity Funds	70.6
Fixed Income Funds	12.8
Money Market Funds	9.8
Preferred Stocks	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Annual Report 2020

Manager Discussion of Fund Performance

All Fund returns listed below are for Class A shares excluding sales charges for the 12-month period that ended January 31, 2020. Though each posted strong absolute gains, we attribute the Funds’ relative underperformance to disappointing results from underlying fund performance overall.
•	Columbia Capital Allocation Conservative Portfolio returned 8.91%, underperforming its Blended Benchmark, which returned 10.71%.
•	Columbia Capital Allocation Moderate Conservative Portfolio returned 10.52% underperforming its Blended Benchmark, which returned 12.42%.
•	Columbia Capital Allocation Moderate Portfolio returned 12.26% underperforming its Blended Benchmark, which returned 13.95%.
•	Columbia Capital Allocation Moderate Aggressive Portfolio returned 13.51% underperforming its Blended Benchmark, which returned 15.13%.
•	Columbia Capital Allocation Aggressive Portfolio returned 14.00% underperforming its Blended Benchmark, which returned 16.21%.
During the same time frame, the Russell 3000 Index, which measures domestic equities, returned 20.53%; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned 9.64%; the Bloomberg Barclays U.S. Corporate High-Yield Index, which measures the U.S. high-yield corporate bond market, returned 9.40%; the MSCI EAFE Index (Net), which measures international equities, returned 12.10%; the MSCI Emerging Markets Index (Net), which measures emerging market equities, returned 3.81%; and the FTSE Three-Month U.S. Treasury Bill Index advanced 2.18% for the period.
Global capital markets enjoyed notable strength during annual period
As the annual period began in February 2019, investor optimism prevailed, as positive global economic conditions, the impact of broad U.S. corporate tax cuts, a strong U.S. labor market and moves to reduce regulations in a number of industries buoyed confidence. As the calendar year progressed, U.S. economic growth slowed from 3.1% in the first quarter of 2019 to an estimated 2.1% for 2019 overall, as manufacturing activity edged lower. European economies similarly transitioned to a slower pace of growth, struggling with rising interest rates, trade tensions and uncertainty surrounding the U.K.’s departure from the European Union. At the same time, China’s economic conditions weakened, and emerging markets came under pressure, driven by trade and tariff concerns.
Despite these global uncertainties, the U.S. stock market rose strongly in 2019, as the U.S. Federal Reserve (Fed) cut short-term interest rates three times during the second half of the calendar year and then announced at its December 2019 meeting it would hold the targeted federal funds rate at 1.50%-1.75% for the near term, judging its current monetary policy as appropriate to support economic expansion, a strong labor market and inflation approximating its 2.0% target. Central banks in major international economies followed the Fed’s lead with stimulus efforts. As we entered 2020, the coronavirus provided a challenge to riskier asset classes, especially emerging markets equities and commodities. At the end of the annual period, it was still too early to assess the extent and ramifications of the coronavirus outbreak.
Still, for the annual period overall, it was remarkably strong for the global capital markets, with nearly all asset class indices posting positive absolute returns. The Russell 3000 Index, a broad proxy for U.S. equities, generated a 20.53% return, and the S&P 500 Index, another proxy for broad-based domestic equities, rose 21.68%. Within the U.S. equity market segment, large-cap equities outperformed small-cap equities, and growth-oriented stocks significantly outpaced value-oriented stocks across the capitalization spectrum. The MSCI EAFE Index (Net), measuring international developed market equities, returned 12.10%. Emerging markets equities, as measured by the MSCI Emerging Markets Index (Net), returned a more modest 3.81%, as the greater impact of U.S.-China trade tensions and then, in January 2020, the coronavirus weighed on investor sentiment. U.S. bond markets also experienced a strong annual period, with the Bloomberg Barclays U.S. Aggregate Bond Index rising 9.64%, and the ICE BofA U.S. High Yield Constrained Index up 9.39%. The Bloomberg Barclays Global Aggregate Index returned 6.58%. Commodities were the only major asset class to generate a negative return for the annual period, attributable almost entirely to January 2020 when oil prices fell after a U.S. government report showed a significant jump in
Columbia Capital Allocation Portfolios | Annual Report 2020	13

Manager Discussion of Fund Performance  (continued)

U.S. crude stockpiles and the specter of excess supply loomed over the market after the coronavirus outbreak hit demand in China, the world’s largest oil importer. Following an especially strong calendar year 2019, the Bloomberg Commodity Index returned -5.38% for the annual period ended January 31, 2020.
Underlying fund performance dampened relative results
Absolute returns in all five Funds of the Columbia Capital Allocation Portfolios were positive, but all five underperformed their respective Blended Benchmark. Underlying fund performance overall was the primary detractor from returns in all five Funds. Asset allocation decisions as a whole contributed positively to relative performance in all but the most aggressive Fund, Columbia Capital Allocation Aggressive Portfolio.
U.S. large-cap equities as an asset class posted strong double-digit gains during the annual period. As such, having an overweight allocation across all five Funds benefited relative performance. However, disappointing returns from the Funds’ underlying U.S. large-cap equity funds offset the positive allocation effect and accounted for a significant portion of the Funds’ underperformance versus their respective Blended Benchmarks. The market’s strong preference for growth over value stocks affected managers with valuation-sensitive approaches to stock selection, especially those using quantitative-driven strategies. Conversely, underlying fund selection boosted relative results within international equities in all five Funds, more than offsetting the detracting effect of being slightly underweight the strongly performing market segment. On the fixed-income side, positions in high-yield bonds contributed positively to relative returns in all five Funds, as both underlying fund performance and style positioning were strong. However, an out-of-benchmark allocation to emerging markets debt and manager selection within core fixed income detracted in all five Funds. In the aggregate, the fixed-income asset class detracted from performance across the three more conservative Funds but contributed positively in the two more aggressive Funds. The more conservative Funds had more exposure to shorter duration bonds, which underperformed longer duration bonds overall during the annual period. Out-of-benchmark positions in absolute return strategies detracted from relative returns in all five Funds, as they were not able to keep pace with the strong returns of the equity and fixed-income markets. In all five Funds, out-of-benchmark positions in commodities, which posted negative absolute returns, also detracted from results.
Shifting market conditions drove Fund changes
During the annual period, we increased the Funds’ allocation to equities, primarily via an increased exposure to U.S. large-cap equities, bringing each Fund to a moderate overweight relative to its respective Blended Benchmark. We slightly decreased allocations to international equities. We increased the Funds’ fixed-income allocations, adding exposure to emerging markets debt and high-yield bonds. At the end of the annual period, the three most conservative Funds had a modest overweight to fixed income overall relative to their respective Blended Benchmarks, and the two more aggressive Funds were positioned rather neutrally in fixed income relative to their respective Blended Benchmarks. The Funds maintained, but had modestly reduced their exposure to, alternative investment strategies. As our views on the economy evolved during the annual period, we decreased the Funds’ allocations to cash.
Derivative positions
During the annual period, the use of derivatives positions on equity indices, fixed-income indices and currencies was implemented via an overlay to the Funds to efficiently allocate capital across the Funds and to allow greater flexibility in establishing exposure to a given market than might otherwise be possible. Futures, options and credit default swaps were used, as they can offer both a liquid and cost-efficient means of establishing exposure in a given market and can be used to hedge duration and/or to reduce, or hedge, exposure to risk. The use of these instruments is integral to the Funds’ investment strategy, which, overall realized positive absolute returns during the annual period. Also, some of the underlying funds used derivatives during the annual period to attempt to enhance portfolio return and for hedging purposes as market conditions warranted.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Funds’ investment in underlying funds subject them to the investment performance (positive or negative), risks and expenses of these underlying funds. There are risks associated with fixed-income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer term securities. Foreign investments subject the Funds to risks, including political, economic, market, social and others within a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers.
14	Columbia Capital Allocation Portfolios | Annual Report 2020

Manager Discussion of Fund Performance  (continued)

Investing in derivatives is a specialized activity that involves special risks that subject the Funds to significant loss potential, including when used as leverage, and may result in greater fluctuation in fund value. Asset allocation does not assure a profit or protect against loss. See the Funds’ prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Capital Allocation Portfolios | Annual Report 2020	15

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2019 — January 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	1,038.70	1,022.33	2.93	2.91	0.57	4.98	4.94	0.97
Advisor Class	1,000.00	1,000.00	1,039.20	1,023.59	1.64	1.63	0.32	3.70	3.67	0.72
Class C	1,000.00	1,000.00	1,035.00	1,018.55	6.77	6.72	1.32	8.82	8.75	1.72
Institutional Class	1,000.00	1,000.00	1,039.00	1,023.59	1.64	1.63	0.32	3.70	3.67	0.72
Institutional 2 Class	1,000.00	1,000.00	1,039.40	1,023.69	1.54	1.53	0.30	3.60	3.57	0.70
Institutional 3 Class	1,000.00	1,000.00	1,039.70	1,023.95	1.29	1.28	0.25	3.34	3.32	0.65
Class R	1,000.00	1,000.00	1,036.40	1,021.07	4.21	4.18	0.82	6.26	6.21	1.22
16	Columbia Capital Allocation Portfolios | Annual Report 2020

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
August 1, 2019 — January 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	1,045.90	1,022.74	2.53	2.50	0.49	4.85	4.79	0.94
Advisor Class	1,000.00	1,000.00	1,046.70	1,024.00	1.24	1.22	0.24	3.56	3.52	0.69
Class C	1,000.00	1,000.00	1,042.70	1,018.95	6.38	6.31	1.24	8.70	8.60	1.69
Institutional Class	1,000.00	1,000.00	1,047.00	1,024.00	1.24	1.22	0.24	3.56	3.52	0.69
Institutional 2 Class	1,000.00	1,000.00	1,047.90	1,024.10	1.14	1.12	0.22	3.46	3.42	0.67
Institutional 3 Class	1,000.00	1,000.00	1,047.80	1,024.30	0.93	0.92	0.18	3.25	3.21	0.63
Class R	1,000.00	1,000.00	1,044.60	1,021.48	3.81	3.77	0.74	6.13	6.06	1.19
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	1,053.70	1,023.04	2.23	2.19	0.43	4.92	4.84	0.95
Advisor Class	1,000.00	1,000.00	1,054.80	1,024.30	0.93	0.92	0.18	3.63	3.57	0.70
Class C	1,000.00	1,000.00	1,049.30	1,019.26	6.10	6.01	1.18	8.78	8.65	1.70
Institutional Class	1,000.00	1,000.00	1,055.10	1,024.30	0.93	0.92	0.18	3.63	3.57	0.70
Institutional 2 Class	1,000.00	1,000.00	1,054.90	1,024.35	0.88	0.87	0.17	3.57	3.52	0.69
Institutional 3 Class	1,000.00	1,000.00	1,056.10	1,024.55	0.67	0.66	0.13	3.37	3.32	0.65
Class R	1,000.00	1,000.00	1,051.60	1,021.78	3.52	3.47	0.68	6.21	6.12	1.20
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,059.50	1,022.74	2.54	2.50	0.49	5.35	5.25	1.03
Advisor Class	1,000.00	1,000.00	1,060.20	1,024.00	1.25	1.22	0.24	4.05	3.98	0.78
Class C	1,000.00	1,000.00	1,054.60	1,018.95	6.42	6.31	1.24	9.22	9.06	1.78
Institutional Class	1,000.00	1,000.00	1,060.10	1,024.00	1.25	1.22	0.24	4.05	3.98	0.78
Institutional 2 Class	1,000.00	1,000.00	1,060.50	1,024.20	1.04	1.02	0.20	3.84	3.78	0.74
Institutional 3 Class	1,000.00	1,000.00	1,060.60	1,024.45	0.78	0.77	0.15	3.58	3.52	0.69
Class R	1,000.00	1,000.00	1,057.40	1,021.48	3.84	3.77	0.74	6.64	6.52	1.28
Class V	1,000.00	1,000.00	1,059.50	1,022.74	2.54	2.50	0.49	5.35	5.25	1.03
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,062.80	1,022.84	2.44	2.40	0.47	5.62	5.51	1.08
Advisor Class	1,000.00	1,000.00	1,063.90	1,024.10	1.14	1.12	0.22	4.32	4.23	0.83
Class C	1,000.00	1,000.00	1,059.30	1,019.06	6.33	6.21	1.22	9.50	9.31	1.83
Institutional Class	1,000.00	1,000.00	1,064.50	1,024.10	1.14	1.12	0.22	4.32	4.23	0.83
Institutional 2 Class	1,000.00	1,000.00	1,065.10	1,024.25	0.99	0.97	0.19	4.16	4.08	0.80
Institutional 3 Class	1,000.00	1,000.00	1,064.70	1,024.45	0.78	0.77	0.15	3.96	3.88	0.76
Class R	1,000.00	1,000.00	1,061.90	1,021.58	3.74	3.67	0.72	6.91	6.78	1.33
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Capital Allocation Portfolios | Annual Report 2020	17

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	142,121	589,800
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	240,131	1,767,365
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,026,332	9,934,893
Total Alternative Strategies Funds (Cost $13,150,174)		12,292,058

Common Stocks 4.3%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.0%
Nippon Telegraph & Telephone Corp.	2,600	66,292
Entertainment 0.1%
Nintendo Co., Ltd.	200	73,571
Square Enix Holdings Co., Ltd.	1,700	83,452
Toho Co., Ltd.	800	29,471
Total		186,494
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	2,400	6,720
Meet Group, Inc. (The)(b)	3,250	17,323
Yelp, Inc.(b)	55	1,793
Total		25,836
Media 0.1%
Gray Television, Inc.(b)	370	7,504
National CineMedia, Inc.	890	6,568
TechTarget, Inc.(b)	595	15,107
Telenet Group Holding NV	641	29,804
WPP PLC	7,330	91,138
Total		150,121
Wireless Telecommunication Services 0.0%
Gogo(b)	950	4,997
Total Communication Services		433,740
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.0%
Dana, Inc.	250	3,852
Modine Manufacturing Co.(b)	760	5,343
Valeo SA	751	22,306
Total		31,501
Automobiles 0.1%
Fiat Chrysler Automobiles NV	6,623	86,280
Peugeot SA	3,802	78,284
Total		164,564
Distributors 0.0%
Funko, Inc., Class A(b)	745	11,197
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	545	13,385
K12, Inc.(b)	550	8,877
Perdoceo Education Corp.(b)	570	10,135
Total		32,397
Hotels, Restaurants & Leisure 0.0%
Boyd Gaming Corp.	70	2,090
Brinker International, Inc.	213	9,093
Dine Brands Global, Inc.	198	16,879
Everi Holdings, Inc.(b)	1,400	17,500
Marriott Vacations Worldwide Corp.	126	15,150
SeaWorld Entertainment, Inc.(b)	565	19,470
Total		80,182
Household Durables 0.2%
Berkeley Group Holdings PLC	1,849	127,940
M/I Homes, Inc.(b)	285	12,651
Sekisui House Ltd.	4,200	90,309
Sony Corp.	1,100	76,920
Taylor Morrison Home Corp., Class A(b)	785	20,316
Total		328,136
Internet & Direct Marketing Retail 0.0%
Stamps.com, Inc.(b)	135	10,056
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.0%
Bandai Namco Holdings, Inc.	300	17,432
Malibu Boats, Inc., Class A(b)	440	19,268
MasterCraft Boat Holdings, Inc.(b)	345	6,062
Sankyo Co., Ltd.	900	30,236
Sturm Ruger & Co., Inc.	173	8,567
Total		81,565
Specialty Retail 0.1%
Genesco, Inc.(b)	285	11,206
GNC Holdings, Inc., Class A(b)	2,500	5,350
Hibbett Sports, Inc.(b)	510	12,638
Lithia Motors, Inc., Class A	111	15,056
Rent-A-Center, Inc.	345	10,050
Restoration Hardware Holdings, Inc.(b)	39	8,141
Sleep Number Corp.(b)	252	13,001
Sportsman’s Warehouse Holdings, Inc.(b)	1,600	10,368
Tilly’s, Inc.	240	2,040
Zumiez, Inc.(b)	335	10,442
Total		98,292
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	350	110,640
Burberry Group PLC	955	24,487
Deckers Outdoor Corp.(b)	109	20,809
Kering SA	113	69,045
Pandora A/S	735	38,114
Total		263,095
Total Consumer Discretionary		1,100,985
Consumer Staples 0.4%
Beverages 0.1%
Carlsberg A/S, Class B	649	94,776
Coca-Cola European Partners PLC	1,788	94,067
Total		188,843
Food & Staples Retailing 0.1%
Coles Group Ltd.	9,024	99,021
Ingles Markets, Inc., Class A	355	14,800
Koninklijke Ahold Delhaize NV	2,660	65,280
Metro AG	4,992	69,459
Common Stocks (continued)
Issuer	Shares	Value ($)
SpartanNash Co.	940	11,449
Welcia Holdings Co., Ltd.	600	32,948
Total		292,957
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	180	15,174
Nestlé SA, Registered Shares	778	85,808
Total		100,982
Household Products 0.0%
Essity AB, Class B	738	23,428
Personal Products 0.0%
Edgewell Personal Care Co.(b)	295	7,617
Medifast, Inc.	136	13,142
Usana Health Sciences, Inc.(b)	165	10,180
Total		30,939
Tobacco 0.1%
British American Tobacco PLC	3,071	135,416
Swedish Match AB	1,877	106,122
Vector Group Ltd.	315	4,139
Total		245,677
Total Consumer Staples		882,826
Energy 0.2%
Energy Equipment & Services 0.0%
DMC Global Inc	115	4,811
Liberty Oilfield Services, Inc., Class A	440	3,731
Matrix Service Co.(b)	740	14,889
NexTier Oilfield Solutions, Inc.(b)	2,715	13,982
Total		37,413
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	877	24,703
California Resources Corp.(b)	635	4,661
CVR Energy, Inc.	445	15,401
Delek U.S. Holdings, Inc.	350	9,611
Denbury Resources, Inc.(b)	825	812
Dorian LPG Ltd.(b)	150	1,968
ENI SpA	2,064	28,912
OMV AG	174	8,647
Royal Dutch Shell PLC, Class B	6,825	179,338
Santos Ltd.	9,434	54,145

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Southwestern Energy Co.(b)	1,525	2,394
W&T Offshore, Inc.(b)	620	2,567
World Fuel Services Corp.	240	9,389
Total		342,548
Total Energy		379,961
Financials 0.8%
Banks 0.3%
Atlantic Capital Bancshares, Inc.(b)	120	2,264
Banco Bilbao Vizcaya Argentaria SA	16,246	84,099
Bancorp, Inc. (The)(b)	1,470	17,390
Bank Leumi Le-Israel BM	7,494	53,881
BNP Paribas SA	2,035	107,992
Cathay General Bancorp	515	18,571
Commerzbank AG	1,933	11,092
ConnectOne Bancorp, Inc.	635	14,992
Customers Bancorp, Inc.(b)	689	14,731
DBS Group Holdings Ltd.	2,500	46,053
First BanCorp	1,670	15,481
Fulton Financial Corp.	760	12,517
Great Southern Bancorp, Inc.	237	13,488
Hilltop Holdings, Inc.	695	15,735
Independent Bank Group, Inc.	334	17,876
International Bancshares Corp.	445	17,533
Investors Bancorp, Inc.	420	5,076
Israel Discount Bank Ltd.	1,506	6,831
Mediobanca Banca di Credito Finanziario SpA	5,953	59,385
Metropolitan Bank Holding Corp.(b)	45	2,212
Midland States Bancorp, Inc.	325	8,586
Nicolet Bankshares, Inc.(b)	111	7,842
OFG Bancorp	760	14,980
Preferred Bank	211	12,683
Raiffeisen Bank International AG	1,652	37,631
Sumitomo Mitsui Trust Holdings, Inc.	1,900	70,053
United Community Banks, Inc.	325	9,074
United Overseas Bank Ltd.	300	5,596
Total		703,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.1%
3i Group PLC	6,671	97,042
Cohen & Steers, Inc.	278	20,566
Federated Hermes, Inc., Class B	595	21,557
Natixis SA	19,611	82,815
Singapore Exchange	7,400	46,948
Waddell & Reed Financial, Inc., Class A	315	5,034
Total		273,962
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	455	15,447
Enova International, Inc.(b)	610	15,287
Nelnet, Inc., Class A	105	6,012
Regional Management Corp.(b)	535	14,739
Total		51,485
Insurance 0.3%
Ageas	788	43,452
Allianz SE, Registered Shares	645	153,990
American Equity Investment Life Holding Co.	485	12,809
Assicurazioni Generali SpA	5,098	99,338
AXA SA	1,644	43,717
CNP Assurances	4,301	77,419
Dai-ichi Life Holdings, Inc.	2,300	34,135
Employers Holdings, Inc.	390	16,633
Genworth Financial, Inc., Class A(b)	1,725	7,072
Selective Insurance Group, Inc.	45	2,981
Swiss Life Holding AG, Registered Shares	190	95,508
Universal Insurance Holdings, Inc.	243	5,915
Total		592,969
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	400	6,536
Ellington Financial, Inc.	790	14,433
PennyMac Mortgage Investment Trust	120	2,790
Total		23,759
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	447	22,176
Federal Agricultural Mortgage Corp.	201	15,336
Flagstar Bancorp, Inc.	430	15,153
Meta Financial Group, Inc.	460	17,121

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
NMI Holdings, Inc., Class A(b)	600	19,152
Radian Group, Inc.	945	23,143
Total		112,081
Total Financials		1,757,900
Health Care 0.6%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	360	14,378
Acceleron Pharma, Inc.(b)	65	5,901
Arcutis Biotherapeutics, Inc.(b)	405	8,829
Arena Pharmaceuticals, Inc.(b)	320	14,621
Arrowhead Pharmaceuticals, Inc.(b)	130	5,448
Atara Biotherapeutics, Inc.(b)	270	3,572
BeiGene Ltd., ADR(b)	119	18,131
Black Diamond Therapeutics, Inc.(b)	247	9,263
bluebird bio, Inc.(b)	101	8,049
Blueprint Medicines Corp.(b)	120	7,614
CSL Ltd.	107	22,007
Dynavax Technologies Corp.(b)	1,225	6,186
Fate Therapeutics, Inc.(b)	290	7,354
Global Blood Therapeutics, Inc.(b)	80	5,221
Gossamer Bio, Inc.(b)	256	3,400
Immunomedics, Inc.(b)	830	15,413
Insmed, Inc.(b)	443	9,099
Karuna Therapeutics, Inc.(b)	25	2,373
Mirati Therapeutics, Inc.(b)	105	9,117
Precision BioSciences, Inc.(b)	477	3,859
Rubius Therapeutics, Inc.(b)	380	2,964
Sage Therapeutics, Inc.(b)	166	11,002
Sarepta Therapeutics, Inc.(b)	69	8,001
SpringWorks Therapeutics, Inc.(b)	359	11,301
TCR2 Therapeutics, Inc.(b)	480	7,046
Turning Point Therapeutics, Inc.(b)	180	10,530
Ultragenyx Pharmaceutical, Inc.(b)	70	3,679
uniQure NV(b)	142	8,174
Total		242,532
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.1%
Angiodynamics, Inc.(b)	810	11,154
CryoLife, Inc.(b)	300	8,922
Hoya Corp.	600	57,423
Integer Holdings Corp.(b)	228	19,471
Lantheus Holdings, Inc.(b)	855	14,971
Meridian Bioscience, Inc.	880	8,659
Natus Medical, Inc.(b)	490	15,332
NuVasive, Inc.(b)	120	9,255
Quidel Corp.(b)	150	11,520
Varex Imaging Corp.(b)	475	13,134
Total		169,841
Health Care Providers & Services 0.0%
Corvel Corp.(b)	129	11,813
Cross Country Healthcare, Inc.(b)	780	7,722
Magellan Health, Inc.(b)	246	18,010
Medipal Holdings Corp.	2,500	52,975
Owens & Minor, Inc.	425	2,660
Tenet Healthcare Corp.(b)	160	5,062
Total		98,242
Health Care Technology 0.0%
HealthStream, Inc.(b)	580	14,819
Omnicell, Inc.(b)	241	19,588
Total		34,407
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	226	19,334
Syneos Health, Inc.(b)	370	22,703
Total		42,037
Pharmaceuticals 0.4%
Aerie Pharmaceuticals, Inc.(b)	235	4,813
Amphastar Pharmaceuticals, Inc.(b)	690	13,048
Astellas Pharma, Inc.	7,300	128,992
Dainippon Sumitomo Pharma Co., Ltd.	2,600	44,632
GlaxoSmithKline PLC	5,748	134,960
GW Pharmaceuticals PLC, ADR(b)	98	11,322
Horizon Therapeutics PLC(b)	170	5,863
Novartis AG, Registered Shares	1,950	184,213
Odonate Therapeutics, Inc.(b)	300	8,760

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Prestige Consumer Healthcare, Inc.(b)	430	17,441
Reata Pharmaceuticals, Inc., Class A(b)	86	18,816
Roche Holding AG, Genusschein Shares	695	233,151
Supernus Pharmaceuticals, Inc.(b)	190	4,345
Total		810,356
Total Health Care		1,397,415
Industrials 0.6%
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	415	8,043
Radiant Logistics, Inc.(b)	1,650	7,969
Total		16,012
Airlines 0.0%
Skywest, Inc.	142	7,834
Building Products 0.1%
American Woodmark Corp.(b)	184	20,176
Builders FirstSource, Inc.(b)	820	20,332
Caesarstone Ltd.	700	9,156
CSW Industrials, Inc.	230	17,452
Gibraltar Industries, Inc.(b)	360	19,627
Quanex Building Products Corp.	920	16,302
Total		103,045
Commercial Services & Supplies 0.0%
Brady Corp., Class A	205	11,351
Deluxe Corp.	181	8,724
Herman Miller, Inc.	395	15,267
HNI Corp.	400	14,388
Total		49,730
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	2,561	85,146
CIMIC Group Ltd.	3,028	58,589
Eiffage SA	426	49,379
EMCOR Group, Inc.	238	19,556
Great Lakes Dredge & Dock Corp.(b)	1,510	15,810
MasTec, Inc.(b)	311	17,960
Obayashi Corp.	1,000	10,967
Shimizu Corp.	8,700	89,235
Skanska AB, Class B	4,772	110,456
Total		457,098
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	490	19,453
Schneider Electric SE	1,180	117,677
Total		137,130
Machinery 0.1%
GEA Group AG	347	10,390
KONE OYJ, Class B	285	18,415
Lydall, Inc.(b)	530	10,833
Mitsubishi Heavy Industries Ltd.	2,200	80,251
Mueller Industries, Inc.	560	16,335
Rexnord Corp.(b)	315	10,285
SKF AB, Class B	2,860	52,351
SPX Corp.(b)	331	16,242
Total		215,102
Marine 0.0%
Costamare, Inc.	1,745	13,838
Professional Services 0.1%
Adecco Group AG, Registered Shares	1,515	88,761
Barrett Business Services, Inc.	171	14,164
FTI Consulting, Inc.(b)	74	8,885
Heidrick & Struggles International, Inc.	465	13,215
Kforce, Inc.	460	17,043
Wolters Kluwer NV	1,313	98,661
Total		240,729
Road & Rail 0.0%
ArcBest Corp.	272	6,068
Aurizon Holdings Ltd.	24,785	88,842
Total		94,910
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	670	19,554
Foundation Building Materials, Inc.(b)	725	12,927
GMS, Inc.(b)	610	16,299
MRC Global, Inc.(b)	1,240	13,962
Veritiv Corp.(b)	960	13,517
Total		76,259
Transportation Infrastructure 0.0%
Kamigumi Co., Ltd.	3,400	72,650
Total Industrials		1,484,337

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.4%
Communications Equipment 0.0%
ADTRAN, Inc.	700	6,335
Comtech Telecommunications Corp.	340	9,829
Total		16,164
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	37	2,185
Benchmark Electronics, Inc.	525	16,159
Hitachi High-Technologies Corp.	300	21,450
Ingenico Group SA	64	7,443
Methode Electronics, Inc.	440	14,410
Rogers Corp.(b)	144	16,956
Sanmina Corp.(b)	570	18,149
Venture Corp., Ltd.	3,300	38,968
Vishay Intertechnology, Inc.	960	19,478
Vishay Precision Group, Inc.(b)	455	15,716
Total		170,914
IT Services 0.1%
Capgemini SE	112	13,909
Cardtronics PLC, Class A(b)	440	19,800
Cass Information Systems, Inc.	62	3,349
EVERTEC, Inc.	520	17,456
Hackett Group	250	3,864
KBR, Inc.	590	16,048
MAXIMUS, Inc.	107	7,677
NEC Corp.	200	8,903
NIC, Inc.	745	14,699
Nomura Research Institute Ltd.	1,000	22,006
Perspecta, Inc.	730	20,491
TTEC Holdings, Inc.	332	13,187
Total		161,389
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	1,300	67,822
Amkor Technology, Inc.(b)	1,364	15,345
Cirrus Logic, Inc.(b)	27	2,074
NXP Semiconductors NV	362	45,923
Sumco Corp.	400	6,117
Synaptics, Inc.(b)	300	20,007
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Electron Ltd.	500	109,973
Ultra Clean Holdings, Inc.(b)	700	16,107
Xperi Corp.	880	14,159
Total		297,527
Software 0.1%
Check Point Software Technologies Ltd.(b)	208	23,777
CommVault Systems, Inc.(b)	393	17,693
j2 Global, Inc.	237	22,719
Progress Software Corp.	425	19,180
Qualys, Inc.(b)	227	19,463
SPS Commerce, Inc.(b)	298	16,935
Total		119,767
Technology Hardware, Storage & Peripherals 0.0%
FUJIFILM Holdings Corp.	2,100	104,296
Total Information Technology		870,057
Materials 0.2%
Chemicals 0.0%
Chase Corp.	56	5,150
Covestro AG	1,395	58,789
Innospec, Inc.	142	14,304
Koppers Holdings, Inc.(b)	110	3,452
Mitsubishi Chemical Holdings Corp.	1,400	10,118
Showa Denko KK	300	7,174
Total		98,987
Construction Materials 0.0%
U.S. Concrete, Inc.(b)	382	13,595
Metals & Mining 0.2%
Anglo American PLC	2,084	54,380
BHP Group Ltd.	4,718	120,988
Commercial Metals Co.	480	9,864
Fortescue Metals Group Ltd.	9,422	69,797
Materion Corp.	266	14,444
Rio Tinto PLC	2,373	126,894
Schnitzer Steel Industries, Inc., Class A	685	11,015
Total		407,382

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	445	15,588
Verso Corp., Class A(b)	975	16,429
Total		32,017
Total Materials		551,981
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	6	1,936
American Assets Trust, Inc.	345	15,718
Ashford Hospitality Trust, Inc.	4,000	9,840
CoreCivic, Inc.	840	13,398
CorEnergy Infrastructure Trust, Inc.	348	15,869
EastGroup Properties, Inc.	166	22,588
GEO Group, Inc. (The)	400	6,320
Independence Realty Trust, Inc.	640	9,389
Investors Real Estate Trust	232	17,098
Lexington Realty Trust	1,670	18,487
PS Business Parks, Inc.	118	19,772
Retail Value, Inc.	455	14,956
Ryman Hospitality Properties, Inc.	47	3,996
Uniti Group, Inc.	1,890	11,964
Washington Prime Group, Inc.	1,175	3,537
Xenia Hotels & Resorts, Inc.	580	10,840
Total		195,708
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	500	3,194
Henderson Land Development Co., Ltd.	18,000	80,814
Kerry Properties Ltd.	2,000	5,579
Nomura Real Estate Holdings, Inc.	1,600	39,402
RE/MAX Holdings, Inc., Class A	55	2,105
RMR Group, Inc. (The), Class A	315	14,512
Sumitomo Realty & Development Co., Ltd.	1,800	66,268
Swire Pacific Ltd., Class A	2,500	21,952
Total		233,826
Total Real Estate		429,534
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.2%
Electric Utilities 0.0%
Endesa SA	891	24,465
Enel SpA	1,036	9,030
Otter Tail Corp.	34	1,821
Portland General Electric Co.	394	24,231
Total		59,547
Gas Utilities 0.1%
Chesapeake Utilities Corp.	172	16,548
Enagas SA	760	20,477
Naturgy Energy Group SA	3,581	94,448
Southwest Gas Holdings, Inc.	237	17,896
Total		149,369
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	14,190	48,763
Multi-Utilities 0.1%
AGL Energy Ltd.	6,339	84,126
Avista Corp.	363	18,459
NorthWestern Corp.	225	17,318
Unitil Corp.	125	7,711
Total		127,614
Total Utilities		385,293
Total Common Stocks (Cost $9,108,159)		9,674,029

Equity Funds 16.8%
	Shares	Value ($)
International 3.0%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	137,376	954,762
Columbia Emerging Markets Fund, Institutional 3 Class(a)	173,927	2,424,546
Columbia Overseas Core Fund, Institutional 3 Class(a)	257,682	2,522,703
Columbia Overseas Value Fund, Institutional 3 Class(a)	92,414	864,999
Total		6,767,010

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 13.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	126,515	3,474,101
Columbia Disciplined Core Fund, Institutional 3 Class(a)	724,073	8,667,152
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	625,902	5,964,849
Columbia Disciplined Value Fund, Institutional 3 Class(a)	692,679	6,324,160
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	426,372	6,412,639
Total		30,842,901
U.S. Small Cap 0.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	7,431	163,695
Total Equity Funds (Cost $34,546,681)		37,773,606

Fixed Income Funds 59.4%

Emerging Markets 1.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	244,630	2,813,243
High Yield 2.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	566,524	1,682,577
Columbia Income Opportunities Fund, Institutional 3 Class(a)	438,360	4,405,522
Total		6,088,099
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	445,335	4,462,253
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 53.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,420,919	15,516,441
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,028,589	10,440,178
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	300,559	3,053,685
Columbia Quality Income Fund, Institutional 3 Class(a)	5,761,087	32,262,087
Columbia Short Term Bond Fund, Institutional 3 Class(a)	1,565,322	15,715,831
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,433,388	13,430,843
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,531,402	29,617,399
Total		120,036,464
Total Fixed Income Funds (Cost $128,999,396)		133,400,059

Money Market Funds 13.5%

Columbia Government Money Market Fund, Institutional 3 Class, 1.151%(a),(c)	294,114	294,114
Columbia Short-Term Cash Fund, 1.648%(a),(c)	29,872,121	29,872,121
Total Money Market Funds (Cost $30,165,265)		30,166,235
Total Investments in Securities (Cost: $215,969,675)		223,305,987
Other Assets & Liabilities, Net		1,135,897
Net Assets		224,441,884

At January 31, 2020, securities and/or cash totaling $1,257,651 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
146,000 AUD	98,592 USD	JPMorgan	03/26/2020	766	—
121,000 ILS	35,154 USD	JPMorgan	03/26/2020	9	—
538,000 SEK	56,016 USD	JPMorgan	03/26/2020	—	(6)
126,413 USD	97,000 GBP	JPMorgan	03/26/2020	1,855	—
Total				2,630	(6)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	29	03/2020	EUR	1,055,310	—	(39,730)
FTSE 100 Index	23	03/2020	GBP	1,660,025	—	(100,659)
FTSE/MIB Index	5	03/2020	EUR	580,475	—	(20,611)
Russell 2000 Index E-mini	1	03/2020	USD	80,735	—	(1,105)
S&P 500 Index E-mini	17	03/2020	USD	2,740,400	66,300	—
U.S. Treasury 10-Year Note	198	03/2020	USD	26,067,938	423,448	—
U.S. Ultra Treasury Bond	35	03/2020	USD	6,779,063	243,095	—
Total					732,843	(162,105)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(4)	03/2020	USD	(395,300)	4,808	—
MSCI Emerging Markets Index	(49)	03/2020	USD	(2,572,745)	80,290	—
TOPIX Index	(11)	03/2020	JPY	(184,690,000)	41,767	—
Total					126,865	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.972	USD	2,323,000	11,041	—	—	11,041	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	186,681	55,290	(99,850)	142,121	—	(101,490)	68,054	9,317	589,800
Columbia Contrarian Core Fund, Institutional 3 Class
	151,391	17,208	(42,084)	126,515	155,180	275,471	265,291	39,113	3,474,101
Columbia Contrarian Europe Fund, Institutional 3 Class
	181,857	23,803	(68,284)	137,376	—	59,158	93,838	23,340	954,762
Columbia Corporate Income Fund, Institutional 3 Class
	1,584,004	78,572	(241,657)	1,420,919	—	49,098	1,513,603	519,515	15,516,441
Columbia Disciplined Core Fund, Institutional 3 Class
	800,782	128,407	(205,116)	724,073	740,874	642,375	(185,502)	135,346	8,667,152
Columbia Disciplined Growth Fund, Institutional 3 Class
	714,084	132,935	(221,117)	625,902	421,517	57,198	552,086	45,899	5,964,849
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Value Fund, Institutional 3 Class
	722,928	203,995	(234,244)	692,679	516,756	156,386	(194,593)	131,752	6,324,160
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	263,079	22,279	(40,728)	244,630	—	(3,274)	129,793	108,839	2,813,243
Columbia Emerging Markets Fund, Institutional 3 Class
	223,639	21,062	(70,774)	173,927	—	280,233	126,835	13,721	2,424,546
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%
	844,570	462,172	(1,012,628)	294,114	190	—	—	12,948	294,114
Columbia High Yield Bond Fund, Institutional 3 Class
	—	566,524	—	566,524	—	—	(5,665)	241	1,682,577
Columbia Income Opportunities Fund, Institutional 3 Class
	467,329	42,383	(71,352)	438,360	—	(553)	244,686	224,565	4,405,522
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	489,002	20,107	(63,774)	445,335	—	(57,547)	446,681	—	4,462,253
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,083,059	60,277	(114,747)	1,028,589	—	(11,199)	474,692	273,652	10,440,178
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	310,880	29,587	(39,908)	300,559	24,981	4,644	57,669	108,175	3,053,685
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	(228,726)	240,131	—	(592,425)	320,373	—	1,767,365
Columbia Multi-Asset Income Fund, Institutional 3 Class
	966,411	59,921	—	1,026,332	—	—	587,160	563,060	9,934,893
Columbia Overseas Core Fund, Institutional 3 Class
	289,432	36,115	(67,865)	257,682	10,109	(27,528)	224,908	96,356	2,522,703
Columbia Overseas Value Fund, Institutional 3 Class
	122,955	22,193	(52,734)	92,414	1,720	54,629	11,385	32,778	864,999
Columbia Quality Income Fund, Institutional 3 Class
	6,053,323	329,276	(621,512)	5,761,087	—	7,122	1,292,774	986,685	32,262,087
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	509,436	59,549	(142,613)	426,372	283,519	342,742	548,429	79,800	6,412,639
Columbia Short Term Bond Fund, Institutional 3 Class
	1,605,559	114,804	(155,041)	1,565,322	—	26,732	211,262	580,637	15,715,831
Columbia Short-Term Cash Fund, 1.648%
	28,626,985	13,119,052	(11,873,916)	29,872,121	—	(212)	3,138	640,659	29,872,121
Columbia Small Cap Index Fund, Institutional 3 Class
	6,955	476	—	7,431	8,487	—	(700)	2,133	163,695
Columbia Total Return Bond Fund, Institutional 3 Class
	1,507,411	98,674	(172,697)	1,433,388	176,084	9,843	626,279	454,095	13,430,843
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	2,703,849	116,331	(288,778)	2,531,402	—	(10,880)	1,887,554	615,720	29,617,399
Total					2,339,417	1,160,523	9,300,030	5,698,346	213,631,958

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2020
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	12,292,058	—	—	12,292,058
Common Stocks
Communication Services	60,012	373,728	—	433,740
Consumer Discretionary	328,992	771,993	—	1,100,985
Consumer Staples	170,568	712,258	—	882,826
Energy	84,216	295,745	—	379,961
Financials	500,923	1,256,977	—	1,757,900
Health Care	539,062	858,353	—	1,397,415
Industrials	452,567	1,031,770	—	1,484,337
Information Technology	469,170	400,887	—	870,057
Materials	103,841	448,140	—	551,981
Real Estate	212,325	217,209	—	429,534
Utilities	103,984	281,309	—	385,293
Total Common Stocks	3,025,660	6,648,369	—	9,674,029
Equity Funds	37,773,606	—	—	37,773,606
Fixed Income Funds	133,400,059	—	—	133,400,059
Money Market Funds	30,166,235	—	—	30,166,235
Total Investments in Securities	216,657,618	6,648,369	—	223,305,987
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,630	—	2,630
Futures Contracts	859,708	—	—	859,708
Swap Contracts	—	11,041	—	11,041
Liability
Forward Foreign Currency Exchange Contracts	—	(6)	—	(6)
Futures Contracts	(162,105)	—	—	(162,105)
Total	217,355,221	6,662,034	—	224,017,255
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	29

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	438,167	1,818,392
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,450,790
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,273,778	22,010,164
Total Alternative Strategies Funds (Cost $29,290,913)		27,279,346

Common Stocks 2.9%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Nippon Telegraph & Telephone Corp.	4,000	101,988
Entertainment 0.1%
Nintendo Co., Ltd.	300	110,357
Square Enix Holdings Co., Ltd.	2,600	127,633
Toho Co., Ltd.	1,200	44,206
Total		282,196
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	3,950	11,060
Meet Group, Inc. (The)(b)	5,400	28,782
Yelp, Inc.(b)	95	3,097
Total		42,939
Media 0.0%
Gray Television, Inc.(b)	620	12,574
National CineMedia, Inc.	1,475	10,885
TechTarget, Inc.(b)	990	25,136
Telenet Group Holding NV	981	45,613
WPP PLC	11,215	139,442
Total		233,650
Wireless Telecommunication Services 0.0%
Gogo(b)	1,550	8,153
Total Communication Services		668,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	420	6,472
Modine Manufacturing Co.(b)	1,275	8,963
Valeo SA	1,149	34,127
Total		49,562
Automobiles 0.1%
Fiat Chrysler Automobiles NV	10,133	132,005
Peugeot SA	5,818	119,794
Total		251,799
Distributors 0.0%
Funko, Inc., Class A(b)	1,240	18,637
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	910	22,350
K12, Inc.(b)	915	14,768
Perdoceo Education Corp.(b)	940	16,713
Total		53,831
Hotels, Restaurants & Leisure 0.0%
Boyd Gaming Corp.	120	3,582
Brinker International, Inc.	350	14,942
Dine Brands Global, Inc.	329	28,047
Everi Holdings, Inc.(b)	2,325	29,062
Marriott Vacations Worldwide Corp.	211	25,371
SeaWorld Entertainment, Inc.(b)	935	32,220
Total		133,224
Household Durables 0.1%
Berkeley Group Holdings PLC	2,829	195,750
M/I Homes, Inc.(b)	475	21,085
Sekisui House Ltd.	6,400	137,614
Sony Corp.	1,700	118,876
Taylor Morrison Home Corp., Class A(b)	1,310	33,903
Total		507,228
Internet & Direct Marketing Retail 0.0%
Stamps.com, Inc.(b)	225	16,760
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.0%
Bandai Namco Holdings, Inc.	500	29,054
Malibu Boats, Inc., Class A(b)	735	32,186
MasterCraft Boat Holdings, Inc.(b)	570	10,015
Sankyo Co., Ltd.	1,400	47,035
Sturm Ruger & Co., Inc.	285	14,113
Total		132,403
Specialty Retail 0.0%
Genesco, Inc.(b)	475	18,677
GNC Holdings, Inc., Class A(b)	4,200	8,988
Hibbett Sports, Inc.(b)	850	21,063
Lithia Motors, Inc., Class A	185	25,094
Rent-A-Center, Inc.	580	16,895
Restoration Hardware Holdings, Inc.(b)	65	13,569
Sleep Number Corp.(b)	415	21,410
Sportsman’s Warehouse Holdings, Inc.(b)	2,650	17,172
Tilly’s, Inc.	400	3,400
Zumiez, Inc.(b)	555	17,299
Total		163,567
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	536	169,437
Burberry Group PLC	1,461	37,461
Deckers Outdoor Corp.(b)	181	34,555
Kering SA	173	105,706
Pandora A/S	1,126	58,390
Total		405,549
Total Consumer Discretionary		1,732,560
Consumer Staples 0.3%
Beverages 0.1%
Carlsberg A/S, Class B	994	145,158
Coca-Cola European Partners PLC	2,737	143,993
Total		289,151
Food & Staples Retailing 0.1%
Coles Group Ltd.	13,807	151,505
Ingles Markets, Inc., Class A	595	24,805
Koninklijke Ahold Delhaize NV	4,070	99,884
Metro AG	7,638	106,275
Common Stocks (continued)
Issuer	Shares	Value ($)
SpartanNash Co.	1,570	19,123
Welcia Holdings Co., Ltd.	900	49,422
Total		451,014
Food Products 0.0%
John B. Sanfilippo & Son, Inc.	300	25,290
Nestlé SA, Registered Shares	1,190	131,249
Total		156,539
Household Products 0.0%
Essity AB, Class B	1,129	35,841
Personal Products 0.0%
Edgewell Personal Care Co.(b)	490	12,652
Medifast, Inc.	227	21,935
Usana Health Sciences, Inc.(b)	275	16,967
Total		51,554
Tobacco 0.1%
British American Tobacco PLC	4,691	206,849
Swedish Match AB	2,879	162,773
Vector Group Ltd.	525	6,899
Total		376,521
Total Consumer Staples		1,360,620
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	190	7,948
Liberty Oilfield Services, Inc., Class A	735	6,233
Matrix Service Co.(b)	1,230	24,747
NexTier Oilfield Solutions, Inc.(b)	4,550	23,432
Total		62,360
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	1,342	37,801
California Resources Corp.(b)	1,055	7,744
CVR Energy, Inc.	745	25,784
Delek U.S. Holdings, Inc.	590	16,201
Denbury Resources, Inc.(b)	1,300	1,281
Dorian LPG Ltd.(b)	240	3,149
ENI SpA	3,158	44,236
OMV AG	266	13,219
Royal Dutch Shell PLC, Class B	10,443	274,407
Santos Ltd.	14,436	82,854

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Southwestern Energy Co.(b)	2,550	4,003
W&T Offshore, Inc.(b)	1,050	4,347
World Fuel Services Corp.	395	15,452
Total		530,478
Total Energy		592,838
Financials 0.5%
Banks 0.2%
Atlantic Capital Bancshares, Inc.(b)	200	3,774
Banco Bilbao Vizcaya Argentaria SA	24,815	128,457
Bancorp, Inc. (The)(b)	2,450	28,983
Bank Leumi Le-Israel BM	11,468	82,454
BNP Paribas SA	3,116	165,358
Cathay General Bancorp	860	31,012
Commerzbank AG	2,960	16,986
ConnectOne Bancorp, Inc.	1,060	25,027
Customers Bancorp, Inc.(b)	1,151	24,608
DBS Group Holdings Ltd.	3,800	70,000
First BanCorp	2,775	25,724
Fulton Financial Corp.	1,260	20,752
Great Southern Bancorp, Inc.	395	22,479
Hilltop Holdings, Inc.	1,160	26,262
Independent Bank Group, Inc.	555	29,704
International Bancshares Corp.	745	29,353
Investors Bancorp, Inc.	700	8,460
Israel Discount Bank Ltd.	2,305	10,455
Mediobanca Banca di Credito Finanziario SpA	9,109	90,868
Metropolitan Bank Holding Corp.(b)	75	3,686
Midland States Bancorp, Inc.	540	14,267
Nicolet Bankshares, Inc.(b)	185	13,070
OFG Bancorp	1,260	24,835
Preferred Bank	350	21,039
Raiffeisen Bank International AG	2,529	57,608
Sumitomo Mitsui Trust Holdings, Inc.	2,900	106,923
United Community Banks, Inc.	540	15,077
United Overseas Bank Ltd.	500	9,326
Total		1,106,547
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.1%
3i Group PLC	10,207	148,479
Cohen & Steers, Inc.	465	34,401
Federated Hermes, Inc., Class B	990	35,868
Natixis SA	30,005	126,707
Singapore Exchange	11,300	71,691
Waddell & Reed Financial, Inc., Class A	520	8,310
Total		425,456
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	755	25,632
Enova International, Inc.(b)	1,020	25,561
Nelnet, Inc., Class A	175	10,021
Regional Management Corp.(b)	895	24,657
Total		85,871
Insurance 0.2%
Ageas	1,206	66,501
Allianz SE, Registered Shares	986	235,401
American Equity Investment Life Holding Co.	810	21,392
Assicurazioni Generali SpA	7,818	152,339
AXA SA	2,515	66,878
CNP Assurances	6,569	118,244
Dai-ichi Life Holdings, Inc.	3,500	51,944
Employers Holdings, Inc.	650	27,723
Genworth Financial, Inc., Class A(b)	2,850	11,685
Selective Insurance Group, Inc.	75	4,969
Swiss Life Holding AG, Registered Shares	291	146,278
Universal Insurance Holdings, Inc.	401	9,760
Total		913,114
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	670	10,948
Ellington Financial, Inc.	1,310	23,933
PennyMac Mortgage Investment Trust	200	4,650
Total		39,531
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	745	36,960
Federal Agricultural Mortgage Corp.	334	25,484
Flagstar Bancorp, Inc.	720	25,373
Meta Financial Group, Inc.	765	28,473

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
NMI Holdings, Inc., Class A(b)	1,000	31,920
Radian Group, Inc.	1,570	38,449
Total		186,659
Total Financials		2,757,178
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	600	23,964
Acceleron Pharma, Inc.(b)	110	9,986
Arcutis Biotherapeutics, Inc.(b)	676	14,737
Arena Pharmaceuticals, Inc.(b)	540	24,673
Arrowhead Pharmaceuticals, Inc.(b)	220	9,220
Atara Biotherapeutics, Inc.(b)	440	5,821
BeiGene Ltd., ADR(b)	182	27,729
Black Diamond Therapeutics, Inc.(b)	412	15,450
bluebird bio, Inc.(b)	168	13,388
Blueprint Medicines Corp.(b)	200	12,690
CSL Ltd.	164	33,730
Dynavax Technologies Corp.(b)	2,030	10,251
Fate Therapeutics, Inc.(b)	480	12,173
Global Blood Therapeutics, Inc.(b)	135	8,810
Gossamer Bio, Inc.(b)	420	5,578
Immunomedics, Inc.(b)	1,380	25,627
Insmed, Inc.(b)	738	15,158
Karuna Therapeutics, Inc.(b)	45	4,271
Mirati Therapeutics, Inc.(b)	175	15,195
Precision BioSciences, Inc.(b)	796	6,440
Rubius Therapeutics, Inc.(b)	630	4,914
Sage Therapeutics, Inc.(b)	286	18,956
Sarepta Therapeutics, Inc.(b)	117	13,567
SpringWorks Therapeutics, Inc.(b)	602	18,951
TCR2 Therapeutics, Inc.(b)	790	11,597
Turning Point Therapeutics, Inc.(b)	300	17,550
Ultragenyx Pharmaceutical, Inc.(b)	120	6,306
uniQure NV(b)	235	13,527
Total		400,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.1%
Angiodynamics, Inc.(b)	1,350	18,590
CryoLife, Inc.(b)	500	14,870
Hoya Corp.	900	86,135
Integer Holdings Corp.(b)	380	32,452
Lantheus Holdings, Inc.(b)	1,430	25,039
Meridian Bioscience, Inc.	1,450	14,268
Natus Medical, Inc.(b)	820	25,658
NuVasive, Inc.(b)	200	15,424
Quidel Corp.(b)	250	19,200
Varex Imaging Corp.(b)	790	21,843
Total		273,479
Health Care Providers & Services 0.0%
Corvel Corp.(b)	214	19,596
Cross Country Healthcare, Inc.(b)	1,300	12,870
Magellan Health, Inc.(b)	410	30,016
Medipal Holdings Corp.	3,800	80,522
Owens & Minor, Inc.	700	4,382
Tenet Healthcare Corp.(b)	270	8,543
Total		155,929
Health Care Technology 0.0%
HealthStream, Inc.(b)	960	24,528
Omnicell, Inc.(b)	400	32,512
Total		57,040
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	376	32,167
Syneos Health, Inc.(b)	615	37,736
Total		69,903
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	390	7,987
Amphastar Pharmaceuticals, Inc.(b)	1,150	21,747
Astellas Pharma, Inc.	11,200	197,905
Dainippon Sumitomo Pharma Co., Ltd.	4,000	68,665
GlaxoSmithKline PLC	8,795	206,502
GW Pharmaceuticals PLC, ADR(b)	163	18,831
Horizon Therapeutics PLC(b)	290	10,002
Novartis AG, Registered Shares	2,985	281,988
Odonate Therapeutics, Inc.(b)	475	13,870

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Prestige Consumer Healthcare, Inc.(b)	715	29,000
Reata Pharmaceuticals, Inc., Class A(b)	144	31,506
Roche Holding AG, Genusschein Shares	1,063	356,603
Supernus Pharmaceuticals, Inc.(b)	325	7,433
Total		1,252,039
Total Health Care		2,208,649
Industrials 0.5%
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	690	13,372
Radiant Logistics, Inc.(b)	2,750	13,283
Total		26,655
Airlines 0.0%
Skywest, Inc.	235	12,965
Building Products 0.0%
American Woodmark Corp.(b)	306	33,553
Builders FirstSource, Inc.(b)	1,360	33,721
Caesarstone Ltd.	1,170	15,304
CSW Industrials, Inc.	380	28,834
Gibraltar Industries, Inc.(b)	595	32,439
Quanex Building Products Corp.	1,525	27,023
Total		170,874
Commercial Services & Supplies 0.0%
Brady Corp., Class A	340	18,826
Deluxe Corp.	300	14,460
Herman Miller, Inc.	655	25,316
HNI Corp.	665	23,920
Total		82,522
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	3,919	130,295
CIMIC Group Ltd.	4,634	89,664
Eiffage SA	652	75,576
EMCOR Group, Inc.	396	32,539
Great Lakes Dredge & Dock Corp.(b)	2,520	26,384
MasTec, Inc.(b)	520	30,030
Obayashi Corp.	1,500	16,451
Shimizu Corp.	13,300	136,416
Skanska AB, Class B	7,304	169,064
Total		706,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	815	32,356
Schneider Electric SE	1,806	180,106
Total		212,462
Machinery 0.1%
GEA Group AG	531	15,900
KONE OYJ, Class B	436	28,171
Lydall, Inc.(b)	870	17,783
Mitsubishi Heavy Industries Ltd.	3,400	124,023
Mueller Industries, Inc.	930	27,128
Rexnord Corp.(b)	520	16,978
SKF AB, Class B	4,376	80,101
SPX Corp.(b)	550	26,988
Total		337,072
Marine 0.0%
Costamare, Inc.	2,900	22,997
Professional Services 0.1%
Adecco Group AG, Registered Shares	2,318	135,807
Barrett Business Services, Inc.	285	23,607
FTI Consulting, Inc.(b)	123	14,767
Heidrick & Struggles International, Inc.	770	21,884
Kforce, Inc.	765	28,343
Wolters Kluwer NV	2,009	150,959
Total		375,367
Road & Rail 0.0%
ArcBest Corp.	460	10,263
Aurizon Holdings Ltd.	37,921	135,928
Total		146,191
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	1,120	32,687
Foundation Building Materials, Inc.(b)	1,210	21,574
GMS, Inc.(b)	1,015	27,121
MRC Global, Inc.(b)	2,055	23,139
Veritiv Corp.(b)	1,610	22,669
Total		127,190
Transportation Infrastructure 0.0%
Kamigumi Co., Ltd.	5,200	111,112
Total Industrials		2,331,826

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment 0.0%
ADTRAN, Inc.	1,170	10,589
Comtech Telecommunications Corp.	565	16,334
Total		26,923
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	60	3,544
Benchmark Electronics, Inc.	880	27,086
Hitachi High-Technologies Corp.	500	35,750
Ingenico Group SA	98	11,397
Methode Electronics, Inc.	730	23,907
Rogers Corp.(b)	239	28,142
Sanmina Corp.(b)	950	30,248
Venture Corp., Ltd.	5,100	60,223
Vishay Intertechnology, Inc.	1,600	32,464
Vishay Precision Group, Inc.(b)	755	26,078
Total		278,839
IT Services 0.1%
Capgemini SE	171	21,237
Cardtronics PLC, Class A(b)	735	33,075
Cass Information Systems, Inc.	102	5,510
EVERTEC, Inc.	865	29,038
Hackett Group	420	6,491
KBR, Inc.	980	26,656
MAXIMUS, Inc.	180	12,915
NEC Corp.	300	13,354
NIC, Inc.	1,240	24,465
Nomura Research Institute Ltd.	1,500	33,009
Perspecta, Inc.	1,220	34,245
TTEC Holdings, Inc.	555	22,045
Total		262,040
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	2,000	104,342
Amkor Technology, Inc.(b)	2,270	25,538
Cirrus Logic, Inc.(b)	45	3,456
NXP Semiconductors NV	554	70,280
Sumco Corp.	600	9,175
Synaptics, Inc.(b)	500	33,345
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Electron Ltd.	800	175,957
Ultra Clean Holdings, Inc.(b)	1,160	26,692
Xperi Corp.	1,470	23,652
Total		472,437
Software 0.0%
Check Point Software Technologies Ltd.(b)	318	36,351
CommVault Systems, Inc.(b)	655	29,488
j2 Global, Inc.	394	37,769
Progress Software Corp.	735	33,170
Qualys, Inc.(b)	378	32,410
SPS Commerce, Inc.(b)	498	28,301
Total		197,489
Technology Hardware, Storage & Peripherals 0.0%
FUJIFILM Holdings Corp.	3,200	158,926
Total Information Technology		1,396,654
Materials 0.2%
Chemicals 0.1%
Chase Corp.	93	8,553
Covestro AG	2,136	90,017
Innospec, Inc.	237	23,873
Koppers Holdings, Inc.(b)	185	5,805
Mitsubishi Chemical Holdings Corp.	2,100	15,177
Showa Denko KK	500	11,956
Total		155,381
Construction Materials 0.0%
U.S. Concrete, Inc.(b)	635	22,600
Metals & Mining 0.1%
Anglo American PLC	3,191	83,266
BHP Group Ltd.	7,223	185,226
Commercial Metals Co.	800	16,440
Fortescue Metals Group Ltd.	14,429	106,888
Materion Corp.	440	23,892
Rio Tinto PLC	3,639	194,593
Schnitzer Steel Industries, Inc., Class A	1,140	18,331
Total		628,636

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	740	25,922
Verso Corp., Class A(b)	1,620	27,297
Total		53,219
Total Materials		859,836
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.0%
Alexander’s, Inc.	10	3,227
American Assets Trust, Inc.	575	26,197
Ashford Hospitality Trust, Inc.	6,700	16,482
CoreCivic, Inc.	1,400	22,330
CorEnergy Infrastructure Trust, Inc.	583	26,585
EastGroup Properties, Inc.	276	37,555
GEO Group, Inc. (The)	670	10,586
Independence Realty Trust, Inc.	1,060	15,550
Investors Real Estate Trust	384	28,301
Lexington Realty Trust	2,775	30,719
PS Business Parks, Inc.	197	33,009
Retail Value, Inc.	760	24,981
Ryman Hospitality Properties, Inc.	75	6,377
Uniti Group, Inc.	3,150	19,940
Washington Prime Group, Inc.	1,975	5,945
Xenia Hotels & Resorts, Inc.	960	17,943
Total		325,727
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	1,000	6,389
Henderson Land Development Co., Ltd.	27,000	121,221
Kerry Properties Ltd.	3,000	8,368
Nomura Real Estate Holdings, Inc.	2,400	59,102
RE/MAX Holdings, Inc., Class A	95	3,637
RMR Group, Inc. (The), Class A	526	24,233
Sumitomo Realty & Development Co., Ltd.	2,800	103,083
Swire Pacific Ltd., Class A	4,000	35,123
Total		361,156
Total Real Estate		686,883
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	1,363	37,424
Enel SpA	1,582	13,789
Otter Tail Corp.	55	2,946
Portland General Electric Co.	656	40,344
Total		94,503
Gas Utilities 0.1%
Chesapeake Utilities Corp.	285	27,420
Enagas SA	1,164	31,363
Naturgy Energy Group SA	5,480	144,534
Southwest Gas Holdings, Inc.	395	29,826
Total		233,143
Independent Power and Renewable Electricity Producers 0.0%
Meridian Energy Ltd.	21,674	74,481
Multi-Utilities 0.0%
AGL Energy Ltd.	9,698	128,704
Avista Corp.	605	30,764
NorthWestern Corp.	375	28,864
Unitil Corp.	210	12,955
Total		201,287
Total Utilities		603,414
Total Common Stocks (Cost $14,337,408)		15,199,384

Equity Funds 29.0%
	Shares	Value ($)
International 6.9%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	1,580,642	10,985,462
Columbia Emerging Markets Fund, Institutional 3 Class(a)	452,667	6,310,174
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,174,247	11,495,880
Columbia Overseas Value Fund, Institutional 3 Class(a)	627,708	5,875,351
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	106,050	1,066,864
Total		35,733,731

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 21.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	550,264	15,110,258
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,227,395	26,661,915
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,367,022	13,027,718
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,683,966	24,504,610
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	186,455	8,785,740
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,329,806	20,000,287
Total		108,090,528
U.S. Small Cap 1.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	256,808	5,657,477
Total Equity Funds (Cost $137,596,610)		149,481,736

Fixed Income Funds 49.6%

Emerging Markets 1.9%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	856,091	9,845,044
High Yield 3.6%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,835,156	18,443,318
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	513,693	5,147,202
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 43.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,271,223	24,801,760
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,160,992	11,784,069
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	752,800	7,648,451
Columbia Quality Income Fund, Institutional 3 Class(a)	12,511,634	70,065,148
Columbia Short Term Bond Fund, Institutional 3 Class(a)	2,551,298	25,615,032
Columbia Total Return Bond Fund, Institutional 3 Class(a)	2,830,573	26,522,469
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,755,667	55,641,306
Total		222,078,235
Total Fixed Income Funds (Cost $247,497,538)		255,513,799

Money Market Funds 12.6%

Columbia Government Money Market Fund, Institutional 3 Class, 1.151%(a),(c)	1,026,952	1,026,952
Columbia Short-Term Cash Fund, 1.648%(a),(c)	63,837,700	63,837,700
Total Money Market Funds (Cost $64,861,527)		64,864,652
Total Investments in Securities (Cost: $493,583,996)		512,338,917
Other Assets & Liabilities, Net		3,058,619
Net Assets		515,397,536

At January 31, 2020, securities and/or cash totaling $3,626,431 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
223,000 AUD	150,589 USD	JPMorgan	03/26/2020	1,170	—
185,000 ILS	53,747 USD	JPMorgan	03/26/2020	14	—
824,000 SEK	85,795 USD	JPMorgan	03/26/2020	—	(10)
11,038 USD	10,000 EUR	JPMorgan	03/26/2020	88	—
192,877 USD	148,000 GBP	JPMorgan	03/26/2020	2,829	—
Total				4,101	(10)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	139	03/2020	EUR	5,058,210	—	(190,432)
FTSE 100 Index	53	03/2020	GBP	3,825,275	—	(231,954)
FTSE/MIB Index	16	03/2020	EUR	1,857,520	—	(65,954)
MSCI EAFE Index Future	2	03/2020	USD	197,650	—	(2,531)
Russell 2000 Index E-mini	1	03/2020	USD	80,735	—	(1,703)
Russell 2000 Index E-mini	8	03/2020	USD	645,880	—	(8,840)
S&P 500 Index E-mini	134	03/2020	USD	21,600,800	522,603	—
U.S. Treasury 10-Year Note	350	03/2020	USD	46,079,688	748,519	—
U.S. Treasury 5-Year Note	94	03/2020	USD	11,310,109	125,399	—
U.S. Ultra Treasury Bond	69	03/2020	USD	13,364,438	481,572	—
Total					1,878,093	(501,414)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(140)	03/2020	USD	(7,350,700)	229,400	—
TOPIX Index	(4)	03/2020	JPY	(67,160,000)	15,188	—
Total					244,588	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.972	USD	5,385,000	25,595	—	—	25,595	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	570,509	27,712	(160,054)	438,167	—	(219,318)	94,114	25,024	1,818,392
Columbia Contrarian Core Fund, Institutional 3 Class
	685,648	38,543	(173,927)	550,264	733,057	1,735,446	698,065	184,765	15,110,258
Columbia Contrarian Europe Fund, Institutional 3 Class
	1,865,982	74,585	(359,925)	1,580,642	—	(137,187)	1,621,668	268,104	10,985,462
Columbia Corporate Income Fund, Institutional 3 Class
	2,561,473	94,959	(385,209)	2,271,223	—	67,748	2,453,627	835,817	24,801,760
Columbia Disciplined Core Fund, Institutional 3 Class
	2,473,254	248,754	(494,613)	2,227,395	2,268,900	1,678,158	(312,986)	414,491	26,661,915
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Growth Fund, Institutional 3 Class
	1,589,903	438,951	(661,832)	1,367,022	928,722	78,441	1,265,243	101,129	13,027,718
Columbia Disciplined Value Fund, Institutional 3 Class
	2,975,816	525,045	(816,895)	2,683,966	2,216,739	397,981	(701,731)	565,180	24,504,610
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	937,923	39,752	(121,584)	856,091	—	(59,783)	512,429	385,364	9,845,044
Columbia Emerging Markets Fund, Institutional 3 Class
	567,521	9,865	(124,719)	452,667	—	494,914	517,545	34,638	6,310,174
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%
	2,568,342	172,621	(1,714,011)	1,026,952	438	—	—	40,417	1,026,952
Columbia Income Opportunities Fund, Institutional 3 Class
	1,969,497	98,952	(233,293)	1,835,156	—	(52,915)	1,071,678	943,407	18,443,318
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	565,167	2,080	(53,554)	513,693	—	5,199	445,199	—	5,147,202
Columbia Large Cap Growth Fund, Institutional 3 Class
	228,932	16,921	(59,398)	186,455	674,671	704,637	815,465	—	8,785,740
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,229,048	34,167	(102,223)	1,160,992	—	(10,321)	539,582	310,752	11,784,069
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	779,685	36,380	(63,265)	752,800	62,371	10,725	149,204	270,428	7,648,451
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(276,627)	—	3,450,790
Columbia Multi-Asset Income Fund, Institutional 3 Class
	2,141,025	132,753	—	2,273,778	—	—	1,300,819	1,247,425	22,010,164
Columbia Overseas Core Fund, Institutional 3 Class
	1,316,936	61,371	(204,060)	1,174,247	45,604	(84,705)	943,764	424,990	11,495,880
Columbia Overseas Value Fund, Institutional 3 Class
	697,151	32,936	(102,379)	627,708	12,124	114,380	162,330	229,682	5,875,351
Columbia Pacific/Asia Fund, Institutional 3 Class
	160,013	14,315	(68,278)	106,050	72,840	69,044	60,571	36,779	1,066,864
Columbia Quality Income Fund, Institutional 3 Class
	13,145,834	443,579	(1,077,779)	12,511,634	—	42,390	2,813,173	2,143,917	70,065,148
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	1,580,894	96,755	(347,843)	1,329,806	892,253	950,792	1,754,209	250,408	20,000,287
Columbia Short Term Bond Fund, Institutional 3 Class
	2,611,334	105,053	(165,089)	2,551,298	—	32,506	359,430	947,228	25,615,032
Columbia Short-Term Cash Fund, 1.648%
	58,297,720	32,539,856	(26,999,876)	63,837,700	—	(779)	6,952	1,338,746	63,837,700
Columbia Small Cap Index Fund, Institutional 3 Class
	240,373	16,435	—	256,808	293,305	—	(24,200)	73,729	5,657,477
Columbia Total Return Bond Fund, Institutional 3 Class
	2,994,592	147,282	(311,301)	2,830,573	344,409	34,469	1,243,560	897,471	26,522,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	5,124,759	129,159	(498,251)	4,755,667	—	79,226	3,493,420	1,164,457	55,641,306
Total					8,545,433	5,931,048	21,006,503	13,134,348	497,139,533

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2020
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	27,279,346	—	—	27,279,346
Common Stocks
Communication Services	99,687	569,239	—	668,926
Consumer Discretionary	547,311	1,185,249	—	1,732,560
Consumer Staples	271,664	1,088,956	—	1,360,620
Energy	140,321	452,517	—	592,838
Financials	834,281	1,922,897	—	2,757,178
Health Care	896,599	1,312,050	—	2,208,649
Industrials	752,253	1,579,573	—	2,331,826
Information Technology	773,284	623,370	—	1,396,654
Materials	172,713	687,123	—	859,836
Real Estate	353,597	333,286	—	686,883
Utilities	173,119	430,295	—	603,414
Total Common Stocks	5,014,829	10,184,555	—	15,199,384
Equity Funds	149,481,736	—	—	149,481,736
Fixed Income Funds	255,513,799	—	—	255,513,799
Money Market Funds	64,864,652	—	—	64,864,652
Total Investments in Securities	502,154,362	10,184,555	—	512,338,917
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,101	—	4,101
Futures Contracts	2,122,681	—	—	2,122,681
Swap Contracts	—	25,595	—	25,595
Liability
Forward Foreign Currency Exchange Contracts	—	(10)	—	(10)
Futures Contracts	(501,414)	—	—	(501,414)
Total	503,775,629	10,214,241	—	513,989,870
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	41

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,112,256	12,915,862
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,858	3,450,790
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	4,337,011	41,982,257
Total Alternative Strategies Funds (Cost $64,017,410)		58,348,909

Common Stocks 2.3%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,931	43,773
Nippon Telegraph & Telephone Corp.	6,900	175,930
Telekom Malaysia Bhd	58,200	54,655
Total		274,358
Entertainment 0.0%
Square Enix Holdings Co., Ltd.	600	29,454
Toho Co., Ltd.	1,600	58,942
Total		88,396
Interactive Media & Services 0.0%
Auto Trader Group PLC	5,126	37,824
DHI Group, Inc.(b)	19,600	54,880
Meet Group, Inc. (The)(b)	26,700	142,311
Momo, Inc., ADR	1,837	56,212
Tencent Holdings Ltd.	700	33,383
Yelp, Inc.(b)	475	15,485
Total		340,095
Media 0.1%
Gray Television, Inc.(b)	3,050	61,854
Informa PLC	3,403	34,762
National CineMedia, Inc.	7,300	53,874
TechTarget, Inc.(b)	4,900	124,411
WPP PLC	8,281	102,962
Total		377,863
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Advanced Info Service PCL	6,700	43,559
Gogo(b)	7,800	41,028
Total		84,587
Total Communication Services		1,165,299
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	2,050	31,590
Hyundai Mobis Co., Ltd.	52	9,944
Magna International, Inc.	3,272	165,875
Modine Manufacturing Co.(b)	6,250	43,937
Total		251,346
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	144,000	70,977
Fiat Chrysler Automobiles NV	1,084	14,122
Peugeot SA	5,866	120,782
Total		205,881
Distributors 0.0%
Funko, Inc., Class A(b)	6,100	91,683
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	4,500	110,520
K12, Inc.(b)	4,500	72,630
Perdoceo Education Corp.(b)	4,650	82,677
Total		265,827
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp.	600	17,910
Brinker International, Inc.	1,725	73,640
Dine Brands Global, Inc.	1,620	138,105
Everi Holdings, Inc.(b)	11,500	143,750
Marriott Vacations Worldwide Corp.	1,040	125,050
SeaWorld Entertainment, Inc.(b)	4,625	159,377
Total		657,832
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Berkeley Group Holdings PLC	914	63,243
M/I Homes, Inc.(b)	2,325	103,207
Sekisui House Ltd.	6,700	144,065
Sony Corp.	3,000	209,781
Taylor Morrison Home Corp., Class A(b)	6,450	166,926
Total		687,222
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	337	69,621
Stamps.com, Inc.(b)	1,110	82,684
Total		152,305
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	3,625	158,739
MasterCraft Boat Holdings, Inc.(b)	2,850	50,074
Sturm Ruger & Co., Inc.	1,400	69,328
Total		278,141
Specialty Retail 0.1%
Genesco, Inc.(b)	2,350	92,402
GNC Holdings, Inc., Class A(b)	20,500	43,870
Hibbett Sports, Inc.(b)	4,200	104,076
Lithia Motors, Inc., Class A	910	123,432
Petrobras Distribuidora SA	2,900	19,529
Rent-A-Center, Inc.	2,820	82,147
Restoration Hardware Holdings, Inc.(b)	320	66,800
Sleep Number Corp.(b)	2,050	105,759
Sportsman’s Warehouse Holdings, Inc.(b)	13,100	84,888
Tilly’s, Inc.	2,000	17,000
Zumiez, Inc.(b)	2,750	85,718
Total		825,621
Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	131	41,411
Burberry Group PLC	2,868	73,536
Deckers Outdoor Corp.(b)	890	169,910
Kering SA	274	167,420
Pandora A/S	257	13,327
Total		465,604
Total Consumer Discretionary		3,881,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	2,505	131,788
Food & Staples Retailing 0.1%
Coles Group Ltd.	5,591	61,350
Ingles Markets, Inc., Class A	2,925	121,943
Koninklijke Ahold Delhaize NV	6,953	170,637
Loblaw Companies Ltd.	100	5,232
SpartanNash Co.	7,700	93,786
Welcia Holdings Co., Ltd.	700	38,440
Total		491,388
Food Products 0.0%
JBS SA	17,200	110,728
John B. Sanfilippo & Son, Inc.	1,480	124,764
Nestlé SA, Registered Shares	198	21,838
Tingyi Cayman Islands Holding Corp.	8,000	13,496
Uni-President Enterprises Corp.	29,000	69,092
Total		339,918
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	9,226	19,086
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,425	62,613
Medifast, Inc.	1,120	108,226
Usana Health Sciences, Inc.(b)	1,360	83,912
Total		254,751
Tobacco 0.0%
British American Tobacco PLC	4,083	180,040
PT Gudang Garam Tbk	7,500	30,559
Swedish Match AB	3,076	173,911
Vector Group Ltd.	2,625	34,492
Total		419,002
Total Consumer Staples		1,655,933

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	925	38,693
Liberty Oilfield Services, Inc., Class A	3,600	30,528
Matrix Service Co.(b)	6,100	122,732
NexTier Oilfield Solutions, Inc.(b)	22,300	114,845
Total		306,798
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	5,200	38,168
Canadian Natural Resources Ltd.	2,000	56,249
Cenovus Energy, Inc.	4,000	34,819
China Coal Energy Co., Ltd., Class H	40,000	13,608
Coal India Ltd.	32,668	82,909
CVR Energy, Inc.	3,675	127,192
Delek U.S. Holdings, Inc.	2,900	79,634
Denbury Resources, Inc.(b)	6,600	6,501
Dorian LPG Ltd.(b)	1,200	15,744
ENI SpA	5,148	72,111
Lukoil PJSC	303	30,976
Lundin Petroleum AB	485	14,751
Motor Oil Hellas Corinth Refineries SA	1,256	26,670
OMV AG	660	32,798
PT Bukit Asam Tbk	53,500	8,595
Royal Dutch Shell PLC, Class B	358	9,407
Southwestern Energy Co.(b)	12,600	19,782
Suncor Energy, Inc.	5,000	152,826
W&T Offshore, Inc.(b)	5,200	21,528
World Fuel Services Corp.	1,950	76,284
Yanzhou Coal Mining Co., Ltd., Class H	100,000	73,784
Total		994,336
Total Energy		1,301,134
Financials 0.4%
Banks 0.2%
Atlantic Capital Bancshares, Inc.(b)	1,000	18,870
Bancorp, Inc. (The)(b)	12,100	143,143
Bank Leumi Le-Israel BM	10,493	75,444
BNP Paribas SA	3,077	163,289
Cathay General Bancorp	4,250	153,255
Common Stocks (continued)
Issuer	Shares	Value ($)
China Merchants Bank Co., Ltd., Class H	7,000	33,751
ConnectOne Bancorp, Inc.	5,200	122,772
Customers Bancorp, Inc.(b)	5,650	120,797
First BanCorp	13,700	126,999
Fulton Financial Corp.	6,250	102,937
Great Southern Bancorp, Inc.	1,950	110,974
Grupo Financiero Banorte SAB de CV, Class O	21,027	129,586
Hilltop Holdings, Inc.	5,750	130,180
Independent Bank Group, Inc.	2,750	147,180
International Bancshares Corp.	3,665	144,401
Investors Bancorp, Inc.	3,500	42,298
Israel Discount Bank Ltd.	13,430	60,914
Mediobanca Banca di Credito Finanziario SpA	7,014	69,969
Metropolitan Bank Holding Corp.(b)	375	18,431
Midland States Bancorp, Inc.	2,650	70,013
National Bank of Canada	2,000	110,972
Nicolet Bankshares, Inc.(b)	910	64,292
OFG Bancorp	6,250	123,187
Postal Savings Bank of China Co., Ltd.(c)	125,000	77,781
Powszechna Kasa Oszczednosci Bank Polski SA	6,146	54,164
Preferred Bank	1,725	103,690
Raiffeisen Bank International AG	1,701	38,747
RHB Bank Bhd	74,400	103,303
Shinhan Financial Group Co., Ltd.	426	13,902
Standard Bank Group Ltd.	12,703	132,502
Sumitomo Mitsui Financial Group, Inc.	1,000	35,159
Sumitomo Mitsui Trust Holdings, Inc.	400	14,748
United Community Banks, Inc.	2,650	73,988
Total		2,931,638
Capital Markets 0.0%
Cohen & Steers, Inc.	2,275	168,304
Federated Hermes, Inc., Class B	4,900	177,527
Korea Investment Holdings Co., Ltd.(b)	1,701	93,556
Samsung Securities Co., Ltd.	3,330	97,283
Singapore Exchange	1,600	10,151
Waddell & Reed Financial, Inc., Class A	2,550	40,749
Total		587,570

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	3,725	126,464
Enova International, Inc.(b)	5,000	125,300
Nelnet, Inc., Class A	870	49,816
Regional Management Corp.(b)	4,425	121,909
Total		423,489
Insurance 0.1%
Ageas	1,617	89,164
Allianz SE, Registered Shares	903	215,586
American Equity Investment Life Holding Co.	4,000	105,640
Assicurazioni Generali SpA	8,712	169,759
AXA SA	2,915	77,514
CNP Assurances	4,040	72,721
Dai-ichi Life Holdings, Inc.	1,400	20,778
Employers Holdings, Inc.	3,225	137,546
Genworth Financial, Inc., Class A(b)	14,100	57,810
iA Financial Corp., Inc.	400	22,013
Manulife Financial Corp.	600	11,688
Selective Insurance Group, Inc.	375	24,844
Swiss Life Holding AG, Registered Shares	297	149,294
Universal Insurance Holdings, Inc.	1,992	48,485
Total		1,202,842
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	3,300	53,922
Ellington Financial, Inc.	6,450	117,841
PennyMac Mortgage Investment Trust	1,000	23,250
Total		195,013
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	3,675	182,317
Federal Agricultural Mortgage Corp.	1,650	125,895
Flagstar Bancorp, Inc.	3,550	125,102
Meta Financial Group, Inc.	3,775	140,506
NMI Holdings, Inc., Class A(b)	4,950	158,004
Radian Group, Inc.	7,750	189,797
Total		921,621
Total Financials		6,262,173
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,940	117,424
Acceleron Pharma, Inc.(b)	550	49,929
Arcutis Biotherapeutics, Inc.(b)	3,330	72,594
Arena Pharmaceuticals, Inc.(b)	2,640	120,622
Arrowhead Pharmaceuticals, Inc.(b)	1,100	46,101
Atara Biotherapeutics, Inc.(b)	2,190	28,974
BeiGene Ltd., ADR(b)	175	26,663
Black Diamond Therapeutics, Inc.(b)	2,031	76,162
bluebird bio, Inc.(b)	830	66,143
Blueprint Medicines Corp.(b)	990	62,815
CSL Ltd.	153	31,467
Dynavax Technologies Corp.(b)	10,035	50,677
Fate Therapeutics, Inc.(b)	2,350	59,596
Global Blood Therapeutics, Inc.(b)	670	43,724
Gossamer Bio, Inc.(b)	2,067	27,450
Immunomedics, Inc.(b)	6,830	126,833
Insmed, Inc.(b)	3,630	74,560
Karuna Therapeutics, Inc.(b)	210	19,931
Mirati Therapeutics, Inc.(b)	885	76,845
Precision BioSciences, Inc.(b)	3,924	31,745
Rubius Therapeutics, Inc.(b)	3,100	24,180
Sage Therapeutics, Inc.(b)	1,385	91,798
Sarepta Therapeutics, Inc.(b)	575	66,677
SpringWorks Therapeutics, Inc.(b)	2,983	93,905
TCR2 Therapeutics, Inc.(b)	3,910	57,399
Turning Point Therapeutics, Inc.(b)	1,477	86,404
Ultragenyx Pharmaceutical, Inc.(b)	590	31,004
uniQure NV(b)	1,180	67,921
Total		1,729,543
Health Care Equipment & Supplies 0.1%
Angiodynamics, Inc.(b)	6,700	92,259
CryoLife, Inc.(b)	2,475	73,607
Integer Holdings Corp.(b)	1,870	159,698
Lantheus Holdings, Inc.(b)	7,050	123,445
Meridian Bioscience, Inc.	7,200	70,848
Natus Medical, Inc.(b)	4,025	125,942
NuVasive, Inc.(b)	990	76,349

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Quidel Corp.(b)	1,235	94,848
Varex Imaging Corp.(b)	3,900	107,835
Total		924,831
Health Care Providers & Services 0.1%
Corvel Corp.(b)	1,060	97,064
Cross Country Healthcare, Inc.(b)	6,400	63,360
Magellan Health, Inc.(b)	2,020	147,885
Owens & Minor, Inc.	3,500	21,910
Tenet Healthcare Corp.(b)	1,325	41,923
Total		372,142
Health Care Technology 0.0%
HealthStream, Inc.(b)	4,750	121,363
Omnicell, Inc.(b)	1,980	160,934
Total		282,297
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	1,855	158,695
Syneos Health, Inc.(b)	3,050	187,148
Total		345,843
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,940	39,731
Amphastar Pharmaceuticals, Inc.(b)	5,650	106,842
Astellas Pharma, Inc.	10,600	187,303
GlaxoSmithKline PLC	9,028	211,972
GW Pharmaceuticals PLC, ADR(b)	810	93,579
Horizon Therapeutics PLC(b)	1,410	48,631
Novartis AG, Registered Shares	2,486	234,848
Novo Nordisk A/S, Class B	260	15,827
Odonate Therapeutics, Inc.(b)	2,400	70,080
Prestige Consumer Healthcare, Inc.(b)	3,525	142,974
Reata Pharmaceuticals, Inc., Class A(b)	710	155,341
Roche Holding AG, Genusschein Shares	879	294,877
Supernus Pharmaceuticals, Inc.(b)	1,575	36,020
Total		1,638,025
Total Health Care		5,292,681
Industrials 0.3%
Aerospace & Defense 0.0%
Safran SA	80	12,899
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	3,400	65,892
Radiant Logistics, Inc.(b)	13,500	65,205
Total		131,097
Airlines 0.0%
Air Canada(b)	3,900	130,638
Qantas Airways Ltd.	8,854	37,539
Skywest, Inc.	1,175	64,825
Total		233,002
Building Products 0.1%
American Woodmark Corp.(b)	1,510	165,571
Builders FirstSource, Inc.(b)	6,750	167,366
Caesarstone Ltd.	5,800	75,864
CSW Industrials, Inc.	1,885	143,034
Gibraltar Industries, Inc.(b)	2,940	160,289
Quanex Building Products Corp.	7,550	133,786
Total		845,910
Commercial Services & Supplies 0.0%
Brady Corp., Class A	1,675	92,745
Deluxe Corp.	1,475	71,095
Herman Miller, Inc.	3,250	125,612
HNI Corp.	3,275	117,802
Total		407,254
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	3,449	114,669
CIMIC Group Ltd.	4,582	88,658
EMCOR Group, Inc.	1,950	160,231
Great Lakes Dredge & Dock Corp.(b)	12,420	130,037
MasTec, Inc.(b)	2,550	147,263
Samsung Engineering Co., Ltd.(b)	5,115	72,771
Shimizu Corp.	14,100	144,621
Skanska AB, Class B	654	15,138
Total		873,388
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	4,025	159,793
Industrial Conglomerates 0.0%
CITIC Ltd.	73,000	82,547

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
GEA Group AG	1,145	34,284
Lydall, Inc.(b)	4,300	87,892
Mitsubishi Heavy Industries Ltd.	3,400	124,023
Mueller Industries, Inc.	4,600	134,182
Rexnord Corp.(b)	2,600	84,890
Sinotruk Hong Kong Ltd.	28,500	48,936
SPX Corp.(b)	2,725	133,716
Weichai Power Co., Ltd., Class H	52,000	91,038
Total		738,961
Marine 0.0%
Costamare, Inc.	14,400	114,192
Professional Services 0.0%
Adecco Group AG, Registered Shares	691	40,484
Barrett Business Services, Inc.	1,400	115,962
FTI Consulting, Inc.(b)	610	73,237
Heidrick & Struggles International, Inc.	3,800	107,996
Kforce, Inc.	3,775	139,864
Wolters Kluwer NV	319	23,970
Total		501,513
Road & Rail 0.0%
ArcBest Corp.	2,245	50,086
Aurizon Holdings Ltd.	17,717	63,507
Total		113,593
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	5,500	160,518
Foundation Building Materials, Inc.(b)	6,000	106,980
GMS, Inc.(b)	5,025	134,268
MRC Global, Inc.(b)	10,200	114,852
Veritiv Corp.(b)	7,950	111,936
Total		628,554
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	19,280	49,153
Kamigumi Co., Ltd.	3,400	72,650
Total		121,803
Total Industrials		4,964,506
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment 0.0%
ADTRAN, Inc.	5,750	52,037
Comtech Telecommunications Corp.	2,775	80,225
Telefonaktiebolaget LM Ericsson, Class B	1,094	8,602
Total		140,864
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	300	17,718
Benchmark Electronics, Inc.	4,325	133,123
Methode Electronics, Inc.	3,600	117,900
Rogers Corp.(b)	1,180	138,945
Sanmina Corp.(b)	4,700	149,648
Vishay Intertechnology, Inc.	7,900	160,291
Vishay Precision Group, Inc.(b)	3,725	128,662
Zhen Ding Technology Holding Ltd.	10,000	38,676
Total		884,963
IT Services 0.1%
Cardtronics PLC, Class A(b)	3,625	163,125
Cass Information Systems, Inc.	510	27,550
EVERTEC, Inc.	4,250	142,673
Hackett Group	2,050	31,683
KBR, Inc.	4,850	131,920
MAXIMUS, Inc.	880	63,140
NIC, Inc.	6,100	120,353
Otsuka Corp.	900	35,095
Perspecta, Inc.	6,000	168,420
TTEC Holdings, Inc.	2,725	108,237
Wipro Ltd.	13,481	44,840
Total		1,037,036
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	300	15,651
Amkor Technology, Inc.(b)	11,170	125,663
Cirrus Logic, Inc.(b)	220	16,898
GlobalWafers Co., Ltd.	4,000	51,597
Novatek Microelectronics	14,000	98,716
Realtek Semiconductor Corp.	10,000	80,345
Synaptics, Inc.(b)	2,460	164,057
Tokyo Electron Ltd.	900	197,952

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Ultra Clean Holdings, Inc.(b)	5,750	132,307
Xperi Corp.	7,250	116,653
Total		999,839
Software 0.0%
CommVault Systems, Inc.(b)	3,225	145,189
j2 Global, Inc.	1,945	186,448
Progress Software Corp.	3,475	156,827
Qualys, Inc.(b)	1,860	159,476
SPS Commerce, Inc.(b)	2,460	139,802
Total		787,742
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	36,000	101,366
FUJIFILM Holdings Corp.	300	14,899
Lenovo Group Ltd.	100,000	65,250
Lite-On Technology Corp.	30,000	46,476
Samsung Electronics Co., Ltd.	4,816	223,140
Total		451,131
Total Information Technology		4,301,575
Materials 0.1%
Chemicals 0.0%
Chase Corp.	460	42,306
Covestro AG	1,160	48,886
Innospec, Inc.	1,170	117,854
Koppers Holdings, Inc.(b)	925	29,027
Solvay SA	250	25,910
Total		263,983
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	10,000	63,827
Asia Cement Corp.	23,000	34,211
U.S. Concrete, Inc.(b)	3,125	111,219
Total		209,257
Metals & Mining 0.1%
Anglo American PLC	1,046	27,294
BHP Group Ltd.	6,889	176,661
Commercial Metals Co.	3,950	81,173
Fortescue Metals Group Ltd.	12,969	96,072
Kirkland Lake Gold Ltd.	400	16,403
Materion Corp.	2,180	118,374
Common Stocks (continued)
Issuer	Shares	Value ($)
MMC Norilsk Nickel PJSC	191	61,921
Rio Tinto PLC	3,339	178,551
Schnitzer Steel Industries, Inc., Class A	5,600	90,048
Vale SA	900	10,587
Total		857,084
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	3,650	127,859
Verso Corp., Class A(b)	8,000	134,800
Total		262,659
Total Materials		1,592,983
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	50	16,134
American Assets Trust, Inc.	2,850	129,846
Ashford Hospitality Trust, Inc.	32,900	80,934
CoreCivic, Inc.	6,900	110,055
CorEnergy Infrastructure Trust, Inc.	2,866	130,690
EastGroup Properties, Inc.	1,360	185,055
Fortress REIT Ltd., Class A	65,781	80,865
GEO Group, Inc. (The)	3,250	51,350
Independence Realty Trust, Inc.	5,200	76,284
Investors Real Estate Trust	1,903	140,251
Klepierre	1,338	45,481
Lexington Realty Trust	13,800	152,766
PS Business Parks, Inc.	973	163,036
Retail Value, Inc.	3,753	123,361
Ryman Hospitality Properties, Inc.	380	32,311
Uniti Group, Inc.	15,500	98,115
Washington Prime Group, Inc.	9,600	28,896
Xenia Hotels & Resorts, Inc.	4,750	88,778
Total		1,734,208
Real Estate Management & Development 0.0%
Aldar Properties PJSC	33,269	20,096
China Aoyuan Group Ltd.	17,000	22,655
Daito Trust Construction Co., Ltd.	100	11,780
Emaar Properties PJSC	49,489	54,002
Logan Property Holdings Co., Ltd.	28,000	42,324

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
RE/MAX Holdings, Inc., Class A	450	17,226
RMR Group, Inc. (The), Class A	2,600	119,782
Total		287,865
Total Real Estate		2,022,073
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	1,154	31,686
Enel SpA	5,100	44,453
Manila Electric Co.	3,980	20,045
Otter Tail Corp.	275	14,729
Portland General Electric Co.	3,235	198,952
Total		309,865
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,410	135,656
Naturgy Energy Group SA	5,591	147,461
PT Perusahaan Gas Negara Persero Tbk	636,900	78,936
Southwest Gas Holdings, Inc.	1,950	147,245
Total		509,298
Independent Power and Renewable Electricity Producers 0.0%
Colbun SA	315,957	45,994
Multi-Utilities 0.0%
Avista Corp.	2,975	151,279
NorthWestern Corp.	1,855	142,780
Unitil Corp.	1,025	63,232
Total		357,291
Total Utilities		1,222,448
Total Common Stocks (Cost $32,070,241)		33,662,267

Equity Funds 40.6%
	Shares	Value ($)
International 11.0%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	6,044,726	42,010,847
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,559,923	35,685,319
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,334,736	32,647,070
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,980,857	18,540,820
Equity Funds (continued)
	Shares	Value ($)
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,561,733	35,831,036
Total		164,715,092
U.S. Large Cap 28.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,408,985	66,150,725
Columbia Disciplined Core Fund, Institutional 3 Class(a)	5,205,619	62,311,255
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	6,326,962	60,295,947
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,409,345	85,907,321
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	462,515	21,793,693
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,994,903	60,083,348
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,435,485	34,267,279
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,138,655	29,775,830
Total		420,585,398
U.S. Small Cap 1.4%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	964,290	21,243,313
Total Equity Funds (Cost $537,574,818)		606,543,803

Fixed Income Funds 43.5%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,070,031	23,805,356
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,373,641	7,049,713
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,683,066	97,314,815
Total		104,364,528
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	1,476,692	14,796,451

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 33.9%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,693,909	62,177,484
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,328,118	33,780,404
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,369,716	24,076,313
Columbia Quality Income Fund, Institutional 3 Class(a)	11,510,486	64,458,721
Columbia Short Term Bond Fund, Institutional 3 Class(a)	6,262,653	62,877,039
Columbia Total Return Bond Fund, Institutional 3 Class(a)	20,089,529	188,238,886
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,095,590	71,318,406
Total		506,927,253
Total Fixed Income Funds (Cost $634,843,973)		649,893,588

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	4,300	15,021
Total Utilities		15,021
Total Preferred Stocks (Cost $14,823)		15,021
Money Market Funds 9.0%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%(a),(d)	12,497,298	12,497,298
Columbia Short-Term Cash Fund, 1.648%(a),(d)	121,408,505	121,408,505
Total Money Market Funds (Cost $133,896,135)		133,905,803
Total Investments in Securities (Cost: $1,402,417,400)		1,482,369,391
Other Assets & Liabilities, Net		10,612,105
Net Assets		1,492,981,496

At January 31, 2020, securities and/or cash totaling $13,436,621 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
127,000 AUD	85,785 USD	Morgan Stanley	03/26/2020	691	—
49,000 EUR	54,109 USD	Morgan Stanley	03/26/2020	—	(409)
351,000 ILS	101,947 USD	Morgan Stanley	03/26/2020	—	(2)
252,515,000 KRW	214,252 USD	Morgan Stanley	03/26/2020	2,975	—
810,000 MXN	42,983 USD	Morgan Stanley	03/26/2020	441	—
394,000 MYR	96,254 USD	Morgan Stanley	03/26/2020	431	—
5,628,000 TWD	187,643 USD	Morgan Stanley	03/26/2020	1,896	—
64,015 USD	271,000 BRL	Morgan Stanley	03/26/2020	—	(908)
53,664 USD	363,000 DKK	Morgan Stanley	03/26/2020	404	—
160,397 USD	123,000 GBP	Morgan Stanley	03/26/2020	2,250	—
107,247 USD	7,689,000 INR	Morgan Stanley	03/26/2020	—	(538)
32,183 USD	295,000 NOK	Morgan Stanley	03/26/2020	—	(104)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
86,010 USD	117,000 SGD	Morgan Stanley	03/26/2020	—	(258)
1,261,000 ZAR	85,588 USD	Morgan Stanley	03/26/2020	2,143	—
Total				11,231	(2,219)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	72	02/2020	EUR	4,178,880	—	(178,996)
EURO STOXX 50 Index	292	03/2020	EUR	10,625,880	—	(400,044)
FTSE 100 Index	150	03/2020	GBP	10,826,250	—	(656,474)
FTSE/MIB Index	72	03/2020	EUR	8,358,840	—	(195,320)
MSCI EAFE Index Future	353	03/2020	USD	34,885,225	—	(446,757)
Russell 2000 Index E-mini	2	03/2020	USD	161,470	—	(3,405)
S&P 500 Index E-mini	713	03/2020	USD	114,935,600	2,780,714	—
U.S. Treasury 10-Year Note	401	03/2020	USD	52,794,156	857,589	—
U.S. Treasury 5-Year Note	399	03/2020	USD	48,007,805	532,281	—
U.S. Ultra Treasury Bond	159	03/2020	USD	30,796,313	1,129,830	—
Total					5,300,414	(1,880,996)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(469)	03/2020	USD	(24,624,845)	768,490	—
Russell 2000 Index E-mini	(32)	03/2020	USD	(2,583,520)	35,201	—
TOPIX Index	(90)	03/2020	JPY	(1,511,100,000)	341,733	—
Total					1,145,424	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.972	USD	22,965,000	78,506	—	—	78,506	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,124,092	102,181	(114,017)	3,112,256	—	(156,992)	(689,882)	168,023	12,915,862
Columbia Contrarian Core Fund, Institutional 3 Class
	2,769,016	146,178	(506,209)	2,408,985	3,041,098	3,299,818	6,662,837	766,499	66,150,725
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Contrarian Europe Fund, Institutional 3 Class
	6,898,163	159,608	(1,013,045)	6,044,726	—	1,222,308	4,384,163	1,037,957	42,010,847
Columbia Corporate Income Fund, Institutional 3 Class
	6,181,014	227,884	(714,989)	5,693,909	—	170,900	6,022,839	2,046,775	62,177,484
Columbia Disciplined Core Fund, Institutional 3 Class
	5,442,297	518,907	(755,585)	5,205,619	5,111,318	4,748,389	(1,810,678)	933,755	62,311,255
Columbia Disciplined Growth Fund, Institutional 3 Class
	6,999,353	1,287,537	(1,959,928)	6,326,962	3,744,261	(550,574)	5,756,123	407,715	60,295,947
Columbia Disciplined Value Fund, Institutional 3 Class
	9,806,640	2,684,019	(3,081,314)	9,409,345	7,490,926	1,853,461	(2,900,530)	1,909,887	85,907,321
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,168,043	103,729	(201,741)	2,070,031	—	83,495	985,841	888,749	23,805,356
Columbia Emerging Markets Fund, Institutional 3 Class
	3,061,939	19,947	(521,963)	2,559,923	—	2,010,229	3,477,136	190,951	35,685,319
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%
	13,145,286	479,948	(1,127,936)	12,497,298	4,076	—	—	239,432	12,497,298
Columbia High Yield Bond Fund, Institutional 3 Class
	2,582,894	159,546	(368,799)	2,373,641	—	(8,716)	389,004	379,068	7,049,713
Columbia Income Opportunities Fund, Institutional 3 Class
	10,095,885	534,130	(946,949)	9,683,066	—	147,780	5,113,179	4,901,806	97,314,815
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,576,694	9,506	(109,508)	1,476,692	—	(58,134)	1,331,390	—	14,796,451
Columbia Large Cap Growth Fund, Institutional 3 Class
	541,001	38,567	(117,053)	462,515	1,681,707	2,854,701	812,805	—	21,793,693
Columbia Limited Duration Credit Fund, Institutional 3 Class
	3,427,134	110,910	(209,926)	3,328,118	—	37,330	1,456,564	876,205	33,780,404
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	2,381,862	120,150	(132,296)	2,369,716	194,744	25,945	463,735	838,537	24,076,313
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,858	—	—	468,858	—	—	(276,625)	—	3,450,790
Columbia Multi-Asset Income Fund, Institutional 3 Class
	4,083,799	253,212	—	4,337,011	—	—	2,481,187	2,379,342	41,982,257
Columbia Overseas Core Fund, Institutional 3 Class
	3,610,483	142,182	(417,929)	3,334,736	126,903	(187,547)	2,523,002	1,196,585	32,647,070
Columbia Overseas Value Fund, Institutional 3 Class
	2,118,039	84,778	(221,960)	1,980,857	37,786	125,104	704,684	715,681	18,540,820
Columbia Pacific/Asia Fund, Institutional 3 Class
	3,938,288	267,427	(643,982)	3,561,733	1,738,028	1,314,516	1,578,828	879,405	35,831,036
Columbia Quality Income Fund, Institutional 3 Class
	11,817,020	441,281	(747,815)	11,510,486	—	7,113	2,582,050	1,946,105	64,458,721
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,550,296	242,264	(797,657)	3,994,903	2,606,927	1,863,119	6,069,149	738,602	60,083,348
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,233,285	674,338	(472,138)	2,435,485	9,272,126	776,020	(3,346,360)	—	34,267,279
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,210,948	80,422	(152,715)	1,138,655	1,463,357	2,088,916	(1,001,834)	596,911	29,775,830
Columbia Short Term Bond Fund, Institutional 3 Class
	6,038,199	224,454	—	6,262,653	—	—	913,843	2,245,410	62,877,039
Columbia Short-Term Cash Fund, 1.648%
	101,586,963	118,952,009	(99,130,467)	121,408,505	—	(909)	12,222	2,437,747	121,408,505
Columbia Small Cap Index Fund, Institutional 3 Class
	902,578	61,712	—	964,290	1,101,333	—	(90,868)	276,844	21,243,313
Columbia Total Return Bond Fund, Institutional 3 Class
	20,774,287	1,102,021	(1,786,779)	20,089,529	2,425,228	312,786	8,664,742	6,301,001	188,238,886
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,424,786	195,674	(524,870)	6,095,590	—	199,803	4,333,464	1,471,566	71,318,406
Total					40,039,818	22,178,861	56,602,010	36,770,558	1,448,692,103

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $148,758, which represents 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	58,348,909	—	—	58,348,909
Common Stocks
Communication Services	550,055	615,244	—	1,165,299
Consumer Discretionary	2,952,854	928,608	—	3,881,462
Consumer Staples	896,570	759,363	—	1,655,933
Energy	935,525	365,609	—	1,301,134
Financials	4,392,694	1,869,479	—	6,262,173
Health Care	4,316,387	976,294	—	5,292,681
Industrials	3,847,619	1,116,887	—	4,964,506
Information Technology	3,278,970	1,022,605	—	4,301,575
Materials	879,650	713,333	—	1,592,983
Real Estate	1,744,870	277,203	—	2,022,073
Utilities	899,867	322,581	—	1,222,448
Total Common Stocks	24,695,061	8,967,206	—	33,662,267
Equity Funds	606,543,803	—	—	606,543,803
Fixed Income Funds	649,893,588	—	—	649,893,588
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2020
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Preferred Stocks
Utilities	15,021	—	—	15,021
Total Preferred Stocks	15,021	—	—	15,021
Money Market Funds	133,905,803	—	—	133,905,803
Total Investments in Securities	1,473,402,185	8,967,206	—	1,482,369,391
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	11,231	—	11,231
Futures Contracts	6,445,838	—	—	6,445,838
Swap Contracts	—	78,506	—	78,506
Liability
Forward Foreign Currency Exchange Contracts	—	(2,219)	—	(2,219)
Futures Contracts	(1,880,996)	—	—	(1,880,996)
Total	1,477,967,027	9,054,724	—	1,487,021,751
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	55

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,610,900	19,135,237
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,450,790
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	5,879,855	56,916,993
Total Alternative Strategies Funds (Cost $87,336,123)		79,503,020

Common Stocks 1.7%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,044	30,526
Nippon Telegraph & Telephone Corp.	4,800	122,386
Telekom Malaysia Bhd	40,500	38,033
Total		190,945
Entertainment 0.0%
Square Enix Holdings Co., Ltd.	400	19,636
Toho Co., Ltd.	1,100	40,523
Total		60,159
Interactive Media & Services 0.0%
Auto Trader Group PLC	3,569	26,335
DHI Group, Inc.(b)	21,700	60,760
Meet Group, Inc. (The)(b)	29,700	158,301
Momo, Inc., ADR	1,281	39,199
Tencent Holdings Ltd.	500	23,845
Yelp, Inc.(b)	500	16,300
Total		324,740
Media 0.0%
Gray Television, Inc.(b)	3,400	68,952
Informa PLC	2,373	24,240
National CineMedia, Inc.	8,100	59,778
TechTarget, Inc.(b)	5,450	138,376
WPP PLC	5,774	71,791
Total		363,137
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Advanced Info Service PCL	4,700	30,556
Gogo(b)	8,600	45,236
Total		75,792
Total Communication Services		1,014,773
Consumer Discretionary 0.2%
Auto Components 0.0%
Dana, Inc.	2,300	35,443
Hyundai Mobis Co., Ltd.	36	6,884
Magna International, Inc.	2,278	115,484
Modine Manufacturing Co.(b)	6,900	48,507
Total		206,318
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	100,500	49,536
Fiat Chrysler Automobiles NV	755	9,835
Peugeot SA	4,091	84,235
Total		143,606
Distributors 0.0%
Funko, Inc., Class A(b)	6,750	101,453
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	4,950	121,572
K12, Inc.(b)	5,000	80,700
Perdoceo Education Corp.(b)	5,200	92,456
Total		294,728
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp.	650	19,403
Brinker International, Inc.	1,925	82,178
Dine Brands Global, Inc.	1,800	153,450
Everi Holdings, Inc.(b)	12,800	160,000
Marriott Vacations Worldwide Corp.	1,150	138,276
SeaWorld Entertainment, Inc.(b)	5,150	177,469
Total		730,776
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Berkeley Group Holdings PLC	637	44,077
M/I Homes, Inc.(b)	2,600	115,414
Sekisui House Ltd.	4,700	101,060
Sony Corp.	2,100	146,846
Taylor Morrison Home Corp., Class A(b)	7,150	185,042
Total		592,439
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	235	48,548
Stamps.com, Inc.(b)	1,230	91,623
Total		140,171
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	4,025	176,255
MasterCraft Boat Holdings, Inc.(b)	3,150	55,345
Sturm Ruger & Co., Inc.	1,550	76,756
Total		308,356
Specialty Retail 0.1%
Genesco, Inc.(b)	2,625	103,215
GNC Holdings, Inc., Class A(b)	22,800	48,792
Hibbett Sports, Inc.(b)	4,650	115,227
Lithia Motors, Inc., Class A	1,010	136,996
Petrobras Distribuidora SA	2,000	13,469
Rent-A-Center, Inc.	3,130	91,177
Restoration Hardware Holdings, Inc.(b)	355	74,106
Sleep Number Corp.(b)	2,275	117,367
Sportsman’s Warehouse Holdings, Inc.(b)	14,500	93,960
Tilly’s, Inc.	2,200	18,700
Zumiez, Inc.(b)	3,050	95,069
Total		908,078
Textiles, Apparel & Luxury Goods 0.0%
Adidas AG	91	28,767
Burberry Group PLC	1,999	51,255
Deckers Outdoor Corp.(b)	990	189,001
Kering SA	191	116,705
Pandora A/S	179	9,282
Total		395,010
Total Consumer Discretionary		3,820,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	1,746	91,857
Food & Staples Retailing 0.1%
Coles Group Ltd.	3,897	42,762
Ingles Markets, Inc., Class A	3,250	135,492
Koninklijke Ahold Delhaize NV	4,850	119,026
Loblaw Companies Ltd.	100	5,232
SpartanNash Co.	8,600	104,748
Welcia Holdings Co., Ltd.	500	27,457
Total		434,717
Food Products 0.0%
China Milk Products Group Ltd.(b),(d),(e)	322,000	0
JBS SA	12,000	77,252
John B. Sanfilippo & Son, Inc.	1,640	138,252
Nestlé SA, Registered Shares	138	15,220
Tingyi Cayman Islands Holding Corp.	6,000	10,122
Uni-President Enterprises Corp.	20,000	47,650
Total		288,496
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	6,423	13,288
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,700	69,714
Medifast, Inc.	1,240	119,821
Usana Health Sciences, Inc.(b)	1,505	92,859
Total		282,394
Tobacco 0.0%
British American Tobacco PLC	2,847	125,538
PT Gudang Garam Tbk	5,200	21,187
Swedish Match AB	2,145	121,274
Vector Group Ltd.	2,940	38,632
Total		306,631
Total Consumer Staples		1,417,383

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	1,025	42,876
Liberty Oilfield Services, Inc., Class A	4,000	33,920
Matrix Service Co.(b)	6,750	135,810
NexTier Oilfield Solutions, Inc.(b)	24,800	127,720
Total		340,326
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	5,775	42,388
Canadian Natural Resources Ltd.	1,400	39,374
Cenovus Energy, Inc.	2,800	24,374
China Coal Energy Co., Ltd., Class H	28,000	9,526
Coal India Ltd.	22,783	57,822
CVR Energy, Inc.	4,075	141,036
Delek U.S. Holdings, Inc.	3,200	87,872
Denbury Resources, Inc.(b)	7,300	7,191
Dorian LPG Ltd.(b)	1,300	17,056
ENI SpA	3,588	50,259
Lukoil PJSC	211	21,570
Lundin Petroleum AB	338	10,280
Motor Oil Hellas Corinth Refineries SA	876	18,601
OMV AG	460	22,859
PT Bukit Asam Tbk	37,300	5,993
Royal Dutch Shell PLC, Class B	250	6,569
Southwestern Energy Co.(b)	13,900	21,823
Suncor Energy, Inc.	3,500	106,978
W&T Offshore, Inc.(b)	5,700	23,598
World Fuel Services Corp.	2,175	85,086
Yanzhou Coal Mining Co., Ltd., Class H	70,000	51,649
Total		851,904
Total Energy		1,192,230
Financials 0.3%
Banks 0.1%
Atlantic Capital Bancshares, Inc.(b)	1,100	20,757
Bancorp, Inc. (The)(b)	13,400	158,522
Bank Leumi Le-Israel BM	7,318	52,616
BNP Paribas SA	2,145	113,830
Cathay General Bancorp	4,700	169,482
Common Stocks (continued)
Issuer	Shares	Value ($)
China Merchants Bank Co., Ltd., Class H	5,000	24,108
ConnectOne Bancorp, Inc.	5,800	136,938
Customers Bancorp, Inc.(b)	6,290	134,480
First BanCorp	15,300	141,831
Fulton Financial Corp.	6,900	113,643
Great Southern Bancorp, Inc.	2,150	122,356
Grupo Financiero Banorte SAB de CV, Class O	14,639	90,218
Hilltop Holdings, Inc.	6,350	143,764
Independent Bank Group, Inc.	3,050	163,236
International Bancshares Corp.	4,065	160,161
Investors Bancorp, Inc.	3,900	47,131
Israel Discount Bank Ltd.	9,368	42,490
Mediobanca Banca di Credito Finanziario SpA	4,889	48,771
Metropolitan Bank Holding Corp.(b)	400	19,660
Midland States Bancorp, Inc.	2,950	77,939
National Bank of Canada	1,400	77,680
Nicolet Bankshares, Inc.(b)	1,000	70,650
OFG Bancorp	6,900	135,999
Postal Savings Bank of China Co., Ltd.(c)	87,000	54,135
Powszechna Kasa Oszczednosci Bank Polski SA	4,279	37,710
Preferred Bank	1,925	115,712
Raiffeisen Bank International AG	1,186	27,016
RHB Bank Bhd	51,800	71,923
Shinhan Financial Group Co., Ltd.	297	9,692
Standard Bank Group Ltd.	8,853	92,344
Sumitomo Mitsui Financial Group, Inc.	700	24,612
Sumitomo Mitsui Trust Holdings, Inc.	300	11,061
United Community Banks, Inc.	2,950	82,364
Total		2,792,831
Capital Markets 0.0%
Cohen & Steers, Inc.	2,525	186,799
Federated Hermes, Inc., Class B	5,425	196,548
Korea Investment Holdings Co., Ltd.(b)	1,186	65,231
Samsung Securities Co., Ltd.	2,322	67,835
Singapore Exchange	1,100	6,979
Waddell & Reed Financial, Inc., Class A	2,800	44,744
Total		568,136

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	4,125	140,044
Enova International, Inc.(b)	5,550	139,083
Nelnet, Inc., Class A	950	54,397
Regional Management Corp.(b)	4,900	134,995
Total		468,519
Insurance 0.1%
Ageas	1,127	62,144
Allianz SE, Registered Shares	630	150,408
American Equity Investment Life Holding Co.	4,400	116,204
Assicurazioni Generali SpA	6,059	118,064
AXA SA	2,032	54,034
CNP Assurances	2,817	50,707
Dai-ichi Life Holdings, Inc.	1,000	14,841
Employers Holdings, Inc.	3,575	152,474
Genworth Financial, Inc., Class A(b)	15,700	64,370
iA Financial Corp., Inc.	300	16,510
Manulife Financial Corp.	400	7,792
Selective Insurance Group, Inc.	400	26,500
Swiss Life Holding AG, Registered Shares	207	104,054
Universal Insurance Holdings, Inc.	2,173	52,891
Total		990,993
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	3,700	60,458
Ellington Financial, Inc.	7,150	130,630
PennyMac Mortgage Investment Trust	1,100	25,575
Total		216,663
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	4,075	202,161
Federal Agricultural Mortgage Corp.	1,830	139,629
Flagstar Bancorp, Inc.	3,950	139,198
Meta Financial Group, Inc.	4,175	155,393
NMI Holdings, Inc., Class A(b)	5,500	175,560
Radian Group, Inc.	8,600	210,614
Total		1,022,555
Total Financials		6,059,697
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	3,260	130,204
Acceleron Pharma, Inc.(b)	610	55,376
Arcutis Biotherapeutics, Inc.(b)	3,696	80,573
Arena Pharmaceuticals, Inc.(b)	2,940	134,329
Arrowhead Pharmaceuticals, Inc.(b)	1,220	51,130
Atara Biotherapeutics, Inc.(b)	2,430	32,149
BeiGene Ltd., ADR(b)	122	18,588
Black Diamond Therapeutics, Inc.(b)	2,255	84,562
bluebird bio, Inc.(b)	920	73,315
Blueprint Medicines Corp.(b)	1,090	69,160
CSL Ltd.	107	22,006
Dynavax Technologies Corp.(b)	11,145	56,282
Fate Therapeutics, Inc.(b)	2,610	66,190
Global Blood Therapeutics, Inc.(b)	740	48,292
Gossamer Bio, Inc.(b)	2,294	30,464
Immunomedics, Inc.(b)	7,580	140,761
Insmed, Inc.(b)	4,029	82,756
Karuna Therapeutics, Inc.(b)	240	22,778
Mirati Therapeutics, Inc.(b)	990	85,962
Precision BioSciences, Inc.(b)	4,356	35,240
Rubius Therapeutics, Inc.(b)	3,440	26,832
Sage Therapeutics, Inc.(b)	1,540	102,071
Sarepta Therapeutics, Inc.(b)	635	73,635
SpringWorks Therapeutics, Inc.(b)	3,314	104,325
TCR2 Therapeutics, Inc.(b)	4,340	63,711
Turning Point Therapeutics, Inc.(b)	1,638	95,823
Ultragenyx Pharmaceutical, Inc.(b)	660	34,683
uniQure NV(b)	1,305	75,116
Total		1,896,313
Health Care Equipment & Supplies 0.1%
Angiodynamics, Inc.(b)	7,400	101,898
CryoLife, Inc.(b)	2,750	81,785
Integer Holdings Corp.(b)	2,075	177,205
Lantheus Holdings, Inc.(b)	7,800	136,578
Meridian Bioscience, Inc.	8,000	78,720
Natus Medical, Inc.(b)	4,500	140,805
NuVasive, Inc.(b)	1,100	84,832

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Quidel Corp.(b)	1,375	105,600
Varex Imaging Corp.(b)	4,350	120,278
Total		1,027,701
Health Care Providers & Services 0.0%
Corvel Corp.(b)	1,170	107,137
Cross Country Healthcare, Inc.(b)	7,100	70,290
Magellan Health, Inc.(b)	2,245	164,356
Owens & Minor, Inc.	3,800	23,788
Tenet Healthcare Corp.(b)	1,475	46,669
Total		412,240
Health Care Technology 0.0%
HealthStream, Inc.(b)	5,300	135,415
Omnicell, Inc.(b)	2,200	178,816
Total		314,231
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	2,060	176,233
Syneos Health, Inc.(b)	3,375	207,090
Total		383,323
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	2,140	43,827
Amphastar Pharmaceuticals, Inc.(b)	6,300	119,133
Astellas Pharma, Inc.	7,400	130,759
GlaxoSmithKline PLC	6,296	147,827
GW Pharmaceuticals PLC, ADR(b)	900	103,977
Horizon Therapeutics PLC(b)	1,570	54,149
Novartis AG, Registered Shares	1,733	163,713
Novo Nordisk A/S, Class B	181	11,018
Odonate Therapeutics, Inc.(b)	2,700	78,840
Prestige Consumer Healthcare, Inc.(b)	3,925	159,198
Reata Pharmaceuticals, Inc., Class A(b)	790	172,844
Roche Holding AG, Genusschein Shares	613	205,642
Supernus Pharmaceuticals, Inc.(b)	1,720	39,337
Total		1,430,264
Total Health Care		5,464,072
Industrials 0.2%
Aerospace & Defense 0.0%
Safran SA	56	9,029
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	3,800	73,644
Radiant Logistics, Inc.(b)	15,000	72,450
Total		146,094
Airlines 0.0%
Air Canada(b)	2,700	90,442
Qantas Airways Ltd.	6,171	26,164
Skywest, Inc.	1,300	71,721
Total		188,327
Building Products 0.1%
American Woodmark Corp.(b)	1,680	184,212
Builders FirstSource, Inc.(b)	7,450	184,723
Caesarstone Ltd.	6,450	84,366
CSW Industrials, Inc.	2,100	159,348
Gibraltar Industries, Inc.(b)	3,275	178,553
Quanex Building Products Corp.	8,400	148,848
Total		940,050
Commercial Services & Supplies 0.0%
Brady Corp., Class A	1,875	103,819
Deluxe Corp.	1,650	79,530
Herman Miller, Inc.	3,600	139,140
HNI Corp.	3,625	130,391
Total		452,880
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,405	79,959
CIMIC Group Ltd.	3,194	61,801
EMCOR Group, Inc.	2,170	178,309
Great Lakes Dredge & Dock Corp.(b)	13,760	144,067
MasTec, Inc.(b)	2,850	164,588
Samsung Engineering Co., Ltd.(b)	3,565	50,719
Shimizu Corp.	9,800	100,517
Skanska AB, Class B	456	10,555
Total		790,515
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	4,475	177,657
Industrial Conglomerates 0.0%
CITIC Ltd.	51,000	57,670

The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.0%
GEA Group AG	797	23,864
Lydall, Inc.(b)	4,800	98,112
Mitsubishi Heavy Industries Ltd.	2,400	87,546
Mueller Industries, Inc.	5,100	148,767
Rexnord Corp.(b)	2,850	93,053
Sinotruk Hong Kong Ltd.	20,000	34,341
SPX Corp.(b)	3,025	148,437
Weichai Power Co., Ltd., Class H	36,000	63,026
Total		697,146
Marine 0.0%
Costamare, Inc.	15,900	126,087
Professional Services 0.0%
Adecco Group AG, Registered Shares	482	28,240
Barrett Business Services, Inc.	1,560	129,215
FTI Consulting, Inc.(b)	670	80,440
Heidrick & Struggles International, Inc.	4,200	119,364
Kforce, Inc.	4,200	155,610
Wolters Kluwer NV	222	16,681
Total		529,550
Road & Rail 0.0%
ArcBest Corp.	2,515	56,110
Aurizon Holdings Ltd.	12,355	44,286
Total		100,396
Trading Companies & Distributors 0.0%
BMC Stock Holdings, Inc.(b)	6,100	178,028
Foundation Building Materials, Inc.(b)	6,600	117,678
GMS, Inc.(b)	5,550	148,296
MRC Global, Inc.(b)	11,300	127,238
Veritiv Corp.(b)	8,850	124,608
Total		695,848
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	13,430	34,239
Kamigumi Co., Ltd.	2,400	51,282
Total		85,521
Total Industrials		4,996,770
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.2%
Communications Equipment 0.0%
ADTRAN, Inc.	6,390	57,830
Comtech Telecommunications Corp.	3,100	89,621
Telefonaktiebolaget LM Ericsson, Class B	763	5,999
Total		153,450
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	325	19,195
Benchmark Electronics, Inc.	4,800	147,744
Methode Electronics, Inc.	4,000	131,000
Rogers Corp.(b)	1,310	154,253
Sanmina Corp.(b)	5,200	165,568
Vishay Intertechnology, Inc.	8,750	177,537
Vishay Precision Group, Inc.(b)	4,100	141,614
Zhen Ding Technology Holding Ltd.	7,000	27,073
Total		963,984
IT Services 0.1%
Cardtronics PLC, Class A(b)	4,025	181,125
Cass Information Systems, Inc.	565	30,521
EVERTEC, Inc.	4,725	158,618
Hackett Group	2,300	35,547
KBR, Inc.	5,400	146,880
MAXIMUS, Inc.	985	70,674
NIC, Inc.	6,800	134,164
Otsuka Corp.	600	23,397
Perspecta, Inc.	6,650	186,665
TTEC Holdings, Inc.	3,025	120,153
Wipro Ltd.	9,400	31,266
Total		1,119,010
Semiconductors & Semiconductor Equipment 0.0%
Advantest Corp.	200	10,434
Amkor Technology, Inc.(b)	12,445	140,006
Cirrus Logic, Inc.(b)	250	19,203
GlobalWafers Co., Ltd.	3,000	38,697
Novatek Microelectronics	10,000	70,512
Realtek Semiconductor Corp.	7,000	56,242
Synaptics, Inc.(b)	2,725	181,730
Tokyo Electron Ltd.	600	131,968

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Ultra Clean Holdings, Inc.(b)	6,350	146,113
Xperi Corp.	8,050	129,525
Total		924,430
Software 0.0%
CommVault Systems, Inc.(b)	3,600	162,072
j2 Global, Inc.	2,155	206,578
Progress Software Corp.	3,875	174,879
Qualys, Inc.(b)	2,070	177,482
SPS Commerce, Inc.(b)	2,720	154,577
Total		875,588
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	25,000	70,393
FUJIFILM Holdings Corp.	200	9,933
Lenovo Group Ltd.	70,000	45,675
Lite-On Technology Corp.	21,000	32,533
Samsung Electronics Co., Ltd.	3,357	155,540
Total		314,074
Total Information Technology		4,350,536
Materials 0.1%
Chemicals 0.0%
Chase Corp.	510	46,905
Covestro AG	809	34,094
Innospec, Inc.	1,300	130,949
Koppers Holdings, Inc.(b)	1,000	31,380
Solvay SA	174	18,033
Total		261,361
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	7,000	44,679
Asia Cement Corp.	16,000	23,799
U.S. Concrete, Inc.(b)	3,475	123,675
Total		192,153
Metals & Mining 0.1%
Anglo American PLC	729	19,023
BHP Group Ltd.	4,801	123,117
Commercial Metals Co.	4,400	90,420
Fortescue Metals Group Ltd.	9,039	66,959
Kirkland Lake Gold Ltd.	300	12,302
Materion Corp.	2,430	131,949
Common Stocks (continued)
Issuer	Shares	Value ($)
MMC Norilsk Nickel PJSC	133	43,118
Rio Tinto PLC	2,328	124,488
Schnitzer Steel Industries, Inc., Class A	6,250	100,500
Vale SA	600	7,058
Total		718,934
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	4,050	141,871
Verso Corp., Class A(b)	8,900	149,965
Total		291,836
Total Materials		1,464,284
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	55	17,747
American Assets Trust, Inc.	3,150	143,514
Ashford Hospitality Trust, Inc.	36,500	89,790
CoreCivic, Inc.	7,700	122,815
CorEnergy Infrastructure Trust, Inc.	3,193	145,601
EastGroup Properties, Inc.	1,510	205,466
Fortress REIT Ltd., Class A	45,872	56,391
GEO Group, Inc. (The)	3,700	58,460
Independence Realty Trust, Inc.	5,800	85,086
Investors Real Estate Trust	2,119	156,170
Klepierre	933	31,714
Lexington Realty Trust	15,300	169,371
PS Business Parks, Inc.	1,076	180,295
Retail Value, Inc.	4,167	136,969
Ryman Hospitality Properties, Inc.	420	35,713
Uniti Group, Inc.	17,300	109,509
Washington Prime Group, Inc.	10,700	32,207
Xenia Hotels & Resorts, Inc.	5,300	99,057
Total		1,875,875
Real Estate Management & Development 0.0%
Aldar Properties PJSC	23,200	14,014
China Aoyuan Group Ltd.	12,000	15,992
Daito Trust Construction Co., Ltd.	100	11,779
Emaar Properties PJSC	34,511	37,658
Logan Property Holdings Co., Ltd.	20,000	30,232

The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
RE/MAX Holdings, Inc., Class A	525	20,097
RMR Group, Inc. (The), Class A	2,875	132,451
Total		262,223
Total Real Estate		2,138,098
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	804	22,076
Enel SpA	3,557	31,004
Manila Electric Co.	2,780	14,001
Otter Tail Corp.	300	16,068
Portland General Electric Co.	3,595	221,092
Total		304,241
Gas Utilities 0.1%
Chesapeake Utilities Corp.	1,565	150,569
Naturgy Energy Group SA	3,897	102,782
PT Perusahaan Gas Negara Persero Tbk	444,100	55,041
Southwest Gas Holdings, Inc.	2,160	163,102
Total		471,494
Independent Power and Renewable Electricity Producers 0.0%
Colbun SA	220,332	32,074
Multi-Utilities 0.0%
Avista Corp.	3,300	167,805
NorthWestern Corp.	2,050	157,788
Unitil Corp.	1,150	70,944
Total		396,537
Total Utilities		1,204,346
Total Common Stocks (Cost $31,841,410)		33,123,124

Equity Funds 52.0%
	Shares	Value ($)
International 14.4%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	7,963,875	55,348,931
Columbia Emerging Markets Fund, Institutional 3 Class(a)	6,178,927	86,134,237
Columbia Overseas Core Fund, Institutional 3 Class(a)	6,038,162	59,113,609
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,909,822	27,235,937
Equity Funds (continued)
	Shares	Value ($)
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	6,287,244	63,249,669
Total		291,082,383
U.S. Large Cap 36.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,112,890	112,939,960
Columbia Disciplined Core Fund, Institutional 3 Class(a)	9,405,924	112,588,912
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	8,386,910	79,927,252
Columbia Disciplined Value Fund, Institutional 3 Class(a)	15,935,176	145,488,159
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,276,109	60,130,242
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	6,604,031	99,324,633
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	4,654,820	65,493,318
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	2,222,738	58,124,594
Total		734,017,070
U.S. Small Cap 1.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	235,141	4,862,712
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	454,929	9,776,416
Columbia Small Cap Index Fund, Institutional 3 Class(a)	485,595	10,697,660
Total		25,336,788
Total Equity Funds (Cost $923,073,668)		1,050,436,241

Fixed Income Funds 24.6%

Emerging Markets 1.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,986,064	22,839,736
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	18,204,282	54,066,718
Columbia Income Opportunities Fund, Institutional 3 Class(a)	8,805,227	88,492,532
Total		142,559,250
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	981,895	9,838,585

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 15.9%
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,069,849	99,042,754
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,915,621	19,462,712
Columbia Quality Income Fund, Institutional 3 Class(a)	19,530,485	109,370,718
Columbia Short Term Bond Fund, Institutional 3 Class(a)	4,695,364	47,141,451
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,979,456	46,559,629
Total		321,577,264
Total Fixed Income Funds (Cost $481,171,184)		496,814,835

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	3,000	10,479
Total Utilities		10,479
Total Preferred Stocks (Cost $10,341)		10,479
Money Market Funds 16.8%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%(a),(f)	17,774,508	17,774,508
Columbia Short-Term Cash Fund, 1.648%(a),(f)	321,600,347	321,600,347
Total Money Market Funds (Cost $339,347,378)		339,374,855
Total Investments in Securities (Cost: $1,862,780,104)		1,999,262,554
Other Assets & Liabilities, Net		19,681,713
Net Assets		2,018,944,267

At January 31, 2020, securities and/or cash totaling $25,744,339 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,000 AUD	60,117 USD	Morgan Stanley	03/26/2020	484	—
34,000 EUR	37,545 USD	Morgan Stanley	03/26/2020	—	(284)
245,000 ILS	71,160 USD	Morgan Stanley	03/26/2020	—	(1)
167,265,000 KRW	141,919 USD	Morgan Stanley	03/26/2020	1,971	—
565,000 MXN	29,982 USD	Morgan Stanley	03/26/2020	307	—
275,000 MYR	67,183 USD	Morgan Stanley	03/26/2020	301	—
4,036,000 TWD	134,564 USD	Morgan Stanley	03/26/2020	1,359	—
44,645 USD	189,000 BRL	Morgan Stanley	03/26/2020	—	(633)
37,402 USD	253,000 DKK	Morgan Stanley	03/26/2020	282	—
112,148 USD	86,000 GBP	Morgan Stanley	03/26/2020	1,574	—
74,776 USD	5,361,000 INR	Morgan Stanley	03/26/2020	—	(375)
22,364 USD	205,000 NOK	Morgan Stanley	03/26/2020	—	(72)
59,545 USD	81,000 SGD	Morgan Stanley	03/26/2020	—	(179)
880,000 ZAR	59,728 USD	Morgan Stanley	03/26/2020	1,495	—
Total				7,773	(1,544)

The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	119	02/2020	EUR	6,906,760	—	(295,840)
EURO STOXX 50 Index	667	03/2020	EUR	24,272,130	—	(913,799)
FTSE 100 Index	233	03/2020	GBP	16,816,775	—	(1,019,722)
FTSE/MIB Index	119	03/2020	EUR	13,815,305	—	(321,411)
MSCI EAFE Index Future	440	03/2020	USD	43,483,000	—	(556,864)
Russell 2000 Index E-mini	3	03/2020	USD	242,205	—	(5,107)
Russell 2000 Index E-mini	277	03/2020	USD	22,363,595	—	(306,079)
S&P 500 Index E-mini	1,382	03/2020	USD	222,778,400	5,389,827	—
U.S. Treasury 10-Year Note	847	03/2020	USD	111,512,844	1,811,415	—
U.S. Ultra Treasury Bond	193	03/2020	USD	37,381,688	1,353,891	—
Total					8,555,133	(3,418,822)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(662)	03/2020	USD	(34,758,310)	1,084,734	—
TOPIX Index	(188)	03/2020	JPY	(3,156,520,000)	713,842	—
Total					1,798,576	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.972	USD	50,055,000	121,280	—	—	121,280	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	4,760,594	71,708	(221,402)	4,610,900	—	(302,314)	(951,280)	252,596	19,135,237
Columbia Contrarian Core Fund, Institutional 3 Class
	4,707,575	245,700	(840,385)	4,112,890	5,173,452	6,855,794	10,068,461	1,303,953	112,939,960
Columbia Contrarian Europe Fund, Institutional 3 Class
	9,073,446	194,694	(1,304,265)	7,963,875	—	(629,722)	7,921,861	1,358,701	55,348,931
Columbia Corporate Income Fund, Institutional 3 Class
	10,022,245	325,042	(1,277,438)	9,069,849	—	295,508	9,667,912	3,290,485	99,042,754
Columbia Disciplined Core Fund, Institutional 3 Class
	9,710,054	929,566	(1,233,696)	9,405,924	9,215,704	7,625,841	(2,412,584)	1,683,560	112,588,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	65

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Growth Fund, Institutional 3 Class
	9,132,526	2,119,588	(2,865,204)	8,386,910	4,750,784	(2,522,166)	9,366,440	517,317	79,927,252
Columbia Disciplined Value Fund, Institutional 3 Class
	17,014,753	3,907,875	(4,987,452)	15,935,176	13,011,196	2,742,209	(4,672,531)	3,317,336	145,488,159
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,068,454	78,585	(160,975)	1,986,064	—	45,604	961,226	851,896	22,839,736
Columbia Emerging Markets Fund, Institutional 3 Class
	7,293,895	36,433	(1,151,401)	6,178,927	—	3,855,119	9,312,193	459,521	86,134,237
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%
	21,338,771	479,283	(4,043,546)	17,774,508	6,065	—	—	380,667	17,774,508
Columbia High Yield Bond Fund, Institutional 3 Class
	19,338,632	999,746	(2,134,096)	18,204,282	—	(142,137)	2,965,309	2,862,344	54,066,718
Columbia Income Opportunities Fund, Institutional 3 Class
	9,365,260	465,413	(1,025,446)	8,805,227	—	(96,299)	4,924,052	4,502,658	88,492,532
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,068,117	1,313	(87,535)	981,895	—	26,580	829,854	—	9,838,585
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,469,881	103,143	(296,915)	1,276,109	4,549,043	6,020,937	3,845,255	—	60,130,242
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,890,465	84,821	(59,665)	1,915,621	158,512	14,189	371,589	675,085	19,462,712
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(276,625)	—	3,450,790
Columbia Multi-Asset Income Fund, Institutional 3 Class
	5,536,566	343,289	—	5,879,855	—	—	3,363,841	3,225,767	56,916,993
Columbia Overseas Core Fund, Institutional 3 Class
	6,497,291	246,145	(705,274)	6,038,162	230,356	(274,883)	4,451,685	2,153,351	59,113,609
Columbia Overseas Value Fund, Institutional 3 Class
	3,088,383	115,288	(293,849)	2,909,822	55,086	155,820	1,032,039	1,043,462	27,235,937
Columbia Pacific/Asia Fund, Institutional 3 Class
	6,895,140	467,466	(1,075,362)	6,287,244	3,058,077	2,081,681	2,993,956	1,549,434	63,249,669
Columbia Quality Income Fund, Institutional 3 Class
	20,391,774	630,221	(1,491,510)	19,530,485	—	72,395	4,374,908	3,334,434	109,370,718
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	7,465,774	397,555	(1,259,298)	6,604,031	4,311,255	3,364,019	9,613,582	1,211,479	99,324,633
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	4,181,318	1,283,063	(809,561)	4,654,820	17,715,906	1,619,880	(6,594,189)	—	65,493,318
Columbia Select Large Cap Value Fund, Institutional 3 Class
	2,340,806	151,185	(269,253)	2,222,738	2,835,426	2,953,451	(908,577)	1,156,585	58,124,594
Columbia Select Small Cap Value Fund, Institutional 3 Class
	250,726	1,310	(16,895)	235,141	984	(82,204)	321,458	19,970	4,862,712
Columbia Short Term Bond Fund, Institutional 3 Class
	4,766,689	179,498	(250,823)	4,695,364	—	52,719	666,452	1,733,583	47,141,451
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	277,191,878	244,476,836	(200,068,367)	321,600,347	—	(5,625)	36,135	6,554,225	321,600,347
Columbia Small Cap Growth Fund I, Institutional 3 Class
	527,194	38,030	(110,295)	454,929	776,458	(79,109)	1,503,840	—	9,776,416
Columbia Small Cap Index Fund, Institutional 3 Class
	454,518	31,077	—	485,595	554,607	—	(45,758)	139,413	10,697,660
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,261,525	91,680	(373,749)	3,979,456	—	174,720	2,815,572	970,262	46,559,629
Total					66,402,911	33,822,007	75,546,076	44,548,084	1,966,128,951

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $103,671, which represents 0.01% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	67

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	79,503,020	—	—	79,503,020
Common Stocks
Communication Services	586,902	427,871	—	1,014,773
Consumer Discretionary	3,172,453	648,482	—	3,820,935
Consumer Staples	887,147	530,236	0*	1,417,383
Energy	937,102	255,128	—	1,192,230
Financials	4,755,092	1,304,605	—	6,059,697
Health Care	4,783,107	680,965	—	5,464,072
Industrials	4,216,851	779,919	—	4,996,770
Information Technology	3,640,874	709,662	—	4,350,536
Materials	966,974	497,310	—	1,464,284
Real Estate	1,940,318	197,780	—	2,138,098
Utilities	979,442	224,904	—	1,204,346
Total Common Stocks	26,866,262	6,256,862	0*	33,123,124
Equity Funds	1,050,436,241	—	—	1,050,436,241
Fixed Income Funds	496,814,835	—	—	496,814,835
Preferred Stocks
Utilities	10,479	—	—	10,479
Total Preferred Stocks	10,479	—	—	10,479
Money Market Funds	339,374,855	—	—	339,374,855
Total Investments in Securities	1,993,005,692	6,256,862	0*	1,999,262,554
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2020
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	7,773	—	7,773
Futures Contracts	10,353,709	—	—	10,353,709
Swap Contracts	—	121,280	—	121,280
Liability
Forward Foreign Currency Exchange Contracts	—	(1,544)	—	(1,544)
Futures Contracts	(3,418,822)	—	—	(3,418,822)
Total	1,999,940,579	6,384,371	0*	2,006,324,950

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	69

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,194,940	9,109,001
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,450,790
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,695,275	16,410,264
Total Alternative Strategies Funds (Cost $33,103,058)		28,970,055

Common Stocks 2.7%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Hellenic Telecommunications Organization SA	2,422	36,172
Nippon Telegraph & Telephone Corp.	5,700	145,333
Telekom Malaysia Bhd	48,100	45,170
Total		226,675
Entertainment 0.0%
Square Enix Holdings Co., Ltd.	500	24,545
Toho Co., Ltd.	1,300	47,890
Total		72,435
Interactive Media & Services 0.0%
Auto Trader Group PLC	4,235	31,249
DHI Group, Inc.(b)	9,700	27,160
Meet Group, Inc. (The)(b)	13,200	70,356
Momo, Inc., ADR	1,517	46,420
Tencent Holdings Ltd.	600	28,614
Yelp, Inc.(b)	230	7,498
Total		211,297
Media 0.1%
Gray Television, Inc.(b)	1,500	30,420
Informa PLC	2,812	28,725
National CineMedia, Inc.	3,550	26,199
TechTarget, Inc.(b)	2,425	61,571
WPP PLC	6,842	85,070
Total		231,985
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
Advanced Info Service PCL	5,600	36,408
Gogo(b)	3,800	19,988
Total		56,396
Total Communication Services		798,788
Consumer Discretionary 0.3%
Auto Components 0.0%
Dana, Inc.	1,025	15,795
Hyundai Mobis Co., Ltd.	43	8,223
Magna International, Inc.	2,703	137,029
Modine Manufacturing Co.(b)	3,075	21,617
Total		182,664
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	119,000	58,655
Fiat Chrysler Automobiles NV	896	11,672
Peugeot SA	4,847	99,801
Total		170,128
Distributors 0.0%
Funko, Inc., Class A(b)	3,025	45,466
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	2,200	54,032
K12, Inc.(b)	2,225	35,912
Perdoceo Education Corp.(b)	2,300	40,894
Total		130,838
Hotels, Restaurants & Leisure 0.0%
Boyd Gaming Corp.	275	8,209
Brinker International, Inc.	860	36,713
Dine Brands Global, Inc.	800	68,200
Everi Holdings, Inc.(b)	5,700	71,250
Marriott Vacations Worldwide Corp.	515	61,924
SeaWorld Entertainment, Inc.(b)	2,280	78,569
Total		324,865
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.1%
Berkeley Group Holdings PLC	755	52,242
M/I Homes, Inc.(b)	1,155	51,270
Sekisui House Ltd.	5,600	120,412
Sony Corp.	2,500	174,817
Taylor Morrison Home Corp., Class A(b)	3,175	82,169
Total		480,910
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	279	57,639
Stamps.com, Inc.(b)	550	40,969
Total		98,608
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	1,785	78,165
MasterCraft Boat Holdings, Inc.(b)	1,400	24,598
Sturm Ruger & Co., Inc.	690	34,169
Total		136,932
Specialty Retail 0.1%
Genesco, Inc.(b)	1,160	45,611
GNC Holdings, Inc., Class A(b)	10,100	21,614
Hibbett Sports, Inc.(b)	2,075	51,418
Lithia Motors, Inc., Class A	450	61,038
Petrobras Distribuidora SA	2,400	16,162
Rent-A-Center, Inc.	1,400	40,782
Restoration Hardware Holdings, Inc.(b)	159	33,191
Sleep Number Corp.(b)	1,010	52,106
Sportsman’s Warehouse Holdings, Inc.(b)	6,400	41,472
Tilly’s, Inc.	1,000	8,500
Zumiez, Inc.(b)	1,350	42,080
Total		413,974
Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	108	34,140
Burberry Group PLC	2,370	60,768
Deckers Outdoor Corp.(b)	440	84,000
Kering SA	226	138,091
Pandora A/S	212	10,994
Total		327,993
Total Consumer Discretionary		2,312,378
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.2%
Beverages 0.0%
Coca-Cola European Partners PLC	2,070	108,903
Food & Staples Retailing 0.1%
Coles Group Ltd.	4,619	50,684
Ingles Markets, Inc., Class A	1,440	60,034
Koninklijke Ahold Delhaize NV	5,746	141,015
Loblaw Companies Ltd.	100	5,232
SpartanNash Co.	3,800	46,284
Welcia Holdings Co., Ltd.	600	32,948
Total		336,197
Food Products 0.0%
JBS SA	14,200	91,415
John B. Sanfilippo & Son, Inc.	730	61,539
Nestlé SA, Registered Shares	164	18,088
Tingyi Cayman Islands Holding Corp.	8,000	13,497
Uni-President Enterprises Corp.	24,000	57,179
Total		241,718
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV(b)	7,622	15,768
Personal Products 0.0%
Edgewell Personal Care Co.(b)	1,200	30,984
Medifast, Inc.	555	53,630
Usana Health Sciences, Inc.(b)	665	41,030
Total		125,644
Tobacco 0.1%
British American Tobacco PLC	3,373	148,732
PT Gudang Garam Tbk	6,200	25,262
Swedish Match AB	2,541	143,663
Vector Group Ltd.	1,312	17,240
Total		334,897
Total Consumer Staples		1,163,127

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	71

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.0%
DMC Global Inc	460	19,242
Liberty Oilfield Services, Inc., Class A	1,800	15,264
Matrix Service Co.(b)	3,000	60,360
NexTier Oilfield Solutions, Inc.(b)	11,000	56,650
Total		151,516
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp.(b)	2,570	18,864
Canadian Natural Resources Ltd.	1,700	47,812
Cenovus Energy, Inc.	3,300	28,726
China Coal Energy Co., Ltd., Class H	33,000	11,226
Coal India Ltd.	26,986	68,489
CVR Energy, Inc.	1,805	62,471
Delek U.S. Holdings, Inc.	1,430	39,268
Denbury Resources, Inc.(b)	3,200	3,152
Dorian LPG Ltd.(b)	600	7,872
ENI SpA	4,253	59,574
Lukoil PJSC	250	25,557
Lundin Petroleum AB	400	12,166
Motor Oil Hellas Corinth Refineries SA	1,038	22,041
OMV AG	545	27,083
PT Bukit Asam Tbk	44,200	7,101
Royal Dutch Shell PLC, Class B	296	7,778
Southwestern Energy Co.(b)	6,200	9,734
Suncor Energy, Inc.	4,200	128,374
W&T Offshore, Inc.(b)	2,500	10,350
World Fuel Services Corp.	960	37,555
Yanzhou Coal Mining Co., Ltd., Class H	82,000	60,503
Total		695,696
Total Energy		847,212
Financials 0.5%
Banks 0.3%
Atlantic Capital Bancshares, Inc.(b)	475	8,963
Bancorp, Inc. (The)(b)	5,950	70,388
Bank Leumi Le-Israel BM	8,670	62,337
BNP Paribas SA	2,543	134,951
Cathay General Bancorp	2,095	75,546
Common Stocks (continued)
Issuer	Shares	Value ($)
China Merchants Bank Co., Ltd., Class H	6,000	28,929
ConnectOne Bancorp, Inc.	2,575	60,796
Customers Bancorp, Inc.(b)	2,791	59,672
First BanCorp	6,800	63,036
Fulton Financial Corp.	3,075	50,645
Great Southern Bancorp, Inc.	960	54,634
Grupo Financiero Banorte SAB de CV, Class O	17,372	107,061
Hilltop Holdings, Inc.	2,825	63,958
Independent Bank Group, Inc.	1,350	72,252
International Bancshares Corp.	1,815	71,511
Investors Bancorp, Inc.	1,700	20,544
Israel Discount Bank Ltd.	11,097	50,332
Mediobanca Banca di Credito Finanziario SpA	5,795	57,809
Metropolitan Bank Holding Corp.(b)	180	8,847
Midland States Bancorp, Inc.	1,300	34,346
National Bank of Canada	1,700	94,326
Nicolet Bankshares, Inc.(b)	450	31,792
OFG Bancorp	3,075	60,608
Postal Savings Bank of China Co., Ltd.(c)	103,000	64,091
Powszechna Kasa Oszczednosci Bank Polski SA	5,078	44,752
Preferred Bank	850	51,093
Raiffeisen Bank International AG	1,405	32,005
RHB Bank Bhd	61,400	85,253
Shinhan Financial Group Co., Ltd.	352	11,487
Standard Bank Group Ltd.	10,496	109,481
Sumitomo Mitsui Financial Group, Inc.	800	28,128
Sumitomo Mitsui Trust Holdings, Inc.	400	14,748
United Community Banks, Inc.	1,325	36,994
Total		1,821,315
Capital Markets 0.0%
Cohen & Steers, Inc.	1,130	83,597
Federated Hermes, Inc., Class B	2,415	87,495
Korea Investment Holdings Co., Ltd.(b)	1,405	77,276
Samsung Securities Co., Ltd.	2,751	80,368
Singapore Exchange	1,300	8,248
Waddell & Reed Financial, Inc., Class A	1,250	19,975
Total		356,959

The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	1,840	62,468
Enova International, Inc.(b)	2,475	62,023
Nelnet, Inc., Class A	425	24,336
Regional Management Corp.(b)	2,175	59,921
Total		208,748
Insurance 0.1%
Ageas	1,336	73,669
Allianz SE, Registered Shares	746	178,103
American Equity Investment Life Holding Co.	1,960	51,764
Assicurazioni Generali SpA	7,198	140,258
AXA SA	2,409	64,059
CNP Assurances	3,337	60,067
Dai-ichi Life Holdings, Inc.	1,200	17,809
Employers Holdings, Inc.	1,590	67,813
Genworth Financial, Inc., Class A(b)	7,000	28,700
iA Financial Corp., Inc.	400	22,013
Manulife Financial Corp.	500	9,740
Selective Insurance Group, Inc.	180	11,925
Swiss Life Holding AG, Registered Shares	245	123,155
Universal Insurance Holdings, Inc.	981	23,878
Total		872,953
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	1,625	26,553
Ellington Financial, Inc.	3,175	58,007
PennyMac Mortgage Investment Trust	475	11,044
Total		95,604
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	1,810	89,794
Federal Agricultural Mortgage Corp.	810	61,803
Flagstar Bancorp, Inc.	1,750	61,670
Meta Financial Group, Inc.	1,860	69,229
NMI Holdings, Inc., Class A(b)	2,450	78,204
Radian Group, Inc.	3,825	93,675
Total		454,375
Total Financials		3,809,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	1,450	57,913
Acceleron Pharma, Inc.(b)	270	24,511
Arcutis Biotherapeutics, Inc.(b)	1,641	35,774
Arena Pharmaceuticals, Inc.(b)	1,310	59,854
Arrowhead Pharmaceuticals, Inc.(b)	540	22,631
Atara Biotherapeutics, Inc.(b)	1,080	14,288
BeiGene Ltd., ADR(b)	145	22,092
Black Diamond Therapeutics, Inc.(b)	1,003	37,612
bluebird bio, Inc.(b)	410	32,673
Blueprint Medicines Corp.(b)	490	31,090
CSL Ltd.	127	26,120
Dynavax Technologies Corp.(b)	4,950	24,998
Fate Therapeutics, Inc.(b)	1,160	29,418
Global Blood Therapeutics, Inc.(b)	330	21,536
Gossamer Bio, Inc.(b)	1,019	13,532
Immunomedics, Inc.(b)	3,370	62,581
Insmed, Inc.(b)	1,795	36,869
Karuna Therapeutics, Inc.(b)	105	9,966
Mirati Therapeutics, Inc.(b)	440	38,205
Precision BioSciences, Inc.(b)	1,937	15,670
Rubius Therapeutics, Inc.(b)	1,530	11,934
Sage Therapeutics, Inc.(b)	685	45,402
Sarepta Therapeutics, Inc.(b)	285	33,049
SpringWorks Therapeutics, Inc.(b)	1,471	46,307
TCR2 Therapeutics, Inc.(b)	1,930	28,332
Turning Point Therapeutics, Inc.(b)	731	42,763
Ultragenyx Pharmaceutical, Inc.(b)	290	15,240
uniQure NV(b)	585	33,673
Total		874,033
Health Care Equipment & Supplies 0.1%
Angiodynamics, Inc.(b)	3,300	45,441
CryoLife, Inc.(b)	1,225	36,432
Integer Holdings Corp.(b)	920	78,568
Lantheus Holdings, Inc.(b)	3,475	60,847
Meridian Bioscience, Inc.	3,550	34,932
Natus Medical, Inc.(b)	2,000	62,580
NuVasive, Inc.(b)	490	37,789

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	73

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Quidel Corp.(b)	610	46,848
Varex Imaging Corp.(b)	1,925	53,226
Total		456,663
Health Care Providers & Services 0.0%
Corvel Corp.(b)	520	47,616
Cross Country Healthcare, Inc.(b)	3,150	31,185
Magellan Health, Inc.(b)	1,000	73,210
Owens & Minor, Inc.	1,700	10,642
Tenet Healthcare Corp.(b)	650	20,566
Total		183,219
Health Care Technology 0.0%
HealthStream, Inc.(b)	2,350	60,043
Omnicell, Inc.(b)	980	79,654
Total		139,697
Life Sciences Tools & Services 0.0%
Medpace Holdings, Inc.(b)	915	78,278
Syneos Health, Inc.(b)	1,500	92,040
Total		170,318
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	950	19,456
Amphastar Pharmaceuticals, Inc.(b)	2,800	52,948
Astellas Pharma, Inc.	8,800	155,497
GlaxoSmithKline PLC	7,459	175,133
GW Pharmaceuticals PLC, ADR(b)	395	45,634
Horizon Therapeutics PLC(b)	700	24,143
Novartis AG, Registered Shares	2,054	194,038
Novo Nordisk A/S, Class B	214	13,027
Odonate Therapeutics, Inc.(b)	1,200	35,040
Prestige Consumer Healthcare, Inc.(b)	1,750	70,980
Reata Pharmaceuticals, Inc., Class A(b)	350	76,576
Roche Holding AG, Genusschein Shares	727	243,886
Supernus Pharmaceuticals, Inc.(b)	775	17,724
Total		1,124,082
Total Health Care		2,948,012
Industrials 0.4%
Aerospace & Defense 0.0%
Safran SA	66	10,642
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
Echo Global Logistics, Inc.(b)	1,675	32,461
Radiant Logistics, Inc.(b)	6,700	32,361
Total		64,822
Airlines 0.0%
Air Canada(b)	3,200	107,190
Qantas Airways Ltd.	7,315	31,014
Skywest, Inc.	580	31,999
Total		170,203
Building Products 0.1%
American Woodmark Corp.(b)	745	81,689
Builders FirstSource, Inc.(b)	3,325	82,443
Caesarstone Ltd.	2,875	37,605
CSW Industrials, Inc.	930	70,569
Gibraltar Industries, Inc.(b)	1,450	79,054
Quanex Building Products Corp.	3,725	66,007
Total		417,367
Commercial Services & Supplies 0.0%
Brady Corp., Class A	830	45,957
Deluxe Corp.	730	35,186
Herman Miller, Inc.	1,600	61,840
HNI Corp.	1,620	58,271
Total		201,254
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,850	94,754
CIMIC Group Ltd.	3,786	73,256
EMCOR Group, Inc.	965	79,294
Great Lakes Dredge & Dock Corp.(b)	6,130	64,181
MasTec, Inc.(b)	1,260	72,765
Samsung Engineering Co., Ltd.(b)	4,226	60,123
Shimizu Corp.	11,600	118,980
Skanska AB, Class B	540	12,499
Total		575,852
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	1,990	79,003
Industrial Conglomerates 0.0%
CITIC Ltd.	60,000	67,847

The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
GEA Group AG	946	28,326
Lydall, Inc.(b)	2,125	43,435
Mitsubishi Heavy Industries Ltd.	2,800	102,137
Mueller Industries, Inc.	2,250	65,632
Rexnord Corp.(b)	1,275	41,629
Sinotruk Hong Kong Ltd.	23,500	40,350
SPX Corp.(b)	1,340	65,754
Weichai Power Co., Ltd., Class H	43,000	75,281
Total		462,544
Marine 0.0%
Costamare, Inc.	7,100	56,303
Professional Services 0.0%
Adecco Group AG, Registered Shares	571	33,454
Barrett Business Services, Inc.	695	57,567
FTI Consulting, Inc.(b)	300	36,018
Heidrick & Struggles International, Inc.	1,880	53,430
Kforce, Inc.	1,860	68,913
Wolters Kluwer NV	263	19,762
Total		269,144
Road & Rail 0.0%
ArcBest Corp.	1,120	24,987
Aurizon Holdings Ltd.	14,639	52,474
Total		77,461
Trading Companies & Distributors 0.1%
BMC Stock Holdings, Inc.(b)	2,725	79,529
Foundation Building Materials, Inc.(b)	2,950	52,599
GMS, Inc.(b)	2,475	66,132
MRC Global, Inc.(b)	5,000	56,300
Veritiv Corp.(b)	3,925	55,264
Total		309,824
Transportation Infrastructure 0.0%
International Container Terminal Services, Inc.	15,930	40,613
Kamigumi Co., Ltd.	2,800	59,829
Total		100,442
Total Industrials		2,862,708
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment 0.0%
ADTRAN, Inc.	2,845	25,747
Comtech Telecommunications Corp.	1,370	39,607
Telefonaktiebolaget LM Ericsson, Class B	904	7,108
Total		72,462
Electronic Equipment, Instruments & Components 0.1%
Badger Meter, Inc.	150	8,859
Benchmark Electronics, Inc.	2,140	65,869
Methode Electronics, Inc.	1,780	58,295
Rogers Corp.(b)	585	68,884
Sanmina Corp.(b)	2,300	73,232
Vishay Intertechnology, Inc.	3,900	79,131
Vishay Precision Group, Inc.(b)	1,835	63,381
Zhen Ding Technology Holding Ltd.	8,000	30,941
Total		448,592
IT Services 0.1%
Cardtronics PLC, Class A(b)	1,790	80,550
Cass Information Systems, Inc.	248	13,397
EVERTEC, Inc.	2,100	70,497
Hackett Group	1,025	15,841
KBR, Inc.	2,400	65,280
MAXIMUS, Inc.	430	30,853
NIC, Inc.	3,025	59,683
Otsuka Corp.	700	27,296
Perspecta, Inc.	2,950	82,807
TTEC Holdings, Inc.	1,350	53,622
Wipro Ltd.	11,139	37,050
Total		536,876
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	200	10,434
Amkor Technology, Inc.(b)	5,520	62,100
Cirrus Logic, Inc.(b)	110	8,449
GlobalWafers Co., Ltd.	4,000	51,597
Novatek Microelectronics	12,000	84,614
Realtek Semiconductor Corp.	8,000	64,276
Synaptics, Inc.(b)	1,220	81,362
Tokyo Electron Ltd.	700	153,962

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	75

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Ultra Clean Holdings, Inc.(b)	2,825	65,003
Xperi Corp.	3,575	57,522
Total		639,319
Software 0.0%
CommVault Systems, Inc.(b)	1,600	72,032
j2 Global, Inc.	958	91,834
Progress Software Corp.	1,795	81,008
Qualys, Inc.(b)	920	78,881
SPS Commerce, Inc.(b)	1,210	68,764
Total		392,519
Technology Hardware, Storage & Peripherals 0.0%
Chicony Electronics Co., Ltd.	30,000	84,471
FUJIFILM Holdings Corp.	200	9,933
Lenovo Group Ltd.	82,000	53,505
Lite-On Technology Corp.	25,000	38,730
Samsung Electronics Co., Ltd.	3,979	184,359
Total		370,998
Total Information Technology		2,460,766
Materials 0.1%
Chemicals 0.0%
Chase Corp.	225	20,693
Covestro AG	959	40,415
Innospec, Inc.	575	57,920
Koppers Holdings, Inc.(b)	450	14,121
Solvay SA	206	21,350
Total		154,499
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	8,500	54,253
Asia Cement Corp.	19,000	28,261
U.S. Concrete, Inc.(b)	1,540	54,809
Total		137,323
Metals & Mining 0.1%
Anglo American PLC	864	22,545
BHP Group Ltd.	5,692	145,965
Commercial Metals Co.	1,950	40,073
Fortescue Metals Group Ltd.	10,714	79,367
Kirkland Lake Gold Ltd.	400	16,403
Materion Corp.	1,080	58,644
Common Stocks (continued)
Issuer	Shares	Value ($)
MMC Norilsk Nickel PJSC	158	51,223
Rio Tinto PLC	2,759	147,535
Schnitzer Steel Industries, Inc., Class A	2,775	44,622
Vale SA	700	8,235
Total		614,612
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	1,800	63,054
Verso Corp., Class A(b)	3,950	66,557
Total		129,611
Total Materials		1,036,045
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Alexander’s, Inc.	24	7,744
American Assets Trust, Inc.	1,400	63,784
Ashford Hospitality Trust, Inc.	16,200	39,852
CoreCivic, Inc.	3,400	54,230
CorEnergy Infrastructure Trust, Inc.	1,418	64,661
EastGroup Properties, Inc.	670	91,167
Fortress REIT Ltd., Class A	54,351	66,814
GEO Group, Inc. (The)	1,650	26,070
Independence Realty Trust, Inc.	2,600	38,142
Investors Real Estate Trust	939	69,204
Klepierre	1,106	37,595
Lexington Realty Trust	6,800	75,276
PS Business Parks, Inc.	482	80,764
Retail Value, Inc.	1,843	60,579
Ryman Hospitality Properties, Inc.	185	15,731
Uniti Group, Inc.	7,650	48,424
Washington Prime Group, Inc.	4,800	14,448
Xenia Hotels & Resorts, Inc.	2,350	43,922
Total		898,407
Real Estate Management & Development 0.1%
Aldar Properties PJSC	27,488	16,604
China Aoyuan Group Ltd.	14,000	18,657
Daito Trust Construction Co., Ltd.	100	11,780
Emaar Properties PJSC	40,890	44,619
Logan Property Holdings Co., Ltd.	24,000	36,278

The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
RE/MAX Holdings, Inc., Class A	230	8,804
RMR Group, Inc. (The), Class A	1,280	58,970
Total		195,712
Total Real Estate		1,094,119
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	953	26,167
Enel SpA	4,214	36,731
Manila Electric Co.	3,290	16,570
Otter Tail Corp.	140	7,498
Portland General Electric Co.	1,589	97,723
Total		184,689
Gas Utilities 0.1%
Chesapeake Utilities Corp.	695	66,866
Naturgy Energy Group SA	4,619	121,825
PT Perusahaan Gas Negara Persero Tbk	526,200	65,216
Southwest Gas Holdings, Inc.	960	72,490
Total		326,397
Independent Power and Renewable Electricity Producers 0.0%
Colbun SA	261,058	38,002
Multi-Utilities 0.0%
Avista Corp.	1,470	74,750
NorthWestern Corp.	920	70,812
Unitil Corp.	510	31,462
Total		177,024
Total Utilities		726,112
Total Common Stocks (Cost $19,190,859)		20,059,221

Equity Funds 69.9%
	Shares	Value ($)
International 18.1%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	2,887,944	20,071,212
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,279,894	45,721,727
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,368,454	23,187,169
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,640,352	15,353,690
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	2,789,138	28,058,727
Total		132,392,525
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 48.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,921,553	52,765,841
Columbia Disciplined Core Fund, Institutional 3 Class(a)	4,166,459	49,872,512
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	4,561,741	43,473,391
Columbia Disciplined Value Fund, Institutional 3 Class(a)	7,912,404	72,240,247
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	475,871	22,423,045
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,458,973	52,022,964
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,493,260	35,080,163
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,005,384	26,290,793
Total		354,168,956
U.S. Small Cap 3.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	404,497	8,365,011
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	172,478	3,706,551
Columbia Small Cap Index Fund, Institutional 3 Class(a)	527,094	11,611,874
Total		23,683,436
Total Equity Funds (Cost $453,095,958)		510,244,917

Fixed Income Funds 12.7%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	315,946	3,633,379
High Yield 5.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,133,162	24,155,491
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,542,999	15,507,138
Total		39,662,629

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	77

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 6.8%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,528,421	27,610,354
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	419,216	4,259,240
Columbia Quality Income Fund, Institutional 3 Class(a)	1,593,558	8,923,924
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	730,517	8,547,050
Total		49,340,568
Total Fixed Income Funds (Cost $88,684,153)		92,636,576

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	3,600	12,576
Total Utilities		12,576
Total Preferred Stocks (Cost $12,410)		12,576
Money Market Funds 9.7%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%(a),(d)	9,442,368	9,442,368
Columbia Short-Term Cash Fund, 1.648%(a),(d)	61,462,818	61,462,818
Total Money Market Funds (Cost $70,900,275)		70,905,186
Total Investments in Securities (Cost: $664,986,713)		722,828,531
Other Assets & Liabilities, Net		7,600,122
Net Assets		730,428,653

At January 31, 2020, securities and/or cash totaling $9,795,618 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
98,000 AUD	66,197 USD	Morgan Stanley	03/26/2020	533	—
36,000 EUR	39,753 USD	Morgan Stanley	03/26/2020	—	(301)
290,000 ILS	84,230 USD	Morgan Stanley	03/26/2020	—	(1)
198,186,000 KRW	168,155 USD	Morgan Stanley	03/26/2020	2,335	—
669,000 MXN	35,501 USD	Morgan Stanley	03/26/2020	364	—
325,000 MYR	79,397 USD	Morgan Stanley	03/26/2020	356	—
4,915,000 TWD	163,871 USD	Morgan Stanley	03/26/2020	1,655	—
52,913 USD	224,000 BRL	Morgan Stanley	03/26/2020	—	(751)
44,350 USD	300,000 DKK	Morgan Stanley	03/26/2020	334	—
133,012 USD	102,000 GBP	Morgan Stanley	03/26/2020	1,866	—
88,599 USD	6,352,000 INR	Morgan Stanley	03/26/2020	—	(444)
26,510 USD	243,000 NOK	Morgan Stanley	03/26/2020	—	(85)
70,572 USD	96,000 SGD	Morgan Stanley	03/26/2020	—	(212)
1,042,000 ZAR	70,724 USD	Morgan Stanley	03/26/2020	1,771	—
Total				9,214	(1,794)

The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	75	02/2020	EUR	4,353,000	—	(186,454)
EURO STOXX 50 Index	189	03/2020	EUR	6,877,710	—	(258,932)
FTSE 100 Index	93	03/2020	GBP	6,712,275	—	(407,014)
FTSE/MIB Index	76	03/2020	EUR	8,823,220	—	(206,171)
MSCI EAFE Index Future	125	03/2020	USD	12,353,125	—	(158,200)
Russell 2000 Index E-mini	1	03/2020	USD	80,735	—	(1,703)
S&P 500 Index E-mini	447	03/2020	USD	72,056,400	1,743,309	—
U.S. Treasury 10-Year Note	74	03/2020	USD	9,742,563	158,258	—
U.S. Treasury 5-Year Note	19	03/2020	USD	2,286,086	25,347	—
U.S. Ultra Treasury Bond	52	03/2020	USD	10,071,750	370,390	—
Total					2,297,304	(1,218,474)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(313)	03/2020	USD	(16,434,065)	512,872	—
Russell 2000 Index E-mini	(35)	03/2020	USD	(2,825,725)	38,501	—
TOPIX Index	(82)	03/2020	JPY	(1,376,780,000)	311,357	—
Total					862,730	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.972	USD	26,154,000	49,504	—	—	49,504	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	2,114,936	80,094	(90)	2,194,940	—	(112)	(592,221)	117,855	9,109,001
Columbia Contrarian Core Fund, Institutional 3 Class
	2,099,771	113,222	(291,440)	1,921,553	2,388,235	2,984,023	4,647,744	601,947	52,765,841
Columbia Contrarian Europe Fund, Institutional 3 Class
	3,126,243	70,946	(309,245)	2,887,944	—	371,621	2,194,149	490,188	20,071,212
Columbia Corporate Income Fund, Institutional 3 Class
	2,659,607	107,868	(239,054)	2,528,421	—	150,225	2,579,233	898,642	27,610,354
Columbia Disciplined Core Fund, Institutional 3 Class
	4,124,865	408,244	(366,650)	4,166,459	4,049,008	2,827,721	(670,597)	739,688	49,872,512
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	79

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,487,051	676,363	(1,601,673)	4,561,741	2,870,269	(1,439,480)	5,043,767	312,546	43,473,391
Columbia Disciplined Value Fund, Institutional 3 Class
	7,413,740	2,298,955	(1,800,291)	7,912,404	5,915,231	1,215,279	(2,032,885)	1,508,148	72,240,247
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	313,564	14,588	(12,206)	315,946	—	2,149	152,970	132,419	3,633,379
Columbia Emerging Markets Fund, Institutional 3 Class
	3,683,148	17,771	(421,025)	3,279,894	—	1,361,189	5,359,020	240,506	45,721,727
Columbia Government Money Market Fund, Institutional 3 Class, 1.151%
	9,107,990	349,634	(15,256)	9,442,368	2,981	—	—	169,253	9,442,368
Columbia High Yield Bond Fund, Institutional 3 Class
	8,189,532	480,745	(537,115)	8,133,162	—	(36,167)	1,258,468	1,248,242	24,155,491
Columbia Income Opportunities Fund, Institutional 3 Class
	1,554,387	88,490	(99,878)	1,542,999	—	29,395	790,363	769,282	15,507,138
Columbia Large Cap Growth Fund, Institutional 3 Class
	522,971	37,985	(85,085)	475,871	1,677,614	2,530,977	1,035,661	—	22,423,045
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	409,968	23,590	(14,342)	419,216	34,311	3,715	80,548	146,108	4,259,240
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(276,625)	—	3,450,790
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,596,299	98,976	—	1,695,275	—	—	969,860	930,051	16,410,264
Columbia Overseas Core Fund, Institutional 3 Class
	2,453,845	96,333	(181,724)	2,368,454	87,701	(86,685)	1,679,901	840,360	23,187,169
Columbia Overseas Value Fund, Institutional 3 Class
	1,666,059	67,706	(93,413)	1,640,352	30,918	58,773	590,718	585,319	15,353,690
Columbia Pacific/Asia Fund, Institutional 3 Class
	2,919,950	202,857	(333,669)	2,789,138	1,333,484	684,580	1,458,589	676,667	28,058,727
Columbia Quality Income Fund, Institutional 3 Class
	1,586,383	68,755	(61,580)	1,593,558	—	(2,229)	353,940	264,522	8,923,924
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,692,949	201,065	(435,041)	3,458,973	2,190,962	492,367	6,031,428	622,391	52,022,964
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,158,640	681,402	(346,782)	2,493,260	9,378,561	655,310	(3,360,297)	—	35,080,163
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,015,121	68,761	(78,498)	1,005,384	1,278,459	891,984	(27,119)	521,490	26,290,793
Columbia Select Small Cap Value Fund, Institutional 3 Class
	407,738	3,076	(6,317)	404,497	1,676	40,061	360,355	34,005	8,365,011
Columbia Short-Term Cash Fund, 1.648%
	54,617,720	58,046,974	(51,201,876)	61,462,818	—	(428)	6,152	1,289,439	61,462,818
Columbia Small Cap Growth Fund I, Institutional 3 Class
	188,796	14,706	(31,024)	172,478	297,187	(87,174)	609,425	—	3,706,551
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Small Cap Index Fund, Institutional 3 Class
	493,361	33,733	—	527,094	602,003	—	(49,670)	151,327	11,611,874
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	743,359	26,613	(39,455)	730,517	—	32,520	500,545	172,937	8,547,050
Total					32,138,600	12,679,614	28,693,422	13,463,332	702,756,734

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $122,746, which represents 0.02% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	81

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	28,970,055	—	—	28,970,055
Common Stocks
Communication Services	289,612	509,176	—	798,788
Consumer Discretionary	1,542,563	769,815	—	2,312,378
Consumer Staples	532,059	631,068	—	1,163,127
Energy	545,694	301,518	—	847,212
Financials	2,262,639	1,547,315	—	3,809,954
Health Care	2,140,311	807,701	—	2,948,012
Industrials	1,941,367	921,341	—	2,862,708
Information Technology	1,622,490	838,276	—	2,460,766
Materials	445,131	590,914	—	1,036,045
Real Estate	861,772	232,347	—	1,094,119
Utilities	459,603	266,509	—	726,112
Total Common Stocks	12,643,241	7,415,980	—	20,059,221
Equity Funds	510,244,917	—	—	510,244,917
Fixed Income Funds	92,636,576	—	—	92,636,576
Preferred Stocks
Utilities	12,576	—	—	12,576
Total Preferred Stocks	12,576	—	—	12,576
Money Market Funds	70,905,186	—	—	70,905,186
Total Investments in Securities	715,412,551	7,415,980	—	722,828,531
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	9,214	—	9,214
Futures Contracts	3,160,034	—	—	3,160,034
Swap Contracts	—	49,504	—	49,504
Liability
Forward Foreign Currency Exchange Contracts	—	(1,794)	—	(1,794)
Futures Contracts	(1,218,474)	—	—	(1,218,474)
Total	717,354,111	7,472,904	—	724,827,015
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Capital Allocation Portfolios | Annual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2020
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	83

Statement of Assets and Liabilities
January 31, 2020
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $9,108,159, $14,337,408, $32,085,064, respectively)	$9,674,029	$15,199,384	$33,677,288
Affiliated issuers (cost $206,861,516, $479,246,588, $1,370,332,336, respectively)	213,631,958	497,139,533	1,448,692,103
Cash	—	5,574	—
Foreign currency (cost $—, $—, $19,772, respectively)	—	—	19,771
Margin deposits on:
Futures contracts	935,654	2,880,002	10,253,383
Swap contracts	321,997	746,429	3,183,238
Unrealized appreciation on forward foreign currency exchange contracts	2,630	4,101	11,231
Receivable for:
Investments sold	119,090	506,714	752,511
Capital shares sold	336,242	455,338	1,044,662
Dividends	312,780	624,109	1,708,448
Foreign tax reclaims	16,692	26,589	16,754
Variation margin for futures contracts	142,094	323,191	860,067
Prepaid expenses	1,715	2,222	3,828
Total assets	225,494,881	517,913,186	1,500,223,284
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	6	10	2,219
Payable for:
Investments purchased	285,669	559,924	1,693,058
Capital shares purchased	490,255	1,156,196	1,687,142
Variation margin for futures contracts	119,960	639,228	3,543,707
Variation margin for swap contracts	3,888	9,014	38,441
Management services fees	738	1,528	3,378
Distribution and/or service fees	1,930	4,517	13,104
Transfer agent fees	16,371	35,024	89,428
Compensation of board members	85,840	50,815	72,740
Compensation of chief compliance officer	51	117	329
Other expenses	48,289	59,277	98,242
Total liabilities	1,052,997	2,515,650	7,241,788
Net assets applicable to outstanding capital stock	$224,441,884	$515,397,536	$1,492,981,496
Represented by
Paid in capital	215,539,161	485,308,058	1,368,980,097
Total distributable earnings (loss)	8,902,723	30,089,478	124,001,399
Total - representing net assets applicable to outstanding capital stock	$224,441,884	$515,397,536	$1,492,981,496
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Capital Allocation Portfolios | Annual Report 2020

Statement of Assets and Liabilities  (continued)
January 31, 2020
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$180,337,984	$425,705,974	$1,280,252,725
Shares outstanding	17,492,993	38,805,724	113,082,736
Net asset value per share	$10.31	$10.97	$11.32
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.82	$11.64	$12.01
Advisor Class
Net assets	$6,012,429	$5,319,471	$3,051,272
Shares outstanding	587,355	489,693	273,247
Net asset value per share	$10.24	$10.86	$11.17
Class C
Net assets	$24,949,422	$57,071,986	$153,545,290
Shares outstanding	2,435,136	5,285,109	13,691,066
Net asset value per share	$10.25	$10.80	$11.21
Institutional Class
Net assets	$9,128,298	$16,489,789	$37,111,784
Shares outstanding	885,851	1,526,459	3,282,552
Net asset value per share	$10.30	$10.80	$11.31
Institutional 2 Class
Net assets	$966,377	$3,682,582	$5,447,108
Shares outstanding	94,412	339,252	488,128
Net asset value per share	$10.24	$10.86	$11.16
Institutional 3 Class
Net assets	$2,535,446	$5,951,105	$11,042,230
Shares outstanding	248,054	556,367	988,974
Net asset value per share	$10.22	$10.70	$11.17
Class R
Net assets	$511,928	$1,176,629	$2,531,087
Shares outstanding	49,686	107,084	224,303
Net asset value per share	$10.30	$10.99	$11.28
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	85

Statement of Assets and Liabilities  (continued)
January 31, 2020
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $31,851,751, $19,203,269, respectively)	$33,133,603	$20,071,797
Affiliated issuers (cost $1,830,928,353, $645,783,444, respectively)	1,966,128,951	702,756,734
Foreign currency (cost $15,022, $16,947, respectively)	15,020	16,947
Margin deposits on:
Futures contracts	18,806,087	6,170,345
Swap contracts	6,938,252	3,625,273
Unrealized appreciation on forward foreign currency exchange contracts	7,773	9,214
Receivable for:
Investments sold	612,186	398,771
Capital shares sold	763,728	466,778
Dividends	1,739,925	379,323
Foreign tax reclaims	13,372	15,214
Variation margin for futures contracts	1,073,415	441,646
Prepaid expenses	4,717	2,527
Total assets	2,029,237,029	734,354,569
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,544	1,794
Payable for:
Investments purchased	1,454,921	375,231
Capital shares purchased	1,405,481	1,131,599
Variation margin for futures contracts	6,847,324	2,193,333
Variation margin for swap contracts	83,786	43,779
Management services fees	6,846	1,783
Distribution and/or service fees	16,121	6,439
Transfer agent fees	140,690	49,314
Compensation of board members	218,126	47,475
Compensation of chief compliance officer	446	158
Other expenses	117,477	75,011
Total liabilities	10,292,762	3,925,916
Net assets applicable to outstanding capital stock	$2,018,944,267	$730,428,653
Represented by
Paid in capital	1,809,684,150	642,637,108
Total distributable earnings (loss)	209,260,117	87,791,545
Total - representing net assets applicable to outstanding capital stock	$2,018,944,267	$730,428,653
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Capital Allocation Portfolios | Annual Report 2020

Statement of Assets and Liabilities  (continued)
January 31, 2020
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,645,912,894	$623,971,315
Shares outstanding	134,083,466	49,593,400
Net asset value per share	$12.28	$12.58
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.03	$13.35
Advisor Class
Net assets	$7,779,498	$1,610,987
Shares outstanding	627,596	131,039
Net asset value per share	$12.40	$12.29
Class C
Net assets	$148,134,499	$74,297,050
Shares outstanding	12,041,208	6,069,730
Net asset value per share	$12.30	$12.24
Institutional Class
Net assets	$107,496,732	$11,920,267
Shares outstanding	8,776,535	951,936
Net asset value per share	$12.25	$12.52
Institutional 2 Class
Net assets	$9,890,289	$5,079,111
Shares outstanding	798,622	413,354
Net asset value per share	$12.38	$12.29
Institutional 3 Class
Net assets	$13,770,724	$10,622,767
Shares outstanding	1,141,777	865,195
Net asset value per share	$12.06	$12.28
Class R
Net assets	$4,822,740	$2,927,156
Shares outstanding	393,234	234,783
Net asset value per share	$12.26	$12.47
Class V
Net assets	$81,136,891	$—
Shares outstanding	6,609,781	—
Net asset value per share	$12.28	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$13.03	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	87

Statement of Operations
Year Ended January 31, 2020
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$314,859	$488,106	$799,045
Dividends — affiliated issuers	5,698,346	13,134,348	36,770,558
Other Income	12,329	34,501	139,964
Foreign taxes withheld	(21,601)	(33,010)	(43,450)
Total income	6,003,933	13,623,945	37,666,117
Expenses:
Management services fees	262,717	537,654	1,145,529
Distribution and/or service fees
Class A	446,380	1,071,830	3,163,943
Class C	261,305	586,644	1,568,568
Class R	2,500	6,824	14,924
Transfer agent fees
Class A	166,962	362,132	971,412
Advisor Class	8,050	5,264	2,011
Class C	24,458	49,568	120,464
Institutional Class	8,072	14,144	27,348
Institutional 2 Class	560	2,756	3,347
Institutional 3 Class	533	1,161	1,954
Class R	466	1,155	2,295
Compensation of board members	29,911	26,107	42,104
Custodian fees	48,822	55,347	68,189
Printing and postage fees	28,884	53,470	139,267
Registration fees	96,058	93,510	110,429
Audit fees	20,461	20,461	22,811
Legal fees	9,514	12,289	21,200
Compensation of chief compliance officer	48	112	314
Other	11,472	15,379	27,389
Total expenses	1,427,173	2,915,807	7,453,498
Expense reduction	(20)	(80)	(100)
Total net expenses	1,427,153	2,915,727	7,453,398
Net investment income	4,576,780	10,708,218	30,212,719
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Capital Allocation Portfolios | Annual Report 2020

Statement of Operations  (continued)
Year Ended January 31, 2020
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(207,986)	$(357,317)	$(1,211,350)
Investments — affiliated issuers	1,160,523	5,931,048	22,178,861
Capital gain distributions from underlying affiliated funds	2,339,417	8,545,433	40,039,818
Foreign currency translations	3,377	5,471	17,123
Forward foreign currency exchange contracts	5,746	8,717	17,711
Futures contracts	615,971	4,297,990	19,976,880
Options purchased	(37,350)	(129,479)	(493,016)
Swap contracts	(95,038)	(307,046)	(929,769)
Net realized gain	3,784,660	17,994,817	79,596,258
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	490,076	793,927	1,483,349
Investments — affiliated issuers	9,300,030	21,006,503	56,602,010
Foreign currency translations	(1,518)	(6,689)	(6,510)
Forward foreign currency exchange contracts	5,066	7,830	16,201
Futures contracts	792,158	1,160,046	1,220,441
Swap contracts	65,084	219,214	557,587
Net change in unrealized appreciation (depreciation)	10,650,896	23,180,831	59,873,078
Net realized and unrealized gain	14,435,556	41,175,648	139,469,336
Net increase in net assets resulting from operations	$19,012,336	$51,883,866	$169,682,055
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	89

Statement of Operations  (continued)
Year Ended January 31, 2020
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$706,937	$539,892
Dividends — affiliated issuers	44,548,084	13,463,332
Other Income	274,840	79,551
Foreign taxes withheld	(30,884)	(35,724)
Total income	45,498,977	14,047,051
Expenses:
Management services fees	2,335,770	606,356
Distribution and/or service fees
Class A	4,070,104	1,532,560
Class C	1,500,128	721,415
Class R	26,043	14,616
Class V	201,326	—
Transfer agent fees
Class A	1,674,824	539,063
Advisor Class	13,788	1,619
Class C	154,426	63,424
Institutional Class	110,812	9,552
Institutional 2 Class	5,631	2,744
Institutional 3 Class	1,432	1,817
Class R	5,360	2,571
Class V	82,842	—
Compensation of board members	78,833	27,651
Custodian fees	65,790	67,159
Printing and postage fees	197,117	81,432
Registration fees	126,035	110,653
Audit fees	23,004	22,810
Legal fees	26,121	14,035
Compensation of chief compliance officer	425	151
Other	27,967	17,973
Total expenses	10,727,778	3,837,601
Expense reduction	(7,992)	(80)
Total net expenses	10,719,786	3,837,521
Net investment income	34,779,191	10,209,530
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Capital Allocation Portfolios | Annual Report 2020

Statement of Operations  (continued)
Year Ended January 31, 2020
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(1,152,989)	$(724,381)
Investments — affiliated issuers	33,822,007	12,679,614
Capital gain distributions from underlying affiliated funds	66,402,911	32,138,600
Foreign currency translations	14,737	10,855
Forward foreign currency exchange contracts	12,112	14,419
Futures contracts	45,534,835	9,892,799
Options purchased	(839,123)	(358,557)
Swap contracts	(1,198,498)	(230,110)
Net realized gain	142,595,992	53,423,239
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,615,587	784,894
Investments — affiliated issuers	75,546,076	28,693,422
Foreign currency translations	(17,625)	(8,563)
Forward foreign currency exchange contracts	11,276	13,378
Futures contracts	(3,030,511)	43,741
Swap contracts	698,894	142,471
Net change in unrealized appreciation (depreciation)	74,823,697	29,669,343
Net realized and unrealized gain	217,419,689	83,092,582
Net increase in net assets resulting from operations	$252,198,880	$93,302,112
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	91

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019
Operations
Net investment income	$4,576,780	$4,631,581	$10,708,218	$10,411,380
Net realized gain	3,784,660	1,861,918	17,994,817	14,364,236
Net change in unrealized appreciation (depreciation)	10,650,896	(10,744,631)	23,180,831	(40,840,274)
Net increase (decrease) in net assets resulting from operations	19,012,336	(4,251,132)	51,883,866	(16,064,658)
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,446,173)	(8,261,195)	(17,862,482)	(29,538,220)
Advisor Class	(258,774)	(383,044)	(297,227)	(377,451)
Class C	(592,274)	(1,130,024)	(2,012,711)	(3,950,678)
Institutional Class	(286,291)	(414,020)	(753,668)	(1,273,084)
Institutional 2 Class	(29,737)	(32,378)	(202,906)	(279,105)
Institutional 3 Class	(94,427)	(89,671)	(265,530)	(216,346)
Class R	(14,216)	(20,707)	(49,708)	(87,364)
Total distributions to shareholders	(6,721,892)	(10,331,039)	(21,444,232)	(35,722,248)
Decrease in net assets from capital stock activity	(13,057,084)	(15,880,534)	(36,379,760)	(34,244,493)
Total decrease in net assets	(766,640)	(30,462,705)	(5,940,126)	(86,031,399)
Net assets at beginning of year	225,208,524	255,671,229	521,337,662	607,369,061
Net assets at end of year	$224,441,884	$225,208,524	$515,397,536	$521,337,662
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Capital Allocation Portfolios | Annual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019
Operations
Net investment income	$30,212,719	$28,678,571	$34,779,191	$32,735,108
Net realized gain	79,596,258	50,200,317	142,595,992	107,671,001
Net change in unrealized appreciation (depreciation)	59,873,078	(147,683,696)	74,823,697	(265,536,500)
Net increase (decrease) in net assets resulting from operations	169,682,055	(68,804,808)	252,198,880	(125,130,391)
Distributions to shareholders
Net investment income and net realized gains
Class A	(74,840,167)	(89,117,711)	(118,914,773)	(144,693,187)
Advisor Class	(191,637)	(94,726)	(889,289)	(1,309,324)
Class C	(8,050,971)	(10,693,917)	(9,716,011)	(13,511,746)
Institutional Class	(2,226,696)	(2,949,952)	(8,062,453)	(10,786,404)
Institutional 2 Class	(327,946)	(324,102)	(738,812)	(771,015)
Institutional 3 Class	(617,731)	(555,591)	(1,039,197)	(1,751,958)
Class R	(155,842)	(212,103)	(351,556)	(399,660)
Class V	—	—	(5,892,134)	(7,290,987)
Total distributions to shareholders	(86,410,990)	(103,948,102)	(145,604,225)	(180,514,281)
Decrease in net assets from capital stock activity	(54,422,634)	(16,356,493)	(70,159,753)	(29,544,063)
Total increase (decrease) in net assets	28,848,431	(189,109,403)	36,434,902	(335,188,735)
Net assets at beginning of year	1,464,133,065	1,653,242,468	1,982,509,365	2,317,698,100
Net assets at end of year	$1,492,981,496	$1,464,133,065	$2,018,944,267	$1,982,509,365
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	93

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2020	Year Ended January 31, 2019
Operations
Net investment income	$10,209,530	$8,994,122
Net realized gain	53,423,239	47,097,163
Net change in unrealized appreciation (depreciation)	29,669,343	(110,763,205)
Net increase (decrease) in net assets resulting from operations	93,302,112	(54,671,920)
Distributions to shareholders
Net investment income and net realized gains
Class A	(46,221,383)	(56,249,800)
Advisor Class	(136,034)	(149,902)
Class C	(5,078,937)	(6,569,773)
Institutional Class	(867,085)	(1,505,982)
Institutional 2 Class	(375,237)	(299,479)
Institutional 3 Class	(815,179)	(702,519)
Class R	(214,374)	(237,487)
Total distributions to shareholders	(53,708,229)	(65,714,942)
Increase (decrease) in net assets from capital stock activity	(5,645,135)	25,804,766
Total increase (decrease) in net assets	33,948,748	(94,582,096)
Net assets at beginning of year	696,479,905	791,062,001
Net assets at end of year	$730,428,653	$696,479,905
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Capital Allocation Portfolios | Annual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2020		January 31, 2019		January 31, 2020		January 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,814,947	18,387,449	1,969,256	19,700,851	3,381,584	36,343,555	3,983,309	43,154,491
Distributions reinvested	512,163	5,187,891	805,147	7,855,218	1,536,844	16,562,580	2,635,117	27,266,934
Redemptions	(3,025,448)	(30,572,456)	(3,710,672)	(36,975,160)	(7,413,128)	(79,752,841)	(8,070,396)	(87,125,279)
Net decrease	(698,338)	(6,997,116)	(936,269)	(9,419,091)	(2,494,700)	(26,846,706)	(1,451,970)	(16,703,854)
Advisor Class
Subscriptions	412,673	4,122,463	540,153	5,403,612	220,957	2,338,631	243,425	2,642,501
Distributions reinvested	16,848	169,495	21,054	204,051	21,669	231,265	33,420	343,736
Redemptions	(707,849)	(7,151,977)	(283,621)	(2,819,520)	(234,994)	(2,540,093)	(201,937)	(2,178,627)
Net increase (decrease)	(278,328)	(2,860,019)	277,586	2,788,143	7,632	29,803	74,908	807,610
Class C
Subscriptions	379,130	3,812,696	426,852	4,222,140	660,220	6,981,468	1,204,927	12,638,220
Distributions reinvested	56,981	574,910	113,057	1,096,189	185,067	1,967,605	378,201	3,850,604
Redemptions	(870,413)	(8,726,388)	(1,428,294)	(14,263,130)	(1,544,833)	(16,317,840)	(2,927,297)	(31,245,355)
Net decrease	(434,302)	(4,338,782)	(888,385)	(8,944,801)	(699,546)	(7,368,767)	(1,344,169)	(14,756,531)
Institutional Class
Subscriptions	434,843	4,400,453	367,094	3,645,442	1,018,160	10,794,860	854,018	9,088,685
Distributions reinvested	22,122	223,969	33,224	324,410	58,475	620,435	100,869	1,027,804
Redemptions	(410,348)	(4,148,104)	(482,748)	(4,793,120)	(1,229,677)	(13,031,711)	(1,841,270)	(19,880,711)
Net increase (decrease)	46,617	476,318	(82,430)	(823,268)	(153,042)	(1,616,416)	(886,383)	(9,764,222)
Institutional 2 Class
Subscriptions	55,957	561,649	30,996	310,939	97,162	1,031,298	204,983	2,218,158
Distributions reinvested	2,947	29,657	3,328	32,265	18,965	202,229	27,310	278,941
Redemptions	(30,691)	(306,661)	(23,551)	(229,256)	(143,697)	(1,546,972)	(101,049)	(1,052,849)
Net increase (decrease)	28,213	284,645	10,773	113,948	(27,570)	(313,445)	131,244	1,444,250
Institutional 3 Class
Subscriptions	131,302	1,305,060	85,632	852,028	76,690	806,856	554,580	5,925,134
Distributions reinvested	9,392	94,346	9,268	89,558	25,256	265,389	22,100	216,180
Redemptions	(105,465)	(1,059,252)	(16,589)	(165,008)	(94,961)	(999,521)	(99,270)	(1,059,132)
Net increase	35,229	340,154	78,311	776,578	6,985	72,724	477,410	5,082,182
Class K
Subscriptions	—	—	6	61	—	—	—	—
Redemptions	—	—	(10,643)	(107,736)	—	—	(236)	(2,605)
Net decrease	—	—	(10,637)	(107,675)	—	—	(236)	(2,605)
Class R
Subscriptions	18,822	188,188	20,656	208,934	26,241	281,131	51,985	565,419
Distributions reinvested	1,311	13,293	1,753	17,113	4,337	46,822	7,136	73,586
Redemptions	(16,247)	(163,765)	(48,664)	(490,415)	(61,484)	(664,906)	(89,968)	(990,328)
Net increase (decrease)	3,886	37,716	(26,255)	(264,368)	(30,906)	(336,953)	(30,847)	(351,323)
Total net decrease	(1,297,023)	(13,057,084)	(1,577,306)	(15,880,534)	(3,391,147)	(36,379,760)	(3,030,043)	(34,244,493)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	95

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2020		January 31, 2019		January 31, 2020		January 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,770,857	86,848,307	11,750,122	133,498,609	6,591,990	80,203,469	11,248,709	140,329,336
Distributions reinvested	6,609,194	73,935,602	8,266,442	88,209,837	8,547,119	103,892,937	10,871,035	125,984,632
Redemptions	(17,881,498)	(199,499,927)	(19,373,912)	(217,676,712)	(18,822,491)	(228,495,471)	(19,684,913)	(245,279,306)
Net increase (decrease)	(3,501,447)	(38,716,018)	642,652	4,031,734	(3,683,382)	(44,399,065)	2,434,831	21,034,662
Advisor Class
Subscriptions	267,614	2,936,595	52,528	600,385	383,803	4,678,944	733,335	9,261,358
Distributions reinvested	15,788	174,260	8,992	94,557	38,486	472,004	50,910	595,896
Redemptions	(124,889)	(1,379,683)	(33,017)	(358,028)	(1,039,202)	(12,762,541)	(363,849)	(4,505,924)
Net increase (decrease)	158,513	1,731,172	28,503	336,914	(616,913)	(7,611,593)	420,396	5,351,330
Class C
Subscriptions	1,712,804	18,924,475	2,898,350	32,490,522	1,406,398	17,131,647	2,305,893	29,040,559
Distributions reinvested	718,929	7,980,580	1,005,685	10,629,670	770,798	9,406,558	1,117,567	13,001,345
Redemptions	(3,840,091)	(42,446,094)	(6,255,831)	(70,409,206)	(3,113,177)	(37,908,324)	(6,367,714)	(80,784,645)
Net decrease	(1,408,358)	(15,541,039)	(2,351,796)	(27,289,014)	(935,981)	(11,370,119)	(2,944,254)	(38,742,741)
Institutional Class
Subscriptions	2,086,219	23,258,059	3,295,275	37,169,963	2,171,768	26,265,451	2,877,774	35,814,422
Distributions reinvested	177,260	1,979,087	231,307	2,458,864	545,863	6,619,591	699,076	8,076,612
Redemptions	(2,538,686)	(28,146,212)	(3,299,175)	(36,642,064)	(3,278,526)	(39,619,244)	(4,389,684)	(54,421,368)
Net increase (decrease)	(275,207)	(2,909,066)	227,407	2,986,763	(560,895)	(6,734,202)	(812,834)	(10,530,334)
Institutional 2 Class
Subscriptions	148,047	1,625,895	177,082	1,927,393	267,805	3,261,250	178,285	2,277,859
Distributions reinvested	29,718	327,798	30,693	323,769	60,212	738,640	65,869	770,808
Redemptions	(120,972)	(1,336,117)	(394,922)	(4,459,124)	(207,536)	(2,558,894)	(218,971)	(2,695,107)
Net increase (decrease)	56,793	617,576	(187,147)	(2,207,962)	120,481	1,440,996	25,183	353,560
Institutional 3 Class
Subscriptions	262,753	2,916,365	621,696	6,924,013	223,153	2,669,957	433,207	5,348,203
Distributions reinvested	55,986	617,582	53,346	555,420	56,612	676,438	45,306	514,771
Redemptions	(212,027)	(2,335,413)	(209,358)	(2,276,268)	(137,360)	(1,639,628)	(1,041,109)	(12,373,242)
Net increase (decrease)	106,712	1,198,534	465,684	5,203,165	142,405	1,706,767	(562,596)	(6,510,268)
Class K
Subscriptions	—	—	122	1,415	—	—	—	—
Redemptions	—	—	(11,636)	(137,079)	—	—	(199)	(2,633)
Net decrease	—	—	(11,514)	(135,664)	—	—	(199)	(2,633)
Class R
Subscriptions	44,258	489,001	86,681	992,081	62,261	752,519	106,046	1,323,685
Distributions reinvested	13,715	152,901	16,107	170,998	28,601	347,366	32,648	375,524
Redemptions	(129,471)	(1,445,695)	(40,127)	(445,508)	(123,805)	(1,514,271)	(69,672)	(877,430)
Net increase (decrease)	(71,498)	(803,793)	62,661	717,571	(32,943)	(414,386)	69,022	821,779
Class V
Subscriptions	—	—	—	—	24,762	301,127	38,987	472,633
Distributions reinvested	—	—	—	—	404,112	4,912,497	519,085	6,019,954
Redemptions	—	—	—	—	(658,385)	(7,991,775)	(629,306)	(7,812,005)
Net decrease	—	—	—	—	(229,511)	(2,778,151)	(71,234)	(1,319,418)
Total net decrease	(4,934,492)	(54,422,634)	(1,123,550)	(16,356,493)	(5,796,739)	(70,159,753)	(1,441,685)	(29,544,063)
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Capital Allocation Portfolios | Annual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Year Ended		Year Ended
	January 31, 2020		January 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,021,609	37,621,161	4,630,370	60,253,380
Distributions reinvested	3,682,467	45,842,524	4,760,807	55,785,726
Redemptions	(7,476,908)	(92,951,138)	(6,602,201)	(85,151,573)
Net increase (decrease)	(772,832)	(9,487,453)	2,788,976	30,887,533
Advisor Class
Subscriptions	33,592	409,507	93,054	1,142,139
Distributions reinvested	10,768	130,771	13,105	149,457
Redemptions	(82,140)	(987,863)	(57,535)	(735,347)
Net increase (decrease)	(37,780)	(447,585)	48,624	556,249
Class C
Subscriptions	895,538	10,838,392	1,515,936	19,324,228
Distributions reinvested	417,636	5,052,464	565,785	6,533,861
Redemptions	(1,321,941)	(15,986,874)	(2,447,052)	(31,204,277)
Net decrease	(8,767)	(96,018)	(365,331)	(5,346,188)
Institutional Class
Subscriptions	1,031,205	12,782,549	1,000,934	12,950,040
Distributions reinvested	66,691	827,351	118,482	1,417,684
Redemptions	(1,022,643)	(12,639,925)	(1,721,146)	(21,768,162)
Net increase (decrease)	75,253	969,975	(601,730)	(7,400,438)
Institutional 2 Class
Subscriptions	219,986	2,684,611	120,461	1,558,606
Distributions reinvested	30,769	375,042	26,039	299,240
Redemptions	(93,328)	(1,139,963)	(81,709)	(1,017,610)
Net increase	157,427	1,919,690	64,791	840,236
Institutional 3 Class
Subscriptions	211,297	2,577,035	498,407	6,231,360
Distributions reinvested	66,969	814,984	61,551	702,279
Redemptions	(158,469)	(1,923,612)	(83,936)	(1,062,873)
Net increase	119,797	1,468,407	476,022	5,870,766
Class K
Subscriptions	—	—	30	408
Redemptions	—	—	(7,175)	(99,818)
Net decrease	—	—	(7,145)	(99,410)
Class R
Subscriptions	27,956	343,652	55,857	703,425
Distributions reinvested	16,939	208,823	18,975	219,809
Redemptions	(43,238)	(524,626)	(32,686)	(427,216)
Net increase	1,657	27,849	42,146	496,018
Total net increase (decrease)	(465,245)	(5,645,135)	2,446,353	25,804,766
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	97

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Year Ended 1/31/2017	$9.45	0.15	0.48	0.63	(0.15)	(0.09)	(0.24)
Year Ended 1/31/2016	$10.10	0.18	(0.46)	(0.28)	(0.19)	(0.18)	(0.37)
Advisor Class
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.17	0.48	0.65	(0.17)	(0.09)	(0.26)
Year Ended 1/31/2016	$10.04	0.20	(0.45)	(0.25)	(0.22)	(0.18)	(0.40)
Class C
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2017	$9.40	0.07	0.47	0.54	(0.07)	(0.09)	(0.16)
Year Ended 1/31/2016	$10.05	0.11	(0.46)	(0.35)	(0.12)	(0.18)	(0.30)
Institutional Class
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.45	0.18	0.47	0.65	(0.17)	(0.09)	(0.26)
Year Ended 1/31/2016	$10.10	0.21	(0.46)	(0.25)	(0.22)	(0.18)	(0.40)
Institutional 2 Class
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)
Year Ended 1/31/2016	$10.05	0.25	(0.50)	(0.25)	(0.23)	(0.18)	(0.41)
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57%(c)	2.09%	13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Year Ended 1/31/2018	$10.38	7.90%	0.56%	0.56%	1.72%	12%	$198,471
Year Ended 1/31/2017	$9.84	6.67%	0.55%	0.55%	1.51%	24%	$213,725
Year Ended 1/31/2016	$9.45	(2.81%)	0.52%	0.52%(c)	1.83%	24%	$216,423
Advisor Class
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32%(c)	2.31%	13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Year Ended 1/31/2018	$10.31	8.11%	0.30%	0.30%	2.13%	12%	$6,063
Year Ended 1/31/2017	$9.78	6.98%	0.31%	0.31%	1.76%	24%	$903
Year Ended 1/31/2016	$9.39	(2.57%)	0.27%	0.27%(c)	2.06%	24%	$145
Class C
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32%(c)	1.34%	13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Year Ended 1/31/2018	$10.32	7.14%	1.31%	1.31%	0.97%	12%	$38,765
Year Ended 1/31/2017	$9.78	5.80%	1.30%	1.30%	0.76%	24%	$42,286
Year Ended 1/31/2016	$9.40	(3.56%)	1.27%	1.27%(c)	1.08%	24%	$43,719
Institutional Class
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32%(c)	2.34%	13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Year Ended 1/31/2018	$10.37	8.06%	0.31%	0.31%	2.03%	12%	$9,559
Year Ended 1/31/2017	$9.84	6.94%	0.30%	0.30%	1.79%	24%	$3,974
Year Ended 1/31/2016	$9.45	(2.56%)	0.27%	0.27%(c)	2.09%	24%	$3,046
Institutional 2 Class
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
Year Ended 1/31/2018	$10.31	8.15%	0.28%	0.28%	2.02%	12%	$571
Year Ended 1/31/2017	$9.78	7.05%	0.24%	0.24%	1.84%	24%	$417
Year Ended 1/31/2016	$9.39	(2.60%)	0.21%	0.21%	2.66%	24%	$322
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	99

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.47	0.65	(0.18)	(0.09)	(0.27)
Year Ended 1/31/2016	$10.04	0.20	(0.43)	(0.23)	(0.24)	(0.18)	(0.42)
Class R
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)
Year Ended 1/31/2017	$9.45	0.12	0.48	0.60	(0.12)	(0.09)	(0.21)
Year Ended 1/31/2016	$10.10	0.17	(0.47)	(0.30)	(0.17)	(0.18)	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Year Ended 1/31/2018	$10.30	8.22%	0.23%	0.23%	2.27%	12%	$1,385
Year Ended 1/31/2017	$9.77	6.99%	0.20%	0.20%	1.86%	24%	$595
Year Ended 1/31/2016	$9.39	(2.37%)	0.15%	0.15%	2.13%	24%	$166
Class R
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82%(c)	1.92%	13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
Year Ended 1/31/2018	$10.37	7.53%	0.81%	0.81%	1.54%	12%	$747
Year Ended 1/31/2017	$9.84	6.41%	0.80%	0.80%	1.19%	24%	$355
Year Ended 1/31/2016	$9.45	(3.05%)	0.77%	0.77%(c)	1.72%	24%	$490
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	101

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2018	$10.62	0.19	1.04	1.23	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2017	$10.14	0.17	0.68	0.85	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2016	$10.98	0.20	(0.49)	(0.29)	(0.22)	(0.33)	(0.55)
Advisor Class
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.53	0.23	1.02	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.06	0.24	0.62	0.86	(0.18)	(0.21)	(0.39)
Year Ended 1/31/2016	$10.89	0.23	(0.48)	(0.25)	(0.25)	(0.33)	(0.58)
Class C
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Year Ended 1/31/2018	$10.47	0.10	1.03	1.13	(0.16)	(0.23)	(0.39)
Year Ended 1/31/2017	$10.00	0.09	0.67	0.76	(0.08)	(0.21)	(0.29)
Year Ended 1/31/2016	$10.84	0.12	(0.49)	(0.37)	(0.14)	(0.33)	(0.47)
Institutional Class
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.48	0.22	1.02	1.24	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.01	0.19	0.67	0.86	(0.18)	(0.21)	(0.39)
Year Ended 1/31/2016	$10.85	0.23	(0.49)	(0.26)	(0.25)	(0.33)	(0.58)
Institutional 2 Class
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.52	0.22	1.03	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.05	0.20	0.67	0.87	(0.19)	(0.21)	(0.40)
Year Ended 1/31/2016	$10.89	0.30	(0.55)	(0.25)	(0.26)	(0.33)	(0.59)
Institutional 3 Class
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.40	0.23	1.01	1.24	(0.28)	(0.23)	(0.51)
Year Ended 1/31/2017	$9.94	0.19	0.67	0.86	(0.19)	(0.21)	(0.40)
Year Ended 1/31/2016	$10.77	0.26	(0.50)	(0.24)	(0.26)	(0.33)	(0.59)
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49%(c)	2.12%	9%	$425,706
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48%(c)	1.96%	21%	$427,506
Year Ended 1/31/2018	$11.38	11.79%	0.48%	0.48%(c)	1.71%	9%	$486,408
Year Ended 1/31/2017	$10.62	8.47%	0.49%	0.49%(c)	1.57%	18%	$494,948
Year Ended 1/31/2016	$10.14	(2.78%)	0.48%	0.48%(c)	1.86%	21%	$495,849
Advisor Class
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24%(c)	2.42%	9%	$5,319
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23%(c)	2.17%	21%	$4,943
Year Ended 1/31/2018	$11.28	12.07%	0.23%	0.23%(c)	2.09%	9%	$4,592
Year Ended 1/31/2017	$10.53	8.71%	0.24%	0.24%(c)	2.28%	18%	$2,705
Year Ended 1/31/2016	$10.06	(2.46%)	0.23%	0.23%(c)	2.15%	21%	$1,082
Class C
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24%(c)	1.36%	9%	$57,072
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23%(c)	1.14%	21%	$61,019
Year Ended 1/31/2018	$11.21	10.92%	1.23%	1.23%(c)	0.95%	9%	$82,192
Year Ended 1/31/2017	$10.47	7.67%	1.24%	1.24%(c)	0.83%	18%	$87,493
Year Ended 1/31/2016	$10.00	(3.56%)	1.23%	1.23%(c)	1.12%	21%	$85,097
Institutional Class
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24%(c)	2.38%	9%	$16,490
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23%(c)	2.10%	21%	$17,131
Year Ended 1/31/2018	$11.22	12.03%	0.23%	0.23%(c)	2.00%	9%	$28,796
Year Ended 1/31/2017	$10.48	8.75%	0.24%	0.24%(c)	1.78%	18%	$20,476
Year Ended 1/31/2016	$10.01	(2.56%)	0.23%	0.23%(c)	2.11%	21%	$24,108
Institutional 2 Class
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
Year Ended 1/31/2018	$11.27	12.12%	0.21%	0.21%	2.01%	9%	$2,655
Year Ended 1/31/2017	$10.52	8.78%	0.18%	0.18%	1.93%	18%	$2,084
Year Ended 1/31/2016	$10.05	(2.48%)	0.16%	0.16%	2.89%	21%	$686
Institutional 3 Class
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Year Ended 1/31/2018	$11.13	12.12%	0.16%	0.16%	2.15%	9%	$801
Year Ended 1/31/2017	$10.40	8.84%	0.13%	0.13%	1.83%	18%	$409
Year Ended 1/31/2016	$9.94	(2.38%)	0.12%	0.12%	2.48%	21%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	103

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)
Year Ended 1/31/2018	$10.63	0.15	1.05	1.20	(0.21)	(0.23)	(0.44)
Year Ended 1/31/2017	$10.16	0.14	0.67	0.81	(0.13)	(0.21)	(0.34)
Year Ended 1/31/2016	$10.99	0.21	(0.52)	(0.31)	(0.19)	(0.33)	(0.52)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74%(c)	1.80%	9%	$1,177
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73%(c)	1.71%	21%	$1,431
Year Ended 1/31/2018	$11.39	11.50%	0.73%	0.73%(c)	1.40%	9%	$1,924
Year Ended 1/31/2017	$10.63	8.09%	0.73%	0.73%(c)	1.30%	18%	$2,549
Year Ended 1/31/2016	$10.16	(2.93%)	0.73%	0.73%(c)	1.92%	21%	$5,007
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	105

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2017	$10.34	0.18	0.95	1.13	(0.21)	(0.27)	(0.48)
Year Ended 1/31/2016	$11.50	0.19	(0.49)	(0.30)	(0.22)	(0.64)	(0.86)
Advisor Class
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.24	0.21	0.93	1.14	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.39	0.28	(0.54)	(0.26)	(0.25)	(0.64)	(0.89)
Class C
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Year Ended 1/31/2017	$10.27	0.10	0.94	1.04	(0.13)	(0.27)	(0.40)
Year Ended 1/31/2016	$11.41	0.11	(0.47)	(0.36)	(0.14)	(0.64)	(0.78)
Institutional Class
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.33	0.22	0.94	1.16	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.49	0.22	(0.49)	(0.27)	(0.25)	(0.64)	(0.89)
Institutional 2 Class
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.21	0.94	1.15	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.39	0.51	(0.77)	(0.26)	(0.26)	(0.64)	(0.90)
Institutional 3 Class
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.23	0.93	1.16	(0.25)	(0.27)	(0.52)
Year Ended 1/31/2016	$11.38	0.16	(0.40)	(0.24)	(0.27)	(0.64)	(0.91)
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43%(c)	2.11%	10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43%(c)	1.94%	20%	$1,247,694
Year Ended 1/31/2018	$11.99	16.39%	0.44%	0.44%(c)	1.68%	9%	$1,389,747
Year Ended 1/31/2017	$10.99	11.19%	0.44%	0.44%(c)	1.64%	10%	$1,309,998
Year Ended 1/31/2016	$10.34	(2.89%)	0.46%	0.46%(c)	1.68%	17%	$1,295,482
Advisor Class
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18%(c)	2.50%	10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18%(c)	2.28%	20%	$1,212
Year Ended 1/31/2018	$11.85	16.68%	0.18%	0.18%(c)	2.60%	9%	$1,021
Year Ended 1/31/2017	$10.87	11.39%	0.19%	0.19%(c)	1.98%	10%	$355
Year Ended 1/31/2016	$10.24	(2.58%)	0.21%	0.21%(c)	2.61%	17%	$202
Class C
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18%(c)	1.35%	10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18%(c)	1.15%	20%	$160,172
Year Ended 1/31/2018	$11.89	15.46%	1.19%	1.19%(c)	0.95%	9%	$207,421
Year Ended 1/31/2017	$10.91	10.34%	1.19%	1.19%(c)	0.90%	10%	$186,170
Year Ended 1/31/2016	$10.27	(3.48%)	1.21%	1.21%(c)	0.95%	17%	$178,548
Institutional Class
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18%(c)	2.37%	10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18%(c)	2.19%	20%	$38,025
Year Ended 1/31/2018	$11.97	16.60%	0.19%	0.19%(c)	2.09%	9%	$39,872
Year Ended 1/31/2017	$10.98	11.48%	0.19%	0.19%(c)	2.02%	10%	$4,598
Year Ended 1/31/2016	$10.33	(2.65%)	0.21%	0.21%(c)	1.92%	17%	$2,443
Institutional 2 Class
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Year Ended 1/31/2018	$11.84	16.62%	0.16%	0.16%	1.95%	9%	$7,323
Year Ended 1/31/2017	$10.87	11.55%	0.14%	0.14%	1.94%	10%	$5,521
Year Ended 1/31/2016	$10.23	(2.61%)	0.15%	0.15%	4.80%	17%	$3,803
Institutional 3 Class
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
Year Ended 1/31/2018	$11.84	16.68%	0.12%	0.12%	2.11%	9%	$4,933
Year Ended 1/31/2017	$10.87	11.61%	0.09%	0.09%	2.15%	10%	$3,459
Year Ended 1/31/2016	$10.23	(2.42%)	0.09%	0.09%	1.59%	17%	$368
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	107

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)
Year Ended 1/31/2017	$10.32	0.16	0.93	1.09	(0.18)	(0.27)	(0.45)
Year Ended 1/31/2016	$11.47	0.16	(0.47)	(0.31)	(0.20)	(0.64)	(0.84)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68%(c)	1.79%	10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68%(c)	1.72%	20%	$3,156
Year Ended 1/31/2018	$11.95	16.05%	0.69%	0.69%(c)	1.46%	9%	$2,786
Year Ended 1/31/2017	$10.96	10.84%	0.69%	0.69%(c)	1.48%	10%	$2,282
Year Ended 1/31/2016	$10.32	(3.06%)	0.71%	0.71%(c)	1.37%	17%	$1,342
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	109

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Year Ended 1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)	(0.93)
Advisor Class
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.23	0.19	1.30	1.49	(0.18)	(0.44)	(0.62)
Year Ended 1/31/2016	$12.54	0.21	(0.56)	(0.35)	(0.25)	(0.71)	(0.96)
Class C
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Year Ended 1/31/2017	$11.21	0.07	1.29	1.36	(0.09)	(0.44)	(0.53)
Year Ended 1/31/2016	$12.51	0.09	(0.55)	(0.46)	(0.13)	(0.71)	(0.84)
Institutional Class
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.13	0.18	1.29	1.47	(0.18)	(0.44)	(0.62)
Year Ended 1/31/2016	$12.44	0.21	(0.56)	(0.35)	(0.25)	(0.71)	(0.96)
Institutional 2 Class
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.23	0.20	1.30	1.50	(0.20)	(0.44)	(0.64)
Year Ended 1/31/2016	$12.53	0.38	(0.71)	(0.33)	(0.26)	(0.71)	(0.97)
Institutional 3 Class
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.01	0.21	1.26	1.47	(0.20)	(0.44)	(0.64)
Year Ended 1/31/2016	$12.31	0.13	(0.45)	(0.32)	(0.27)	(0.71)	(0.98)
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(c)	1.77%	10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(c)	1.59%	18%	$1,603,992
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(c)	1.35%	9%	$1,826,698
Year Ended 1/31/2017	$12.00	13.24%	0.47%(d)	0.47%(c),(d)	1.30%	9%	$1,671,442
Year Ended 1/31/2016	$11.15	(3.42%)	0.52%	0.52%(c)	1.42%	16%	$1,646,276
Advisor Class
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25%(c)	1.80%	10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24%(c)	1.90%	18%	$14,622
Year Ended 1/31/2018	$13.61	21.09%	0.24%	0.24%(c)	1.86%	9%	$11,216
Year Ended 1/31/2017	$12.10	13.61%	0.22%(d)	0.22%(c),(d)	1.62%	9%	$2,128
Year Ended 1/31/2016	$11.23	(3.23%)	0.27%	0.27%(c)	1.72%	16%	$1,119
Class C
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25%(c)	1.01%	10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24%(c)	0.77%	18%	$151,414
Year Ended 1/31/2018	$13.52	19.91%	1.24%	1.24%(c)	0.59%	9%	$215,268
Year Ended 1/31/2017	$12.04	12.36%	1.22%(d)	1.22%(c),(d)	0.55%	9%	$216,271
Year Ended 1/31/2016	$11.21	(4.08%)	1.27%	1.27%(c)	0.69%	16%	$206,181
Institutional Class
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25%(c)	2.01%	10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24%(c)	1.83%	18%	$108,487
Year Ended 1/31/2018	$13.47	21.13%	0.24%	0.24%(c)	1.59%	9%	$136,761
Year Ended 1/31/2017	$11.98	13.55%	0.22%(d)	0.22%(c),(d)	1.55%	9%	$119,833
Year Ended 1/31/2016	$11.13	(3.26%)	0.27%	0.27%(c)	1.67%	16%	$113,846
Institutional 2 Class
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Year Ended 1/31/2018	$13.60	21.18%	0.19%	0.19%	1.80%	9%	$8,881
Year Ended 1/31/2017	$12.09	13.63%	0.13%(d)	0.13%(d)	1.68%	9%	$5,706
Year Ended 1/31/2016	$11.23	(3.05%)	0.17%	0.17%	3.15%	16%	$3,537
Institutional 3 Class
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
Year Ended 1/31/2018	$13.30	21.26%	0.14%	0.14%	2.47%	9%	$20,776
Year Ended 1/31/2017	$11.84	13.68%	0.07%(d)	0.07%(d)	1.81%	9%	$1,128
Year Ended 1/31/2016	$11.01	(3.09%)	0.12%	0.12%	1.16%	16%	$379
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	111

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2017	$11.14	0.13	1.29	1.42	(0.13)	(0.44)	(0.57)
Year Ended 1/31/2016	$12.44	0.14	(0.54)	(0.40)	(0.19)	(0.71)	(0.90)
Class V
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Year Ended 1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)	(0.93)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
01/31/2017	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%	0.04%	0.04%
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75%(c)	1.46%	10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74%(c)	1.37%	18%	$4,957
Year Ended 1/31/2018	$13.48	20.51%	0.74%	0.74%(c)	1.14%	9%	$4,816
Year Ended 1/31/2017	$11.99	12.97%	0.72%(d)	0.72%(c),(d)	1.10%	9%	$3,743
Year Ended 1/31/2016	$11.14	(3.67%)	0.77%	0.77%(c)	1.11%	16%	$3,556
Class V
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(c)	1.78%	10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(c)	1.58%	18%	$79,629
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(c)	1.35%	9%	$93,279
Year Ended 1/31/2017	$12.00	13.24%	0.47%(d)	0.47%(c),(d)	1.30%	9%	$86,404
Year Ended 1/31/2016	$11.15	(3.42%)	0.52%	0.52%(c)	1.42%	16%	$85,135
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	113

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Year Ended 1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)	(0.59)
Year Ended 1/31/2016	$12.54	0.15	(0.57)	(0.42)	(0.19)	(0.85)	(1.04)
Advisor Class
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.34	0.24	(0.61)	(0.37)	(0.23)	(0.85)	(1.08)
Class C
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Year Ended 1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)	(0.51)
Year Ended 1/31/2016	$12.32	0.06	(0.55)	(0.49)	(0.11)	(0.85)	(0.96)
Institutional Class
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.49	0.19	(0.58)	(0.39)	(0.22)	(0.85)	(1.07)
Institutional 2 Class
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)	(0.62)
Year Ended 1/31/2016	$12.33	0.31	(0.68)	(0.37)	(0.23)	(0.85)	(1.08)
Institutional 3 Class
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)	(0.63)
Year Ended 1/31/2016	$12.32	0.08	(0.44)	(0.36)	(0.24)	(0.85)	(1.09)
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47%(c)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47%(c)	1.30%	20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49%(c)	1.08%	13%	$670,783
Year Ended 1/31/2017	$12.11	14.95%	0.50%	0.50%(c)	1.06%	12%	$582,182
Year Ended 1/31/2016	$11.08	(3.92%)	0.51%	0.51%(c)	1.18%	12%	$549,678
Advisor Class
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22%(c)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22%(c)	1.58%	20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23%(c)	1.10%	13%	$1,662
Year Ended 1/31/2017	$11.89	15.20%	0.25%	0.25%(c)	1.27%	12%	$1,242
Year Ended 1/31/2016	$10.89	(3.65%)	0.26%	0.26%(c)	1.97%	12%	$779
Class C
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22%(c)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22%(c)	0.52%	20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24%(c)	0.34%	13%	$88,717
Year Ended 1/31/2017	$11.85	14.01%	1.25%	1.25%(c)	0.33%	12%	$75,648
Year Ended 1/31/2016	$10.87	(4.60%)	1.25%	1.25%(c)	0.46%	12%	$66,938
Institutional Class
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22%(c)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22%(c)	1.17%	20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23%(c)	1.67%	13%	$20,763
Year Ended 1/31/2017	$12.06	15.27%	0.25%	0.25%(c)	1.39%	12%	$3,329
Year Ended 1/31/2016	$11.03	(3.69%)	0.26%	0.26%(c)	1.55%	12%	$1,809
Institutional 2 Class
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%	1.44%	13%	$2,642
Year Ended 1/31/2017	$11.88	15.28%	0.18%	0.18%	1.49%	12%	$1,638
Year Ended 1/31/2016	$10.88	(3.58%)	0.18%	0.18%	2.61%	12%	$1,041
Institutional 3 Class
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%	1.40%	13%	$3,722
Year Ended 1/31/2017	$11.88	15.44%	0.13%	0.13%	1.66%	12%	$2,111
Year Ended 1/31/2016	$10.87	(3.54%)	0.15%	0.15%	0.69%	12%	$214
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	115

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)
Year Ended 1/31/2017	$11.01	0.14	1.43	1.57	(0.11)	(0.45)	(0.56)
Year Ended 1/31/2016	$12.46	0.12	(0.56)	(0.44)	(0.16)	(0.85)	(1.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
116	Columbia Capital Allocation Portfolios | Annual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72%(c)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72%(c)	1.09%	20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73%(c)	0.83%	13%	$2,671
Year Ended 1/31/2017	$12.02	14.61%	0.75%	0.75%(c)	1.22%	12%	$2,099
Year Ended 1/31/2016	$11.01	(4.09%)	0.76%	0.76%(c)	0.97%	12%	$1,029
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2020	117

Notes to Financial Statements
January 31, 2020
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
118	Columbia Capital Allocation Portfolios | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Capital Allocation Portfolios | Annual Report 2020	119

Notes to Financial Statements  (continued)
January 31, 2020
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
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Notes to Financial Statements  (continued)
January 31, 2020
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Each Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
January 31, 2020
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts to increase or decrease its credit exposure to an index increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are
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Notes to Financial Statements  (continued)
January 31, 2020
agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements  (continued)
January 31, 2020
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	11,041*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	193,165*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,630
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	666,543*
Total		873,379

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	162,105*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	6
Total		162,111

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(95,038)	(95,038)
Equity risk	—	(536,475)	(37,350)	—	(573,825)
Foreign exchange risk	5,746	—	—	—	5,746
Interest rate risk	—	1,152,446	—	—	1,152,446
Total	5,746	615,971	(37,350)	(95,038)	489,329

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	65,084	65,084
Equity risk	—	330,443	—	330,443
Foreign exchange risk	5,066	—	—	5,066
Interest rate risk	—	461,715	—	461,715
Total	5,066	792,158	65,084	862,308
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Notes to Financial Statements  (continued)
January 31, 2020
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	29,074,272
Futures contracts — short	5,445,265
Credit default swap contracts — sell protection	1,684,220

Derivative instrument	Average value ($)**
Options contracts — purchased	9,401

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,937	(1,005)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2020.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2020.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	25,595*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	767,191*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,101
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,355,490*
Total		2,152,377

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	501,414*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	10
Total		501,424

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Annual Report 2020	125

Notes to Financial Statements  (continued)
January 31, 2020
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(307,046)	(307,046)
Equity risk	—	2,459,108	(129,479)	—	2,329,629
Foreign exchange risk	8,717	—	—	—	8,717
Interest rate risk	—	1,838,882	—	—	1,838,882
Total	8,717	4,297,990	(129,479)	(307,046)	3,870,182

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	219,214	219,214
Equity risk	—	107,702	—	107,702
Foreign exchange risk	7,830	—	—	7,830
Interest rate risk	—	1,052,344	—	1,052,344
Total	7,830	1,160,046	219,214	1,387,090
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	81,877,216
Futures contracts — short	11,347,219
Credit default swap contracts — sell protection	3,904,013

Derivative instrument	Average value ($)**
Options contracts — purchased	53,387

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,987	(1,540)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2020.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2020.
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Notes to Financial Statements  (continued)
January 31, 2020
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	78,506*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,926,138*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	11,231
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,519,700*
Total		6,535,575

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,880,996*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,219
Total		1,883,215

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(929,769)	(929,769)
Equity risk	—	18,855,051	(493,016)	—	18,362,035
Foreign exchange risk	17,711	—	—	—	17,711
Interest rate risk	—	1,121,829	—	—	1,121,829
Total	17,711	19,976,880	(493,016)	(929,769)	18,571,806

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	557,587	557,587
Equity risk	—	(1,674,105)	—	(1,674,105)
Foreign exchange risk	16,201	—	—	16,201
Interest rate risk	—	2,894,546	—	2,894,546
Total	16,201	1,220,441	557,587	1,794,229
Columbia Capital Allocation Portfolios | Annual Report 2020	127

Notes to Financial Statements  (continued)
January 31, 2020
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2020:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	253,544,132*
Futures contracts — short	47,669,470*
Credit default swap contracts — buy protection	7,043,625**
Credit default swap contracts — sell protection	13,002,010*

Derivative instrument	Average value ($)**
Options contracts — purchased	124,089

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	6,193	(2,757)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2020.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2020.
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	121,280*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,188,403*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,773
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,165,306*
Total		10,482,762

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,418,822*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,544
Total		3,420,366

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
January 31, 2020
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(1,198,498)	(1,198,498)
Equity risk	—	39,304,887	(839,123)	—	38,465,764
Foreign exchange risk	12,112	—	—	—	12,112
Interest rate risk	—	6,229,948	—	—	6,229,948
Total	12,112	45,534,835	(839,123)	(1,198,498)	43,509,326

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	698,894	698,894
Equity risk	—	(5,864,352)	—	(5,864,352)
Foreign exchange risk	11,276	—	—	11,276
Interest rate risk	—	2,833,841	—	2,833,841
Total	11,276	(3,030,511)	698,894	(2,320,341)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2020:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	450,545,161*
Futures contracts — short	68,620,270*
Credit default swap contracts — buy protection	9,861,012**
Credit default swap contracts — sell protection	22,408,160*

Derivative instrument	Average value ($)**
Options contracts — purchased	211,202

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,297	(1,925)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2020.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2020.
Columbia Capital Allocation Portfolios | Annual Report 2020	129

Notes to Financial Statements  (continued)
January 31, 2020
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	49,504*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,606,039*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	9,214
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	553,995*
Total		3,218,752

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,218,474*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,794
Total		1,220,268

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(230,110)	(230,110)
Equity risk	—	9,204,098	(358,557)	—	8,845,541
Foreign exchange risk	14,419	—	—	—	14,419
Interest rate risk	—	688,701	—	—	688,701
Total	14,419	9,892,799	(358,557)	(230,110)	9,318,551

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category		Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk		—	—	142,471	142,471
Equity risk		—	(507,337)	—	(507,337)
Foreign exchange risk		13,378	—	—	13,378
Interest rate risk		—	551,078	—	551,078
Total		13,378	43,741	142,471	199,590
130	Columbia Capital Allocation Portfolios | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2020:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	116,326,820*
Futures contracts — short	31,966,924*
Credit default swap contracts — buy protection	2,520,176**
Credit default swap contracts — sell protection	10,058,160*

Derivative instrument	Average value ($)**
Options contracts — purchased	90,247

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	5,109	(2,273)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2020.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2020.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2020:
Columbia Capital Allocation Conservative Portfolio
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	2,630	-	2,630
Total assets	2,630	-	2,630
Liabilities
Centrally cleared credit default swap contracts (a)	-	3,888	3,888
Forward foreign currency exchange contracts	6	-	6
Total liabilities	6	3,888	3,894
Total financial and derivative net assets	2,624	(3,888)	(1,264)
Total collateral received (pledged) (b)	-	(3,888)	(3,888)
Net amount (c)	2,624	-	2,624

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Portfolios | Annual Report 2020	131

Notes to Financial Statements  (continued)
January 31, 2020
Columbia Capital Allocation Moderate Conservative Portfolio
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	4,101	-	4,101
Total assets	4,101	-	4,101
Liabilities
Centrally cleared credit default swap contracts (a)	-	9,014	9,014
Forward foreign currency exchange contracts	10	-	10
Total liabilities	10	9,014	9,024
Total financial and derivative net assets	4,091	(9,014)	(4,923)
Total collateral received (pledged) (b)	-	(9,014)	(9,014)
Net amount (c)	4,091	-	4,091

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Forward foreign currency exchange contracts	11,231	-	11,231
Total assets	11,231	-	11,231
Liabilities
Centrally cleared credit default swap contracts (b)	-	38,441	38,441
Forward foreign currency exchange contracts	2,219	-	2,219
Total liabilities	2,219	38,441	40,660
Total financial and derivative net assets	9,012	(38,441)	(29,429)
Total collateral received (pledged) (c)	-	(38,441)	(38,441)
Net amount (d)	9,012	-	9,012

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Forward foreign currency exchange contracts	7,773	-	7,773
Total assets	7,773	-	7,773
Liabilities
Centrally cleared credit default swap contracts (b)	-	83,786	83,786
Forward foreign currency exchange contracts	1,544	-	1,544
Total liabilities	1,544	83,786	85,330
Total financial and derivative net assets	6,229	(83,786)	(77,557)
Total collateral received (pledged) (c)	-	(83,786)	(83,786)
Net amount (d)	6,229	-	6,229

132	Columbia Capital Allocation Portfolios | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Forward foreign currency exchange contracts	9,214	-	9,214
Total assets	9,214	-	9,214
Liabilities
Centrally cleared credit default swap contracts (b)	-	43,779	43,779
Forward foreign currency exchange contracts	1,794	-	1,794
Total liabilities	1,794	43,779	45,573
Total financial and derivative net assets	7,420	(43,779)	(36,359)
Total collateral received (pledged) (c)	-	(43,779)	(43,779)
Net amount (d)	7,420	-	7,420

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Capital Allocation Portfolios | Annual Report 2020	133

Notes to Financial Statements  (continued)
January 31, 2020
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
134	Columbia Capital Allocation Portfolios | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
The effective management services fee rates, based on each Fund’s average daily net assets for the year ended January 31, 2020 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.12
Columbia Capital Allocation Moderate Conservative Portfolio	0.10
Columbia Capital Allocation Moderate Portfolio	0.08
Columbia Capital Allocation Moderate Aggressive Portfolio	0.12
Columbia Capital Allocation Aggressive Portfolio	0.08
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the year ended January 31, 2020, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Funds aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Columbia Capital Allocation Conservative Portfolio	—	1,769	(3,282)
Columbia Capital Allocation Moderate Conservative Portfolio	—	2,995	(5,543)
Columbia Capital Allocation Moderate Portfolio	—	14,704	(27,208)
Columbia Capital Allocation Moderate Aggressive Portfolio	—	16,339	(30,237)
Columbia Capital Allocation Aggressive Portfolio	—	7,216	(13,370)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Capital Allocation Portfolios | Annual Report 2020	135

Notes to Financial Statements  (continued)
January 31, 2020
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended January 31, 2020, the Funds’ effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.06	0.02	0.08	N/A
Columbia Capital Allocation Moderate Portfolio	0.08	0.08	0.08	0.08	0.07	0.02	0.08	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.10	0.10	0.10	0.10	0.06	0.01	0.10	0.10
Columbia Capital Allocation Aggressive Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	N/A
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the year ended January 31, 2020, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	20
Columbia Capital Allocation Moderate Conservative Portfolio	80
Columbia Capital Allocation Moderate Portfolio	100
Columbia Capital Allocation Moderate Aggressive Portfolio	7,992
Columbia Capital Allocation Aggressive Portfolio	80
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
136	Columbia Capital Allocation Portfolios | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	295,000
Columbia Capital Allocation Moderate Conservative Portfolio	494,000
Columbia Capital Allocation Moderate Portfolio	1,632,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,154,000
Columbia Capital Allocation Aggressive Portfolio	185,000
These amounts are based on the most recent information available as of December 31, 2019, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges (unaudited)
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2020, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	102,559	2,343	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	351,270	3,410	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	1,102,340	13,500	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00(b)	0.50 - 1.00(a)	1,366,730	10,788	4,640
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	867,983	8,007	N/A

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Capital Allocation Portfolios | Annual Report 2020	137

Notes to Financial Statements  (continued)
January 31, 2020
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense caps July 1, 2019 through May 31, 2020
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.52	0.27	1.27	0.27	0.24	0.20	0.77	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.20	0.15	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A

	Voluntary expense caps June 1, 2019 through June 30, 2019
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.50	0.25	1.25	0.25	0.24	0.19	0.75	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.21	0.16	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.50	0.25	1.25	0.25	0.24	0.18	0.75	N/A

	Contractual expense caps June 1, 2019 through May 31, 2020
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Conservative Portfolio	0.49	0.24	1.24	0.24	0.21	0.16	0.74
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.16	0.72

	Contractual expense caps prior to June 1, 2019
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.49	0.24	1.24	0.24	0.22	0.17	0.74	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.50	0.25	1.25	0.25	0.24	0.19	0.75	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.17	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.21	0.16	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.50	0.25	1.25	0.25	0.24	0.18	0.75	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
138	Columbia Capital Allocation Portfolios | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
At January 31, 2020, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, derivative investments, re-characterization of distributions for investments, foreign currency transactions, and passive foreign investment company (PFIC) holdings. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund	Undistributed net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital decrease ($)
Columbia Capital Allocation Conservative Portfolio	180,072	(180,072)	—
Columbia Capital Allocation Moderate Conservative Portfolio	392,417	(392,417)	—
Columbia Capital Allocation Moderate Portfolio	2,071,478	(2,071,478)	—
Columbia Capital Allocation Moderate Aggressive Portfolio	866,463	(866,462)	(1)
Columbia Capital Allocation Aggressive Portfolio	359,523	(359,523)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
	Year Ended January 31, 2020			Year Ended January 31, 2019
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	4,766,476	1,955,416	6,721,892	5,114,129	5,216,910	10,331,039
Columbia Capital Allocation Moderate Conservative Portfolio	11,926,091	9,518,141	21,444,232	13,307,649	22,414,599	35,722,248
Columbia Capital Allocation Moderate Portfolio	35,404,017	51,006,973	86,410,990	39,275,629	64,672,473	103,948,102
Columbia Capital Allocation Moderate Aggressive Portfolio	45,701,665	99,902,560	145,604,225	52,808,296	127,705,985	180,514,281
Columbia Capital Allocation Aggressive Portfolio	11,757,724	41,950,505	53,708,229	17,121,047	48,593,896	65,714,943
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At January 31, 2020, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	254,325	2,428,724	—	6,303,809
Columbia Capital Allocation Moderate Conservative Portfolio	1,233,530	11,185,137	—	17,719,478
Columbia Capital Allocation Moderate Portfolio	4,168,681	41,252,156	—	78,631,619
Columbia Capital Allocation Moderate Aggressive Portfolio	4,866,818	69,735,031	—	134,855,863
Columbia Capital Allocation Aggressive Portfolio	1,800,837	30,282,549	—	55,746,934
At January 31, 2020, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	217,713,446	8,150,359	(1,846,550)	6,303,809
Columbia Capital Allocation Moderate Conservative Portfolio	496,270,392	22,869,428	(5,149,950)	17,719,478
Columbia Capital Allocation Moderate Portfolio	1,408,390,132	98,147,495	(19,515,876)	78,631,619
Columbia Capital Allocation Moderate Aggressive Portfolio	1,871,469,087	162,921,246	(28,065,383)	134,855,863
Columbia Capital Allocation Aggressive Portfolio	669,080,081	70,627,165	(14,880,231)	55,746,934
Columbia Capital Allocation Portfolios | Annual Report 2020	139

Notes to Financial Statements  (continued)
January 31, 2020
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the year ended January 31, 2020, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	24,788,896	37,698,936
Columbia Capital Allocation Moderate Conservative Portfolio	39,779,519	78,200,210
Columbia Capital Allocation Moderate Portfolio	130,661,084	203,278,528
Columbia Capital Allocation Moderate Aggressive Portfolio	166,910,748	284,491,989
Columbia Capital Allocation Aggressive Portfolio	78,925,137	97,474,929
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended January 31, 2020.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the
140	Columbia Capital Allocation Portfolios | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the year ended January 31, 2020.
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The market values of securities or other investments that the Funds hold may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in the Funds. An investment in the Funds could lose money over short or even long periods.
Shareholder concentration risk
At January 31, 2020, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	77.3
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	79.0
Columbia Capital Allocation Moderate Portfolio	—	—	88.1
Columbia Capital Allocation Moderate Aggressive Portfolio	1	12.0	58.6
Columbia Capital Allocation Aggressive Portfolio	—	—	87.0
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
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Notes to Financial Statements  (continued)
January 31, 2020
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
142	Columbia Capital Allocation Portfolios | Annual Report 2020

Report of Independent Registered Public Accounting Firm
To the Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (three of the funds constituting Columbia Funds Series Trust II, hereafter collectively referred to as the "Funds") as of January 31, 2020, the related statements of operations for the year ended January 31, 2020, the statements of changes in net assets for each of the two years in the period ended January 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2020 and each of the financial highlights for each of the five years in the period ended January 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2020
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
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Report of Independent Registered Public Accounting Firm  (continued)
To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio (two of the funds constituting Columbia Funds Series Trust, hereafter collectively referred to as the "Funds") as of January 31, 2020, the related statements of operations for the year ended January 31, 2020, the statements of changes in net assets for each of the two years in the period ended January 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2020 and each of the financial highlights for each of the five years in the period ended January 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2020
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
144	Columbia Capital Allocation Portfolios | Annual Report 2020

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended January 31, 2020. Shareholders will be notified in early 2021 of the amounts for use in preparing 2020 income tax returns.
	Qualified dividend income	Dividends received deduction	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Capital Allocation Conservative Portfolio	18.83%	10.30%	$4,447,067	$42,538	$0.0020	$551,616	$0.03
Columbia Capital Allocation Moderate Conservative Portfolio	25.47%	14.30%	$17,943,048	$141,420	$0.0030	$1,816,474	$0.04
Columbia Capital Allocation Moderate Portfolio	28.49%	17.09%	$75,873,602	$472,359	$0.0036	$5,396,086	$0.04
Columbia Capital Allocation Moderate Aggressive Portfolio	35.24%	21.64%	$131,200,658	$758,046	$0.0046	$7,816,725	$0.05
Columbia Capital Allocation Aggressive Portfolio	63.44%	39.52%	$51,985,332	$354,936	$0.0061	$3,363,817	$0.06
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
Columbia Capital Allocation Portfolios | Annual Report 2020	145

TRUSTEES AND OFFICERS
Shareholders elect the Board that oversees the Funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach the mandatory retirement age established by the Board.
Independent trustees
Name, address, year of birth	Position held with the Trust and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
George S. Batejan c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1953	Trustee since 1/17	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	121	Former Chairman of the Board, NICSA (National Investment Company Services Association) (Executive Committee, Nominating Committee and Governance Committee), 2014-2016; former Director, Intech Investment Management, 2011-2016; former Board Member, Metro Denver Chamber of Commerce, 2015-2016; former Advisory Board Member, University of Colorado Business School, 2015-2018
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; specializing in arbitration and mediation; Chief Justice, Minnesota Supreme Court, 1998-2006; Associate Justice, Minnesota Supreme Court, 1996-1998; Fourth Judicial District Court Judge, Hennepin County, 1994-1996; Attorney in private practice and public service, 1984-1993; State Representative, Minnesota House of Representatives, 1979-1993, which included service on the Tax and Financial Institutions and Insurance Committees; Member and Interim Chair, Minnesota Sports Facilities Authority, January 2017-July 2017; Interim President and Chief Executive Officer, Blue Cross and Blue Shield of Minnesota (health care insurance), February-July 2018	121	Trustee, BlueCross BlueShield of Minnesota since 2009 (Chair of the Business Development Committee, 2014-2017; Chair of the Governance Committee since 2017); Chair of the Robina Foundation since August 2013; former Member and Chair of the Board, Minnesota Sports Facilities Authority, January 2017-July 2017
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, Morgan Stanley, 1982-1991	121	Trustee, New York Presbyterian Hospital Board (Executive Committee and Chair of Human Resources Committee) since 1996; Director, DR Bank (Audit Committee) since 2017; Director, Evercore Inc. (Audit Committee, Nominating and Governance Committee) since 2019
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TRUSTEES AND OFFICERS  (continued)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Trust and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1950	Trustee since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	121	Trustee, MA Taxpayers Foundation since 1997; Board of Governors, Innovation Institute, MA Technology Collaborative since 2010; Board of Directors, The MA Business Roundtable 2003-2019
Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 12/17	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	121	Trustee, Catholic Schools Foundation since 2004
Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1952	Chair of the Board since 1/20; Trustee since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Managing Director, Morgan Stanley, 1982-1989; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	121	Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012; Trustee, Carleton College (on the Investment Committee); Trustee, Carnegie Endowment for International Peace (on the Investment Committee)
Anthony M. Santomero c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1946	Trustee since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President, Federal Reserve Bank of Philadelphia, 2000- 2006; Professor of Finance, The Wharton School, University of Pennsylvania, 1972-2002	121	Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Renaissance Reinsurance Ltd. since May 2008; former Director, Citigroup Inc. and Citibank, N.A., 2009-2019; former Trustee, BofA Funds Series Trust (11 funds), 2008-2011
Minor M. Shaw c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1947	Trustee since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. (family investment business), 1998-2011	121	Director, BlueCross BlueShield of South Carolina since April 2008; Trustee, Hollingsworth Funds since 2016 (previously Board Chair from 2016-2019); Advisory Board member, Duke Energy Corp. since October 2016; Chair of the Duke Endowment; Chair of Greenville – Spartanburg Airport Commission; former Trustee, BofA Funds Series Trust (11 funds), 2003-2011; former Director, Piedmont Natural Gas, 2004-2016; former Director, National Association of Corporate Directors, Carolinas Chapter, 2013-2018
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TRUSTEES AND OFFICERS  (continued)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Trust and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
Sandra Yeager c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1964	Trustee since 12/17	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	119	Director, NAPE Education Foundation since October 2016
Interested trustee affiliated with Investment Manager*
Name, address, year of birth	Position held with the Trust and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
William F. Truscott c/o Columbia Management Investment Advisers, LLC 225 Franklin St. Boston, MA 02110 1960	Trustee since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and since 5/10 for Nations Funds	Chairman of the Board and President, Columbia Management Investment Advisers, LLC since May 2010 and February 2012, respectively; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010 - September 2012); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006 - August 2012.	192	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; former Director, Ameriprise Certificate Company, August 2006-January 2013
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
Nations Funds refer to the Funds within the Columbia Funds Complex that historically bore the Nations brand and includes series of Columbia Funds Series Trust. RiverSource Funds refer to the Funds within the Columbia Funds Complex that historically bore the RiverSource brand and includes series of Columbia Funds Series Trust II.
The Statement of Additional Information has additional information about the Funds’ Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/investor/ or contacting your financial intermediary.
148	Columbia Capital Allocation Portfolios | Annual Report 2020

TRUSTEES AND OFFICERS  (continued)
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Funds as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other officers are:
Fund officers
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	President and Principal Executive Officer (2015)	Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January 2015 (previously Vice President and Chief Counsel, January 2010 - December 2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Chief Financial Officer, Principal Financial Officer (2009), and Senior Vice President (2019)	Vice President, Head of North American Operations, and Co-Head of Global Operations, – Accounting and Tax, Columbia Management Investment Advisers, LLC, since June 2019 (previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002 (previously, Treasurer and Chief Accounting Officer, January 2009 – January 2019 and December 2015 – January 2019, respectively).
Joseph Beranek 5890 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Treasurer, Chief Accounting Officer (Principal Accounting Officer) (2019), and Principal Financial Officer (2020)	Vice President — Mutual Fund Accounting and Financial Reporting, Columbia Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President — Pricing and Corporate Actions, May 2010 - March 2017).
Paul B. Goucher 485 Lexington Avenue New York, NY 10017 Born 1968	Senior Vice President (2011) and Assistant Secretary (2008)	Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since January 2017 (previously Vice President and Lead Chief Counsel, November 2008 - January 2017 and January 2013 - January 2017, respectively); Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since March 2015 (previously Vice President and Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Senior Vice President and Chief Compliance Officer (2012)	Vice President — Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since December 2015.
Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)	Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Executive Vice President and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga 225 Franklin Street Boston, MA 02110 Born 1970	Senior Vice President (2017), Chief Legal Officer (2017), and Secretary (2015)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018 (previously Vice President and Group Counsel, August 2011 - August 2018); officer of Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman 225 Franklin Street Boston, MA 02110 Born 1962	Senior Vice President (2020)	Vice President – Head of North America Product, Columbia Management Investment Advisers, LLC (since April 2015); previously, Senior Vice President of Investment Product Management, Fidelity Financial Advisor Solutions, a division of Fidelity Investments (January 2012 – March 2015).
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
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TRUSTEES AND OFFICERS  (continued)
Fund officers  (continued)
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Lyn Kephart-Strong 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1960	Vice President (2015)	President, Columbia Management Investment Services Corp. since October 2014; Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.
150	Columbia Capital Allocation Portfolios | Annual Report 2020

Additional information
The Funds mail one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Capital Allocation Portfolios | Annual Report 2020	151

Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN124_01_K01_(03/20)

Annual Report
January 31, 2020
Columbia Global Strategic Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Global Strategic Equity Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Strategic Equity Fund  |  Annual Report 2020

Fund at a Glance
Investment objective
The Fund seeks capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2016
William Davies
Co-Portfolio Manager
Managed Fund since September 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2020)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	16.90	8.55	10.51
	Including sales charges		10.21	7.27	9.87
Advisor Class*		11/08/12	17.29	8.82	10.72
Class C	Excluding sales charges	10/15/96	16.11	7.74	9.70
	Including sales charges		15.11	7.74	9.70
Institutional Class		10/15/96	17.23	8.82	10.80
Institutional 2 Class*		11/08/12	17.29	8.90	10.79
Institutional 3 Class*		03/01/17	17.34	8.78	10.63
Class R		01/23/06	16.64	8.28	10.24
MSCI ACWI (Net)			16.04	8.51	9.15
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The Fund’s performance prior to June 2, 2015 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Strategic Equity Fund | Annual Report 2020	3

Fund at a Glance   (continued)
Performance of a hypothetical $10,000 investment (January 31, 2010 — January 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Global Strategic Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2020)
Common Stocks	9.2
Equity Funds	84.8
Exchange-Traded Equity Funds	2.0
Fixed Income Funds	3.7
Money Market Funds	0.3
Preferred Stocks	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Global Strategic Equity Fund | Annual Report 2020

Manager Discussion of Fund Performance
For the 12-month period that ended January 31, 2020, the Fund’s Class A shares returned 16.90% excluding sales charges and outperformed its benchmark, the MSCI ACWI (Net), which returned 16.04% during the same time period. We attribute the portfolio’s outperformance of the benchmark primarily to underlying fund selection overall and, to a lesser extent, asset allocation. This more than offset the modest detracting effect of style allocation as a whole.
Global equity markets enjoyed notable strength during annual period
As the annual period began in February 2019, investor optimism prevailed, as positive global economic conditions, the impact of broad U.S. corporate tax cuts, a strong U.S. labor market and moves to reduce regulations in a number of industries buoyed confidence. As the calendar year progressed, U.S. economic growth slowed from 3.1% in the first quarter of 2019 to an estimated 2.1% for 2019 overall, as manufacturing activity edged lower. European economies similarly transitioned to a slower pace of growth, struggling with rising interest rates, trade tensions and uncertainty surrounding the U.K.’s departure from the European Union. At the same time, China’s economic conditions weakened, and emerging markets came under pressure, driven by trade and tariff concerns.
Despite these global uncertainties, the U.S. stock market rose strongly in 2019, as the U.S. Federal Reserve (Fed) cut short-term interest rates three times during the second half of the calendar year and then announced at its December 2019 meeting it would hold the targeted federal funds rate at 1.50%-1.75% for the near term, judging its current monetary policy as appropriate to support economic expansion, a strong labor market and inflation approximating its 2.0% target. Central banks in major international economies followed the Fed’s lead with stimulus efforts. As we entered 2020, the novel coronavirus provided a challenge to the global equity markets, leading to a jittery January 2020, especially emerging markets equities. At the end of the annual period, it was still too early to assess the extent and ramifications of the viral outbreak.
All told, for the annual period overall, the broad global equity market, as measured by MSCI ACWI (Net), posted solid double-digit absolute gains but underperformed the broad U.S. equity market, as measured by the S&P 500 Index, which returned 21.68%. Within the U.S. equity market segment, large-cap equities outperformed small-cap equities, and growth-oriented stocks significantly outpaced value-oriented stocks across the capitalization spectrum. As measured by the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), international developed market equities and emerging market equities returned 12.10% and 3.81%, respectively. Emerging market equities were impacted to a greater degree than their developed counterparts by U.S.-China trade tensions and then, in January 2020, by the coronavirus weighing on investor sentiment.
Positioning in international and growth-oriented U.S. equities boosted relative results
Underlying fund selection overall was the primary driver of the Fund’s performance during the annual period. Most underlying funds outperformed their respective benchmarks during the annual period, attributable primarily to effective stock selection as the underlying funds are generally factor and sector neutral. From regional and style perspectives, positive contributors included international equities, both developed and emerging markets, and growth-oriented U.S. equities, both large-cap and small-cap, via positions in underlying funds. Having an underweight to emerging market international equities and out-of-benchmark exposures to growth-oriented technology equities and global infrastructure equities also added value during the annual period. Positions in Columbia Emerging Markets Fund, Columbia Select Global Equity Fund, Columbia Contrarian Europe Fund, Columbia Small Cap Growth Fund I, Columbia Select Large Cap Growth Fund, Columbia Large Cap Growth Fund, Columbia Global Technology Growth Fund and Columbia Global Infrastructure Fund especially boosted relative results.
Conversely, via underlying funds, selection in non-growth-oriented U.S. equities and global technology equities detracted from relative results. Value exposure via quantitative strategies detracted the most from a style allocation perspective. Having an overweight to developed market international equities, an underweight to U.S. equities and exposure to commodity equities, the latter of which lagged the MSCI ACWI (Net) during the annual period, also were negative factors. Positions in Columbia Disciplined Value Fund, Columbia Global Energy and Natural Resources Fund, Columbia Select Large Cap Equity Fund and Columbia Dividend Income Fund detracted from the Fund’s relative results during the annual period.
Columbia Global Strategic Equity Fund | Annual Report 2020	5

Manager Discussion of Fund Performance  (continued)
Portfolio changes were marginal
Changes within the Fund’s portfolio can be driven by active trading, by directing allocations to select market segments or by market appreciation or depreciation within a given market segment, all via investments in underlying funds. That said, during the annual period, we made no significant changes to the Fund’s asset allocation, style allocation or underlying fund positions, only marginal adjustments as market conditions shifted.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Asset allocation does not assure a profit or protect against loss. The Fund’s investment in other funds subjects it to the investment performance (positive or negative), risks and expenses of these underlying funds. ETFs may trade at a discount to NAV, are subject to tracking/correlation risk and shareholders bear additional ETF expenses. Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different financial and accounting standards. Risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investing in derivatives is a specialized activity that involves special risks, which may result in significant losses or limited gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
6	Columbia Global Strategic Equity Fund | Annual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2019 — January 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,076.70	1,022.89	2.41	2.35	0.46	6.18	6.02	1.18
Advisor Class	1,000.00	1,000.00	1,078.90	1,024.10	1.15	1.12	0.22	4.93	4.80	0.94
Class C	1,000.00	1,000.00	1,073.90	1,019.11	6.33	6.16	1.21	10.09	9.82	1.93
Institutional Class	1,000.00	1,000.00	1,078.30	1,024.15	1.10	1.07	0.21	4.87	4.74	0.93
Institutional 2 Class	1,000.00	1,000.00	1,078.80	1,024.35	0.89	0.87	0.17	4.66	4.54	0.89
Institutional 3 Class	1,000.00	1,000.00	1,079.40	1,024.60	0.63	0.61	0.12	4.40	4.29	0.84
Class R	1,000.00	1,000.00	1,076.20	1,021.63	3.72	3.62	0.71	7.48	7.29	1.43
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Global Strategic Equity Fund | Annual Report 2020	7

Portfolio of Investments
January 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 9.2%
Issuer	Shares	Value ($)
Communication Services 0.9%
Diversified Telecommunication Services 0.3%
Hellenic Telecommunications Organization SA	4,138	61,799
Nippon Telegraph & Telephone Corp.	75,800	1,932,676
Verizon Communications, Inc.	1,879	111,688
Total		2,106,163
Entertainment 0.2%
Nintendo Co., Ltd.	2,900	1,066,781
Take-Two Interactive Software, Inc.(a)	1,184	147,574
Toho Co., Ltd.	800	29,471
Total		1,243,826
Interactive Media & Services 0.2%
Alphabet, Inc., Class A(a)	339	485,712
Facebook, Inc., Class A(a)	1,688	340,824
Kakaku.com, Inc.	16,100	420,603
Total		1,247,139
Media 0.1%
Cyfrowy Polsat SA	9,406	65,930
ValueCommerce Co., Ltd.	28,700	667,817
Total		733,747
Wireless Telecommunication Services 0.1%
Advanced Info Service PCL	8,800	57,212
SoftBank Group Corp.	14,100	569,281
Total		626,493
Total Communication Services		5,957,368
Consumer Discretionary 1.3%
Auto Components 0.2%
Koito Manufacturing Co., Ltd.	8,800	381,889
Shoei Co., Ltd.	11,400	518,464
Total		900,353
Automobiles 0.4%
Fiat Chrysler Automobiles NV	5,826	75,897
Peugeot SA	5,871	120,885
Toyota Motor Corp.	35,200	2,447,375
Total		2,644,157
Common Stocks (continued)
Issuer	Shares	Value ($)
Distributors 0.0%
LKQ Corp.(a)	5,663	185,095
Hotels, Restaurants & Leisure 0.1%
Koshidaka Holdings Co., Ltd.	23,400	330,291
Starbucks Corp.	1,242	105,359
Total		435,650
Household Durables 0.4%
Sekisui House Ltd.	8,800	189,219
Sony Corp.	32,800	2,293,603
Total		2,482,822
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.(a)	15	30,131
eBay, Inc.	5,667	190,184
Total		220,315
Leisure Products 0.1%
Bandai Namco Holdings, Inc.	13,800	801,897
Multiline Retail 0.0%
Target Corp.	1,671	185,047
Specialty Retail 0.0%
AutoZone, Inc.(a)	164	173,505
Textiles, Apparel & Luxury Goods 0.0%
Pandora A/S	498	25,824
Under Armour, Inc., Class A(a)	1,618	32,651
Total		58,475
Total Consumer Discretionary		8,087,316
Consumer Staples 0.7%
Beverages 0.1%
Kirin Holdings Co., Ltd.	19,200	421,680
Food & Staples Retailing 0.1%
Koninklijke Ahold Delhaize NV	7,827	192,086
Walgreens Boots Alliance, Inc.	2,798	142,278
Walmart, Inc.	1,614	184,787
Total		519,151
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Strategic Equity Fund | Annual Report 2020

Portfolio of Investments  (continued)
January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.0%
JBS SA	16,400	105,578
Uni-President Enterprises Corp.	27,000	64,327
Total		169,905
Household Products 0.0%
Kimberly-Clark Corp.	474	67,896
Personal Products 0.4%
Kao Corp.	27,000	2,153,444
Milbon Co., Ltd.	8,800	492,451
Total		2,645,895
Tobacco 0.1%
Altria Group, Inc.	1,335	63,452
British American Tobacco PLC	5,666	249,842
Philip Morris International, Inc.	298	24,645
Total		337,939
Total Consumer Staples		4,162,466
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canadian Natural Resources Ltd.	2,800	78,748
Cenovus Energy, Inc.	9,100	79,214
China Coal Energy Co., Ltd., Class H	91,000	30,958
ConocoPhillips Co.	2,774	164,859
HollyFrontier Corp.	1,165	52,332
Husky Energy, Inc.	14,400	93,686
Imperial Oil Ltd.	4,100	97,218
Motor Oil Hellas Corinth Refineries SA	602	12,783
Yanzhou Coal Mining Co., Ltd., Class H	44,000	32,465
Total		642,263
Total Energy		642,263
Financials 0.9%
Banks 0.3%
Banco do Brasil SA	8,800	99,248
Bank Leumi Le-Israel BM	14,389	103,456
BNP Paribas SA	3,343	177,405
Citigroup, Inc.	3,327	247,562
Mediobanca Banca di Credito Finanziario SpA	1,736	17,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	193,500	993,548
Postal Savings Bank of China Co., Ltd.(b)	163,000	101,426
Total		1,739,963
Consumer Finance 0.0%
Ally Financial, Inc.	6,403	205,088
Capital One Financial Corp.	435	43,413
Discover Financial Services	1,419	106,609
Synchrony Financial	2,077	67,316
Total		422,426
Diversified Financial Services 0.2%
Equitable Holdings, Inc.	8,369	201,024
ORIX Corp.	59,700	1,008,480
Voya Financial, Inc.	556	33,210
Total		1,242,714
Insurance 0.4%
Ageas	1,250	68,927
Allianz SE, Registered Shares	883	210,811
Assicurazioni Generali SpA	7,094	138,231
Dai-ichi Life Holdings, Inc.	63,100	936,479
PICC Property & Casualty Co., Ltd., Class H	54,000	57,750
Power Corp. of Canada	5,600	139,725
Prudential Financial, Inc.	453	41,250
Swiss Life Holding AG, Registered Shares	380	191,016
Tokio Marine Holdings, Inc.	12,600	683,944
Total		2,468,133
Total Financials		5,873,236
Health Care 1.0%
Biotechnology 0.1%
Alexion Pharmaceuticals, Inc.(a)	350	34,787
BioMarin Pharmaceutical, Inc.(a)	350	29,225
Gilead Sciences, Inc.	728	46,010
PeptiDream, Inc.(a)	12,100	572,785
Vertex Pharmaceuticals, Inc.(a)	350	79,467
Total		762,274

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	9

Portfolio of Investments  (continued)
January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.4%
Asahi Intecc Co., Ltd.	14,400	396,758
Hoya Corp.	17,900	1,713,127
Medtronic PLC	154	17,778
Nakanishi, Inc.	17,700	315,739
Total		2,443,402
Health Care Providers & Services 0.0%
Cardinal Health, Inc.	1,149	58,840
DaVita, Inc.(a)	193	15,415
McKesson Corp.	528	75,298
Medipal Holdings Corp.	700	14,833
Total		164,386
Pharmaceuticals 0.5%
Astellas Pharma, Inc.	11,700	206,741
Bausch Health Companies, Inc.(a)	2,800	76,823
Daiichi Sankyo Co., Ltd.	17,800	1,202,872
Johnson & Johnson	2,008	298,931
Merck & Co., Inc.	991	84,671
Novartis AG, Registered Shares	1,829	172,782
Roche Holding AG, Genusschein Shares	887	297,561
Takeda Pharmaceutical Co., Ltd.	25,000	960,085
Total		3,300,466
Total Health Care		6,670,528
Industrials 1.9%
Aerospace & Defense 0.0%
Lockheed Martin Corp.	374	160,117
Airlines 0.1%
Southwest Airlines Co.	3,355	184,458
Building Products 0.3%
Daikin Industries Ltd.	14,600	2,057,247
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	3,788	125,940
Eiffage SA	139	16,112
Kinden Corp.	57,000	971,275
Samsung Engineering Co., Ltd.(a)	6,120	87,069
Total		1,200,396
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.1%
Acuity Brands, Inc.	554	65,300
Eaton Corp. PLC	806	76,143
Nidec Corp.	5,300	666,585
Total		808,028
Industrial Conglomerates 0.0%
CITIC Ltd.	97,000	109,687
Machinery 0.3%
Cummins, Inc.	1,185	189,564
Sinotruk Hong Kong Ltd.	26,500	45,502
Takuma Co., Ltd.	106,100	1,156,742
Weichai Power Co., Ltd., Class H	47,000	82,284
Zoomlion Heavy Industry Science and Technology Co., Ltd.	83,800	61,526
Total		1,535,618
Professional Services 0.4%
Meitec Corp.	5,800	329,705
Nihon M&A Center, Inc.	23,800	680,857
Recruit Holdings Co., Ltd.	40,000	1,559,052
Wolters Kluwer NV	654	49,142
Total		2,618,756
Road & Rail 0.0%
Aurizon Holdings Ltd.	28,462	102,022
Trading Companies & Distributors 0.5%
ITOCHU Corp.	94,600	2,209,948
Mitsubishi Corp.	33,100	848,540
Total		3,058,488
Transportation Infrastructure 0.0%
Grupo Aeroportuario del Pacifico SAB de CV	5,598	69,316
International Container Terminal Services, Inc.	7,670	19,554
Total		88,870
Total Industrials		11,923,687
Information Technology 1.8%
Communications Equipment 0.1%
Cisco Systems, Inc.	5,307	243,963
F5 Networks, Inc.(a)	1,081	132,012
Total		375,975

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Strategic Equity Fund | Annual Report 2020

Portfolio of Investments  (continued)
January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.6%
Amano Corp.	19,000	548,701
Keyence Corp.	7,100	2,386,715
Murata Manufacturing Co., Ltd.	16,300	922,821
Zhen Ding Technology Holding Ltd.	29,000	112,162
Total		3,970,399
IT Services 0.2%
Comture Corp.	15,900	309,100
MasterCard, Inc., Class A	705	222,738
Obic Co., Ltd.	4,000	545,046
VeriSign, Inc.(a)	1,005	209,181
Total		1,286,065
Semiconductors & Semiconductor Equipment 0.2%
Lam Research Corp.	734	218,886
Lasertec Corp.	9,500	465,084
Qorvo, Inc.(a)	214	22,654
Rohm Co., Ltd.	7,300	525,129
Shinko Electric Industries Co., Ltd.	12,600	147,901
Total		1,379,654
Software 0.3%
Fortinet, Inc.(a)	1,792	206,725
Freee KK(a)	10,000	289,327
JustSystems Corp.	10,900	593,258
Microsoft Corp.	2,460	418,766
Total		1,508,076
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.	527	163,112
Chicony Electronics Co., Ltd.	37,000	104,181
Elecom Co., Ltd.	31,100	1,253,883
HP, Inc.	9,300	198,276
Lenovo Group Ltd.	16,000	10,440
Lite-On Technology Corp.	64,000	99,149
Ricoh Co., Ltd.	62,600	710,287
Samsung Electronics Co., Ltd.	1,603	74,272
Wistron Corp.	93,000	82,882
Total		2,696,482
Total Information Technology		11,216,651
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.4%
Chemicals 0.3%
Celanese Corp., Class A	339	35,087
JCU Corp.	15,700	445,427
LyondellBasell Industries NV, Class A	87	6,774
Shin-Etsu Chemical Co., Ltd.	13,700	1,566,783
Total		2,054,071
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	15,000	95,741
China National Building Material Co., Ltd., Class H	30,000	28,678
Total		124,419
Metals & Mining 0.1%
BHP Group Ltd.	7,589	194,612
Fortescue Metals Group Ltd.	18,475	136,859
Rio Tinto PLC	3,001	160,476
Total		491,947
Total Materials		2,670,437
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Tower Corp.	1,009	233,826
Essex Property Trust, Inc.	78	24,161
ORIX JREIT, Inc.	203	428,904
Total		686,891
Real Estate Management & Development 0.0%
Emaar Properties PJSC	65,244	71,194
Logan Property Holdings Co., Ltd.	58,000	87,672
Total		158,866
Total Real Estate		845,757
Utilities 0.1%
Electric Utilities 0.0%
Inter RAO UES PJSC	263,000	23,726
Manila Electric Co.	9,140	46,033
Total		69,759
Gas Utilities 0.0%
PT Perusahaan Gas Negara Persero Tbk	473,000	58,623

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	11

Portfolio of Investments  (continued)
January 31, 2020
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	11,242	223,266
Vistra Energy Corp	2,082	46,887
Total		270,153
Multi-Utilities 0.0%
Atco Ltd., Class I	1,500	58,508
Total Utilities		457,043
Total Common Stocks (Cost $52,066,383)		58,506,752

Equity Funds 84.8%
	Shares	Value ($)
Dividend Income 8.5%
Columbia Dividend Income Fund, Institutional 3 Class(c)	1,406,021	34,742,766
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(c)	1,006,087	18,914,444
Total		53,657,210
International 46.9%
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class(c)	1,062,778	13,008,406
Columbia Contrarian Europe Fund, Institutional 3 Class(c)	7,054,053	49,025,667
Columbia Emerging Markets Fund, Institutional 3 Class(c)	3,666,915	51,116,792
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class(c)	916,492	14,572,212
Columbia Global Infrastructure Fund, Institutional 3 Class(c)	1,805,363	24,643,206
Columbia Global Technology Growth Fund, Institutional 3 Class(a),(c)	846,675	36,821,906
Columbia Overseas Value Fund, Institutional 3 Class(c)	5,834,584	54,611,704
Columbia Select Global Equity Fund, Institutional 3 Class(a),(c)	3,471,827	53,153,672
Total		296,953,565
U.S. Large Cap 25.6%
Columbia Disciplined Value Fund, Institutional 3 Class(c)	6,898,540	62,983,668
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(c)	512,946	24,170,022
Columbia Select Large Cap Equity Fund, Institutional 3 Class(c)	4,283,078	64,417,494
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(c)	745,762	10,492,875
Total		162,064,059
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.8%
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(c)	1,101,581	23,672,981
Total Equity Funds (Cost $456,269,506)		536,347,815

Exchange-Traded Equity Funds 2.0%

International Mid Large Cap 2.0%
Columbia Sustainable Global Equity Income ETF(c)	473,280	12,848,889
Total Exchange-Traded Equity Funds (Cost $12,433,066)		12,848,889

Fixed Income Funds 3.7%

Convertible 3.7%
Columbia Convertible Securities Fund, Institutional 3 Class(c)	1,000,344	23,258,007
Total Fixed Income Funds (Cost $16,275,786)		23,258,007

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	11,600	40,521
Total Utilities		40,521
Total Preferred Stocks (Cost $42,716)		40,521

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(c),(d)	1,579,887	1,579,887
Total Money Market Funds (Cost $1,579,837)		1,579,887
Total Investments in Securities (Cost: $538,667,294)		632,581,871
Other Assets & Liabilities, Net		315,846
Net Assets		632,897,717

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Strategic Equity Fund | Annual Report 2020

Portfolio of Investments  (continued)
January 31, 2020
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
248,000 AUD	167,518 USD	Morgan Stanley	03/26/2020	1,349	—
400,000 BRL	94,487 USD	Morgan Stanley	03/26/2020	1,341	—
250,000 CAD	189,347 USD	Morgan Stanley	03/26/2020	446	—
71,000 CHF	73,132 USD	Morgan Stanley	03/26/2020	—	(850)
302,000 ILS	87,715 USD	Morgan Stanley	03/26/2020	—	(1)
8,311,000 TWD	277,097 USD	Morgan Stanley	03/26/2020	2,799	—
43,759 USD	296,000 DKK	Morgan Stanley	03/26/2020	330	—
233,424 USD	179,000 GBP	Morgan Stanley	03/26/2020	3,275	—
145,884 USD	10,459,000 INR	Morgan Stanley	03/26/2020	—	(732)
43,894 USD	2,764,000 RUB	Morgan Stanley	03/26/2020	—	(902)
58,075 USD	79,000 SGD	Morgan Stanley	03/26/2020	—	(174)
58,235 USD	858,000 ZAR	Morgan Stanley	03/26/2020	—	(1,458)
Total				9,540	(4,117)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $101,426, which represents 0.02% of total net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class
	1,103,729	24,261	(65,212)	1,062,778	—	(101,836)	664,345	267,165	13,008,406
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,627,255	170,214	(743,416)	7,054,053	—	(279,822)	6,511,427	1,198,305	49,025,667
Columbia Convertible Securities Fund, Institutional 3 Class
	1,036,909	67,325	(103,890)	1,000,344	885,781	385,446	2,260,808	578,326	23,258,007
Columbia Disciplined Value Fund, Institutional 3 Class
	6,576,026	708,959	(386,445)	6,898,540	5,155,560	340,828	(1,301,936)	1,314,462	62,983,668
Columbia Dividend Income Fund, Institutional 3 Class
	1,542,717	45,243	(181,939)	1,406,021	366,619	881,239	4,314,099	698,785	34,742,766
Columbia Emerging Markets Fund, Institutional 3 Class
	2,107,519	2,077,354	(517,958)	3,666,915	—	1,609,586	5,935,451	267,824	51,116,792
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	2,058,933	38,854	(1,091,700)	1,006,087	147,346	(505,968)	2,408,149	570,982	18,914,444
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class
	891,142	41,028	(15,678)	916,492	—	(77,461)	(1,171,143)	477,258	14,572,212
Columbia Global Infrastructure Fund, Institutional 3 Class
	1,906,023	141,607	(242,267)	1,805,363	1,349,654	(1,720,749)	4,617,336	494,505	24,643,206
Columbia Global Technology Growth Fund, Institutional 3 Class
	1,024,649	12,844	(190,818)	846,675	435,193	3,317,420	6,798,229	—	36,821,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	13

Portfolio of Investments  (continued)
January 31, 2020
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Large Cap Growth Fund, Institutional 3 Class
	552,317	40,706	(80,077)	512,946	1,794,950	583,061	3,215,740	—	24,170,022
Columbia Overseas Value Fund, Institutional 3 Class
	6,016,420	229,237	(411,073)	5,834,584	110,017	575,445	1,748,414	2,082,956	54,611,704
Columbia Select Global Equity Fund, Institutional 3 Class
	4,013,071	108,048	(649,292)	3,471,827	1,594,813	2,612,475	8,961,331	—	53,153,672
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,536,175	251,884	(504,981)	4,283,078	2,740,509	1,351,816	6,648,482	769,397	64,417,494
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	630,914	203,061	(88,213)	745,762	2,804,763	108,640	(954,778)	—	10,492,875
Columbia Short-Term Cash Fund, 1.648%
	2,135,321	17,393,059	(17,948,493)	1,579,887	—	68	50	35,926	1,579,887
Columbia Small Cap Growth Fund I, Institutional 3 Class
	1,175,214	91,957	(165,590)	1,101,581	1,894,374	1,114,625	2,146,204	—	23,672,981
Columbia Sustainable Global Equity Income ETF
	—	473,280	—	473,280	—	—	415,823	373,077	12,848,889
Total					19,279,579	10,194,813	53,218,031	9,128,968	574,034,598

(d)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Strategic Equity Fund | Annual Report 2020

Portfolio of Investments  (continued)
January 31, 2020
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,085,798	4,871,570	—	5,957,368
Consumer Discretionary	901,972	7,185,344	—	8,087,316
Consumer Staples	588,636	3,573,830	—	4,162,466
Energy	566,057	76,206	—	642,263
Financials	1,184,445	4,688,791	—	5,873,236
Health Care	817,245	5,853,283	—	6,670,528
Industrials	744,898	11,178,789	—	11,923,687
Information Technology	2,036,313	9,180,338	—	11,216,651
Materials	41,861	2,628,576	—	2,670,437
Real Estate	257,987	587,770	—	845,757
Utilities	328,661	128,382	—	457,043
Total Common Stocks	8,553,873	49,952,879	—	58,506,752
Equity Funds	536,347,815	—	—	536,347,815
Exchange-Traded Equity Funds	12,848,889	—	—	12,848,889
Fixed Income Funds	23,258,007	—	—	23,258,007
Preferred Stocks
Utilities	40,521	—	—	40,521
Total Preferred Stocks	40,521	—	—	40,521
Money Market Funds	1,579,887	—	—	1,579,887
Total Investments in Securities	582,628,992	49,952,879	—	632,581,871
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	9,540	—	9,540
Liability
Forward Foreign Currency Exchange Contracts	—	(4,117)	—	(4,117)
Total	582,628,992	49,958,302	—	632,587,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	15

Portfolio of Investments  (continued)
January 31, 2020
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Strategic Equity Fund | Annual Report 2020

Statement of Assets and Liabilities
January 31, 2020
Assets
Investments in securities, at value
Unaffiliated issuers (cost $52,109,099)	$58,547,273
Affiliated issuers (cost $486,558,195)	574,034,598
Unrealized appreciation on forward foreign currency exchange contracts	9,540
Receivable for:
Investments sold	827,475
Capital shares sold	136,016
Dividends	46,847
Foreign tax reclaims	69,371
Prepaid expenses	2,383
Total assets	633,673,503
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	4,117
Payable for:
Investments purchased	56,845
Capital shares purchased	551,544
Management services fees	1,277
Distribution and/or service fees	4,792
Transfer agent fees	50,677
Compensation of board members	48,378
Compensation of chief compliance officer	139
Other expenses	58,017
Total liabilities	775,786
Net assets applicable to outstanding capital stock	$632,897,717
Represented by
Paid in capital	524,370,095
Total distributable earnings (loss)	108,527,622
Total - representing net assets applicable to outstanding capital stock	$632,897,717
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	17

Statement of Assets and Liabilities  (continued)
January 31, 2020
Class A
Net assets	$560,843,469
Shares outstanding	36,983,979
Net asset value per share	$15.16
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.08
Advisor Class
Net assets	$6,472,015
Shares outstanding	405,257
Net asset value per share	$15.97
Class C
Net assets	$31,970,422
Shares outstanding	2,541,779
Net asset value per share	$12.58
Institutional Class
Net assets	$29,115,180
Shares outstanding	1,856,546
Net asset value per share	$15.68
Institutional 2 Class
Net assets	$2,023,327
Shares outstanding	126,438
Net asset value per share	$16.00
Institutional 3 Class
Net assets	$2,090,196
Shares outstanding	132,373
Net asset value per share	$15.79
Class R
Net assets	$383,108
Shares outstanding	25,795
Net asset value per share	$14.85
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Strategic Equity Fund | Annual Report 2020

Statement of Operations
Year Ended January 31, 2020
Net investment income
Income:
Dividends — unaffiliated issuers	$1,259,350
Dividends — affiliated issuers	9,128,968
Foreign taxes withheld	(109,544)
Total income	10,278,774
Expenses:
Management services fees	457,542
Distribution and/or service fees
Class A	1,372,656
Class C	333,205
Class R	1,671
Transfer agent fees
Class A	578,280
Advisor Class	10,505
Class C	35,172
Institutional Class	29,802
Institutional 2 Class	1,248
Institutional 3 Class	231
Class R	352
Compensation of board members	26,761
Custodian fees	55,814
Printing and postage fees	63,656
Registration fees	97,107
Audit fees	18,637
Legal fees	13,200
Compensation of chief compliance officer	132
Other	16,843
Total expenses	3,112,814
Expense reduction	(520)
Total net expenses	3,112,294
Net investment income	7,166,480
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,843,710
Investments — affiliated issuers	10,194,813
Capital gain distributions from underlying affiliated funds	19,279,579
Foreign currency translations	(23,375)
Forward foreign currency exchange contracts	16,998
Net realized gain	32,311,725
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,851,950
Investments — affiliated issuers	53,218,031
Foreign currency translations	1,392
Forward foreign currency exchange contracts	7,392
Net change in unrealized appreciation (depreciation)	58,078,765
Net realized and unrealized gain	90,390,490
Net increase in net assets resulting from operations	$97,556,970
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	19

Statement of Changes in Net Assets
	Year Ended January 31, 2020	Year Ended January 31, 2019
Operations
Net investment income	$7,166,480	$5,573,580
Net realized gain	32,311,725	45,613,551
Net change in unrealized appreciation (depreciation)	58,078,765	(112,103,298)
Net increase (decrease) in net assets resulting from operations	97,556,970	(60,916,167)
Distributions to shareholders
Net investment income and net realized gains
Class A	(35,940,334)	(40,837,131)
Advisor Class	(595,553)	(703,290)
Class C	(2,363,959)	(3,691,124)
Institutional Class	(1,852,587)	(2,251,894)
Institutional 2 Class	(130,760)	(158,003)
Institutional 3 Class	(139,815)	(154,834)
Class R	(23,440)	(19,813)
Total distributions to shareholders	(41,046,448)	(47,816,089)
Decrease in net assets from capital stock activity	(33,935,975)	(14,632,616)
Total increase (decrease) in net assets	22,574,547	(123,364,872)
Net assets at beginning of year	610,323,170	733,688,042
Net assets at end of year	$632,897,717	$610,323,170
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Strategic Equity Fund | Annual Report 2020

Statement of Changes in Net Assets   (continued)
	Year Ended		Year Ended
	January 31, 2020		January 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,720,698	25,306,120	3,741,438	56,181,458
Distributions reinvested	1,952,589	28,963,472	2,468,909	32,889,866
Redemptions	(5,077,676)	(74,514,390)	(5,093,557)	(76,597,436)
Net increase (decrease)	(1,404,389)	(20,244,798)	1,116,790	12,473,888
Advisor Class
Subscriptions	238,973	3,668,053	466,836	7,098,843
Distributions reinvested	13,025	203,215	10,882	151,981
Redemptions	(609,039)	(9,328,890)	(198,378)	(3,070,792)
Net increase (decrease)	(357,041)	(5,457,622)	279,340	4,180,032
Class C
Subscriptions	275,485	3,390,669	369,791	4,716,682
Distributions reinvested	169,036	2,089,000	285,977	3,296,328
Redemptions	(951,785)	(11,682,065)	(2,665,798)	(34,784,691)
Net decrease	(507,264)	(6,202,396)	(2,010,030)	(26,771,681)
Institutional Class
Subscriptions	595,692	9,023,520	849,171	13,021,154
Distributions reinvested	72,293	1,106,795	91,657	1,256,458
Redemptions	(795,975)	(11,983,661)	(1,350,486)	(21,224,986)
Net decrease	(127,990)	(1,853,346)	(409,658)	(6,947,374)
Institutional 2 Class
Subscriptions	31,073	479,216	134,710	2,164,926
Distributions reinvested	8,363	130,599	11,518	157,820
Redemptions	(38,376)	(590,479)	(55,964)	(799,941)
Net increase	1,060	19,336	90,264	1,522,805
Institutional 3 Class
Subscriptions	26,592	406,154	97,337	1,538,441
Distributions reinvested	9,063	139,628	11,251	154,624
Redemptions	(51,099)	(778,862)	(51,286)	(790,520)
Net increase (decrease)	(15,444)	(233,080)	57,302	902,545
Class K
Redemptions	—	—	(8,015)	(132,372)
Net decrease	—	—	(8,015)	(132,372)
Class R
Subscriptions	8,506	122,574	12,630	178,441
Distributions reinvested	1,613	23,440	1,553	19,813
Redemptions	(7,586)	(110,083)	(3,904)	(58,713)
Net increase	2,533	35,931	10,279	139,541
Total net decrease	(2,408,535)	(33,935,975)	(873,728)	(14,632,616)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2020	$13.84	0.17	2.13	2.30	(0.21)	(0.77)	(0.98)
Year Ended 1/31/2019	$16.41	0.14	(1.60)	(1.46)	(0.38)	(0.73)	(1.11)
Year Ended 1/31/2018	$12.75	0.14	3.72	3.86	(0.20)	—	(0.20)
Year Ended 1/31/2017	$11.35	0.13	1.61	1.74	(0.02)	(0.32)	(0.34)
Year Ended 1/31/2016	$15.35	0.24	(1.00)	(0.76)	(0.33)	(2.91)	(3.24)
Advisor Class
Year Ended 1/31/2020	$14.51	0.15	2.32	2.47	(0.24)	(0.77)	(1.01)
Year Ended 1/31/2019	$17.14	0.19	(1.68)	(1.49)	(0.41)	(0.73)	(1.14)
Year Ended 1/31/2018	$13.31	0.24	3.82	4.06	(0.23)	—	(0.23)
Year Ended 1/31/2017	$11.81	0.19	1.66	1.85	(0.03)	(0.32)	(0.35)
Year Ended 1/31/2016	$15.85	0.39	(1.16)	(0.77)	(0.36)	(2.91)	(3.27)
Class C
Year Ended 1/31/2020	$11.66	0.05	1.80	1.85	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$14.04	0.00(d)	(1.35)	(1.35)	(0.30)	(0.73)	(1.03)
Year Ended 1/31/2018	$10.95	0.02	3.18	3.20	(0.11)	—	(0.11)
Year Ended 1/31/2017	$9.85	0.03	1.39	1.42	—	(0.32)	(0.32)
Year Ended 1/31/2016	$13.76	0.12	(0.87)	(0.75)	(0.25)	(2.91)	(3.16)
Institutional Class
Year Ended 1/31/2020	$14.27	0.22	2.20	2.42	(0.24)	(0.77)	(1.01)
Year Ended 1/31/2019	$16.87	0.17	(1.63)	(1.46)	(0.41)	(0.73)	(1.14)
Year Ended 1/31/2018	$13.11	0.18	3.81	3.99	(0.23)	—	(0.23)
Year Ended 1/31/2017	$11.64	0.16	1.66	1.82	(0.03)	(0.32)	(0.35)
Year Ended 1/31/2016	$15.66	0.26	(1.01)	(0.75)	(0.36)	(2.91)	(3.27)
Institutional 2 Class
Year Ended 1/31/2020	$14.54	0.23	2.24	2.47	(0.24)	(0.77)	(1.01)
Year Ended 1/31/2019	$17.16	0.22	(1.70)	(1.48)	(0.41)	(0.73)	(1.14)
Year Ended 1/31/2018	$13.33	0.19	3.88	4.07	(0.24)	—	(0.24)
Year Ended 1/31/2017	$11.83	0.19	1.67	1.86	(0.04)	(0.32)	(0.36)
Year Ended 1/31/2016	$15.85	0.32	(1.06)	(0.74)	(0.37)	(2.91)	(3.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Global Strategic Equity Fund | Annual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2020	$15.16	16.90%	0.48%	0.48%(c)	1.18%	17%	$560,843
Year Ended 1/31/2019	$13.84	(8.49%)	0.50%	0.50%(c)	0.90%	17%	$531,131
Year Ended 1/31/2018	$16.41	30.57%	0.50%	0.50%(c)	0.95%	18%	$611,508
Year Ended 1/31/2017	$12.75	15.63%	0.52%	0.52%(c)	1.05%	54%	$515,290
Year Ended 1/31/2016	$11.35	(6.66%)	0.50%	0.50%(c)	1.66%	75%	$522,769
Advisor Class
Year Ended 1/31/2020	$15.97	17.29%	0.23%	0.23%(c)	0.97%	17%	$6,472
Year Ended 1/31/2019	$14.51	(8.31%)	0.26%	0.26%(c)	1.20%	17%	$11,064
Year Ended 1/31/2018	$17.14	30.86%	0.25%	0.25%(c)	1.58%	18%	$8,277
Year Ended 1/31/2017	$13.31	16.01%	0.27%	0.27%(c)	1.52%	54%	$284
Year Ended 1/31/2016	$11.81	(6.55%)	0.27%	0.27%(c)	2.73%	75%	$71
Class C
Year Ended 1/31/2020	$12.58	16.11%	1.23%	1.23%(c)	0.37%	17%	$31,970
Year Ended 1/31/2019	$11.66	(9.19%)	1.25%	1.25%(c)	0.00%	17%	$35,551
Year Ended 1/31/2018	$14.04	29.48%	1.25%	1.25%(c)	0.14%	18%	$71,030
Year Ended 1/31/2017	$10.95	14.81%	1.27%	1.27%(c)	0.28%	54%	$74,057
Year Ended 1/31/2016	$9.85	(7.38%)	1.25%	1.25%(c)	0.90%	75%	$80,104
Institutional Class
Year Ended 1/31/2020	$15.68	17.23%	0.23%	0.23%(c)	1.43%	17%	$29,115
Year Ended 1/31/2019	$14.27	(8.26%)	0.25%	0.25%(c)	1.10%	17%	$28,316
Year Ended 1/31/2018	$16.87	30.79%	0.26%	0.26%(c)	1.23%	18%	$40,391
Year Ended 1/31/2017	$13.11	15.98%	0.27%	0.27%(c)	1.27%	54%	$22,765
Year Ended 1/31/2016	$11.64	(6.48%)	0.24%	0.24%(c)	1.73%	75%	$24,809
Institutional 2 Class
Year Ended 1/31/2020	$16.00	17.29%	0.18%	0.18%	1.48%	17%	$2,023
Year Ended 1/31/2019	$14.54	(8.21%)	0.21%	0.21%	1.38%	17%	$1,823
Year Ended 1/31/2018	$17.16	30.88%	0.21%	0.21%	1.27%	18%	$603
Year Ended 1/31/2017	$13.33	16.04%	0.18%	0.18%	1.53%	54%	$607
Year Ended 1/31/2016	$11.83	(6.32%)	0.14%	0.14%	2.15%	75%	$340
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 1/31/2020	$14.36	0.23	2.22	2.45	(0.25)	(0.77)	(1.02)
Year Ended 1/31/2019	$16.96	0.20	(1.65)	(1.45)	(0.42)	(0.73)	(1.15)
Year Ended 1/31/2018(e)	$13.64	0.36	3.21	3.57	(0.25)	—	(0.25)
Class R
Year Ended 1/31/2020	$13.58	0.14	2.08	2.22	(0.18)	(0.77)	(0.95)
Year Ended 1/31/2019	$16.13	0.13	(1.60)	(1.47)	(0.35)	(0.73)	(1.08)
Year Ended 1/31/2018	$12.54	0.08	3.68	3.76	(0.17)	—	(0.17)
Year Ended 1/31/2017	$11.19	0.08	1.60	1.68	(0.01)	(0.32)	(0.33)
Year Ended 1/31/2016	$15.19	0.19	(0.98)	(0.79)	(0.30)	(2.91)	(3.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Global Strategic Equity Fund | Annual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 1/31/2020	$15.79	17.34%	0.13%	0.13%	1.51%	17%	$2,090
Year Ended 1/31/2019	$14.36	(8.16%)	0.16%	0.16%	1.32%	17%	$2,122
Year Ended 1/31/2018(e)	$16.96	26.47%	0.17%(f)	0.17%(f)	2.52%(f)	18%	$1,535
Class R
Year Ended 1/31/2020	$14.85	16.64%	0.72%	0.72%(c)	0.98%	17%	$383
Year Ended 1/31/2019	$13.58	(8.70%)	0.76%	0.76%(c)	0.89%	17%	$316
Year Ended 1/31/2018	$16.13	30.21%	0.76%	0.76%(c)	0.56%	18%	$209
Year Ended 1/31/2017	$12.54	15.30%	0.77%	0.77%(c)	0.68%	54%	$872
Year Ended 1/31/2016	$11.19	(6.91%)	0.75%	0.75%(c)	1.35%	75%	$2,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Strategic Equity Fund | Annual Report 2020	25

Notes to Financial Statements
January 31, 2020
Note 1. Organization
Columbia Global Strategic Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple
26	Columbia Global Strategic Equity Fund | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally
Columbia Global Strategic Equity Fund | Annual Report 2020	27

Notes to Financial Statements  (continued)
January 31, 2020
cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
28	Columbia Global Strategic Equity Fund | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	9,540

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,117
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	16,998

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	7,392
Columbia Global Strategic Equity Fund | Annual Report 2020	29

Notes to Financial Statements  (continued)
January 31, 2020
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2020:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,887	(3,556)

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2020.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2020:
Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	9,540
Liabilities
Forward foreign currency exchange contracts	4,117
Total financial and derivative net assets	5,423
Total collateral received (pledged) (a)	-
Net amount (b)	5,423

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
30	Columbia Global Strategic Equity Fund | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on net assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on net assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on net assets invested in all other securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities. The effective management services fee rate for the year ended January 31, 2020 was 0.07% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Columbia Global Strategic Equity Fund | Annual Report 2020	31

Notes to Financial Statements  (continued)
January 31, 2020
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
32	Columbia Global Strategic Equity Fund | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
For the year ended January 31, 2020, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended January 31, 2020, these minimum account balance fees reduced total expenses of the Fund by $520.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended January 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	274,367
Class C	—	1.00(b)	2,704

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Global Strategic Equity Fund | Annual Report 2020	33

Notes to Financial Statements  (continued)
January 31, 2020
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2019 through May 31, 2020	Voluntary expense cap June 1, 2019 through June 30, 2019	Contractual expense cap prior to June 1, 2019
Class A	0.50%	0.50%	0.50%
Advisor Class	0.25	0.25	0.25
Class C	1.25	1.25	1.25
Institutional Class	0.25	0.25	0.25
Institutional 2 Class	0.20	0.22	0.22
Institutional 3 Class	0.15	0.16	0.16
Class R	0.75	0.75	0.75
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. The Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2020, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, derivative investments, re-characterization of distributions for investments, foreign currency transactions, and passive foreign investment company (PFIC) holdings. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
1,623,368	(1,623,367)	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
34	Columbia Global Strategic Equity Fund | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
The tax character of distributions paid during the years indicated was as follows:
Year Ended January 31, 2020			Year Ended January 31, 2019
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
8,680,968	32,365,480	41,046,448	16,684,893	31,131,196	47,816,089
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At January 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
708,075	17,341,716	—	90,522,506
At January 31, 2020, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
542,064,788	95,057,797	(4,535,291)	90,522,506
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $103,007,132 and $151,413,806, respectively, for the year ended January 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Global Strategic Equity Fund | Annual Report 2020	35

Notes to Financial Statements  (continued)
January 31, 2020
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended January 31, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the year ended January 31, 2020.
Note 9. Significant risks
Market risk
The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in the Fund. An investment in the Fund could lose money over short or even long periods.
Shareholder concentration risk
At January 31, 2020, one unaffiliated shareholder of record owned 20.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 58.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
In February 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to reorganize Columbia Global Strategic Equity Fund with and into Columbia Capital Allocation Aggressive Portfolio. Pursuant to applicable law (including the 1940 Act) the reorganization may be implemented without shareholder approval. The reorganization is expected to occur in the third quarter of 2020 and are expected to be a tax-free reorganization for U.S. federal income tax purposes.
36	Columbia Global Strategic Equity Fund | Annual Report 2020

Notes to Financial Statements  (continued)
January 31, 2020
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Global Strategic Equity Fund | Annual Report 2020	37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Global Strategic Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Global Strategic Equity Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of January 31, 2020, the related statement of operations for the year ended January 31, 2020, the statement of changes in net assets for each of the two years in the period ended January 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2020
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
38	Columbia Global Strategic Equity Fund | Annual Report 2020

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended January 31, 2020. Shareholders will be notified in early 2021 of the amounts for use in preparing 2020 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
100.00%	42.48%	$32,020,156	$595,591	$0.01	$5,523,270	$0.13
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
 TRUSTEES AND OFFICERS
The Board oversees the Fund’s operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund’s Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach the mandatory retirement age established by the Board.
Independent trustees
Name, address, year of birth	Position held with the Trust and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
George S. Batejan c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1953	Trustee since 1/17	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	121	Former Chairman of the Board, NICSA (National Investment Company Services Association) (Executive Committee, Nominating Committee and Governance Committee), 2014-2016; former Director, Intech Investment Management, 2011-2016; former Board Member, Metro Denver Chamber of Commerce, 2015-2016; former Advisory Board Member, University of Colorado Business School, 2015-2018
Columbia Global Strategic Equity Fund | Annual Report 2020	39

TRUSTEES AND OFFICERS  (continued)

Independent trustees  (continued)
Name, address, year of birth	Position held with the Trust and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; specializing in arbitration and mediation; Chief Justice, Minnesota Supreme Court, 1998-2006; Associate Justice, Minnesota Supreme Court, 1996-1998; Fourth Judicial District Court Judge, Hennepin County, 1994-1996; Attorney in private practice and public service, 1984-1993; State Representative, Minnesota House of Representatives, 1979-1993, which included service on the Tax and Financial Institutions and Insurance Committees; Member and Interim Chair, Minnesota Sports Facilities Authority, January 2017-July 2017; Interim President and Chief Executive Officer, Blue Cross and Blue Shield of Minnesota (health care insurance), February-July 2018	121	Trustee, BlueCross BlueShield of Minnesota since 2009 (Chair of the Business Development Committee, 2014-2017; Chair of the Governance Committee since 2017); Chair of the Robina Foundation since August 2013; former Member and Chair of the Board, Minnesota Sports Facilities Authority, January 2017-July 2017
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, Morgan Stanley, 1982-1991	121	Trustee, New York Presbyterian Hospital Board (Executive Committee and Chair of Human Resources Committee) since 1996; Director, DR Bank (Audit Committee) since 2017; Director, Evercore Inc. (Audit Committee, Nominating and Governance Committee) since 2019
Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1950	Trustee since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	121	Trustee, MA Taxpayers Foundation since 1997; Board of Governors, Innovation Institute, MA Technology Collaborative since 2010; Board of Directors, The MA Business Roundtable 2003-2019
Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1954	Trustee since 12/17	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	121	Trustee, Catholic Schools Foundation since 2004
Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1952	Chair of the Board since 1/20; Trustee since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Managing Director, Morgan Stanley, 1982-1989; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	121	Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012; Trustee, Carleton College (on the Investment Committee); Trustee, Carnegie Endowment for International Peace (on the Investment Committee)
40	Columbia Global Strategic Equity Fund | Annual Report 2020

TRUSTEES AND OFFICERS  (continued)

Independent trustees  (continued)
Name, address, year of birth	Position held with the Trust and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
Anthony M. Santomero c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1946	Trustee since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President, Federal Reserve Bank of Philadelphia, 2000- 2006; Professor of Finance, The Wharton School, University of Pennsylvania, 1972-2002	121	Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Renaissance Reinsurance Ltd. since May 2008; former Director, Citigroup Inc. and Citibank, N.A., 2009-2019; former Trustee, BofA Funds Series Trust (11 funds), 2008-2011
Minor M. Shaw c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1947	Trustee since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. (family investment business), 1998-2011	121	Director, BlueCross BlueShield of South Carolina since April 2008; Trustee, Hollingsworth Funds since 2016 (previously Board Chair from 2016-2019); Advisory Board member, Duke Energy Corp. since October 2016; Chair of the Duke Endowment; Chair of Greenville – Spartanburg Airport Commission; former Trustee, BofA Funds Series Trust (11 funds), 2003-2011; former Director, Piedmont Natural Gas, 2004-2016; former Director, National Association of Corporate Directors, Carolinas Chapter, 2013-2018
Sandra Yeager c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 1964	Trustee since 12/17	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	119	Director, NAPE Education Foundation since October 2016
Columbia Global Strategic Equity Fund | Annual Report 2020	41

TRUSTEES AND OFFICERS  (continued)

Interested trustee affiliated with Investment Manager*
Name, address, year of birth	Position held with the Trust and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
William F. Truscott c/o Columbia Management Investment Advisers, LLC 225 Franklin St. Boston, MA 02110 1960	Trustee since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and since 5/10 for Nations Funds	Chairman of the Board and President, Columbia Management Investment Advisers, LLC since May 2010 and February 2012, respectively; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010 - September 2012); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006 - August 2012.	192	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; former Director, Ameriprise Certificate Company, August 2006-January 2013
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
Nations Funds refer to the Funds within the Columbia Funds Complex that historically bore the Nations brand and includes series of Columbia Funds Series Trust. RiverSource Funds refer to the Funds within the Columbia Funds Complex that historically bore the RiverSource brand and includes series of Columbia Funds Series Trust II.
The Statement of Additional Information has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/investor/ or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Fund’s other officers are:
Fund officers
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	President and Principal Executive Officer (2015)	Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January 2015 (previously Vice President and Chief Counsel, January 2010 - December 2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Chief Financial Officer, Principal Financial Officer (2009), and Senior Vice President (2019)	Vice President, Head of North American Operations, and Co-Head of Global Operations, – Accounting and Tax, Columbia Management Investment Advisers, LLC, since June 2019 (previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002 (previously, Treasurer and Chief Accounting Officer, January 2009 – January 2019 and December 2015 – January 2019, respectively).
42	Columbia Global Strategic Equity Fund | Annual Report 2020

TRUSTEES AND OFFICERS  (continued)

Fund officers  (continued)
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Joseph Beranek 5890 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Treasurer, Chief Accounting Officer (Principal Accounting Officer) (2019), and Principal Financial Officer (2020)	Vice President — Mutual Fund Accounting and Financial Reporting, Columbia Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President — Pricing and Corporate Actions, May 2010 - March 2017).
Paul B. Goucher 485 Lexington Avenue New York, NY 10017 Born 1968	Senior Vice President (2011) and Assistant Secretary (2008)	Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since January 2017 (previously Vice President and Lead Chief Counsel, November 2008 - January 2017 and January 2013 - January 2017, respectively); Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since March 2015 (previously Vice President and Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Senior Vice President and Chief Compliance Officer (2012)	Vice President — Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since December 2015.
Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)	Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Executive Vice President and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga 225 Franklin Street Boston, MA 02110 Born 1970	Senior Vice President (2017), Chief Legal Officer (2017), and Secretary (2015)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018 (previously Vice President and Group Counsel, August 2011 - August 2018); officer of Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman 225 Franklin Street Boston, MA 02110 Born 1962	Senior Vice President (2020)	Vice President – Head of North America Product, Columbia Management Investment Advisers, LLC (since April 2015); previously, Senior Vice President of Investment Product Management, Fidelity Financial Advisor Solutions, a division of Fidelity Investments (January 2012 – March 2015).
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart-Strong 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1960	Vice President (2015)	President, Columbia Management Investment Services Corp. since October 2014; Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.
Columbia Global Strategic Equity Fund | Annual Report 2020	43

Columbia Global Strategic Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN181_01_K01_(03/20)

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Brian J. Gallagher, Pamela G. Carlton, Anthony M. Santomero, and Sandra L. Yeager, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Gallagher, Ms. Carlton, Mr. Santomero, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the three series of the registrant whose reports to stockholders are included in this annual filing.

(a)Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended January 31, 2020 and January 31, 2019 are approximately as follows:

20202019

$60,000               $55,000

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended January 31, 2020 and January 31, 2019 are approximately as follows:

2020	2019
$0	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above.

During the fiscal years ended January 31, 2020 and January 31, 2019, there were no Audit-Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c)Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2020 and January 31, 2019 are approximately as follows:

2020	2019
$0	$14,700

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended January 31, 2020 and January 31, 2019, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d)All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31,

2020 and January 31, 2019 are approximately as follows:

2020	2019
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended January 31, 2020 and January 31, 2019 are approximately as follows:

20202019

$225,000             $225,000

In fiscal years 2020 and 2019, All Other Fees primarily consists of fees billed for internal control examinations of the registrant's transfer agent and investment adviser.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the "Adviser") or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a "Control Affiliate") if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the "Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant ("Fund Services"); (ii) non-audit services to the registrant's Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund ("Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund's independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC's rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre- designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre- approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund's Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre- approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre- approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund's Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) 100% of the services performed for items (b) through (d) above during 2020 and 2019 were pre-approved by the registrant's Audit Committee.

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2020 and January 31, 2019 are approximately as follows:

20202019

$225,000              $239,700

(h)The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940

(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	March 24, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	March 24, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	March 24, 2020